UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, N.W.
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Annual Report	August 31, 2009

Financial Square Funds
Federal
Government
Money Market
Prime Obligations
Tax-Free Money Market
Treasury Instruments
Treasury Obligations

Goldman Sachs Funds—Financial Square Funds

■	FEDERAL FUND

■	GOVERNMENT FUND

■	MONEY MARKET FUND

■	PRIME OBLIGATIONS FUND

■	TAX-FREE MONEY MARKET FUND

■	TREASURY INSTRUMENTS FUND

■	TREASURY OBLIGATIONS FUND

TABLE OF CONTENTS

Principal Investment Strategies	1
Market Overview	2
Portfolio Management Discussions	4
Yield Summary	5
Sector Allocations	6
Schedules of Investments	8
Financial Statements	44
Notes to the Financial Statements	55
Financial Highlights	74
Report of Independent Registered Public Accounting Firm	88
Other Information	89

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Principal Investment Strategies

Taxable Funds The Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal and Government Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Prime Obligations and Money Market Funds pursue their investment objectives by investing in U.S. Government Securities (as defined in the Funds’ prospectus), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Money Market Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Treasury Obligations Fund pursues its investment objective by investing only in securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities. The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements relating to such securities. The Treasury Instruments and Federal Funds pursue their investment objectives by limiting their investments only to U.S. Treasury Obligations and U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. You should consult your tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in your own state. In order to obtain a rating from a rating organization, the Prime Obligations, Money Market, Government, Treasury Instruments, Treasury Obligations and Federal Funds will be subject to additional investment restrictions.

Tax-Exempt Fund The Tax-Free Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). In order to obtain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds.

MARKET OVERVIEW

Goldman Sachs Funds—Financial Square Funds

The Funds’ fiscal year end changed from December 31 to August 31 effective January 1, 2009 and so the following commentary covers the eight-month period ended August 31, 2009 (the “reporting period”).

Economic and Market Review

The reporting period ended August 31, 2009 was one wherein dramatic action by the Federal Reserve Board (the Fed), increasing weakness and subsequent “green shoots” in economic growth, the global financial crisis and the resulting liquidity freeze had great effect on the money markets.

Just weeks before the reporting period began, the Fed lowered the targeted federal funds rate to a target range of 0% to 0.25% for the first time in the modern era of the Fed. Then, the end of January 2009 saw the first significant maturity from the Commercial Paper Fund Facility (CPFF) that the Fed had announced in early October as just one initiative it took to help alleviate stress on the financial markets broadly and on the money markets in particular. The CPFF was established to provide liquidity to U.S. issuers of both unsecured commercial paper and asset-backed commercial paper through what is known as a special purpose vehicle. Over $240 billion matured out of the CPFF and net commercial paper held in the CPFF fell by $102.7 billion to $247.6 billion. This coincided with a $98.8 billion decline in total commercial paper outstanding as of the end of January. Total commercial paper outstanding continued to decline through the end of the reporting period.

While conditions in some financial markets began to improve in the beginning of 2009, in part reflecting government efforts to provide liquidity and strengthen financial institutions, credit conditions for households and firms remained extremely tight. Consumer confidence declined as falling equity and home prices and rising unemployment took their toll. In March, the Fed unexpectedly announced it would purchase up to $300 billion in Treasury debt over the following six months and the news ignited a rally in Treasury yields. Days later, investors reacted favorably to the details of the Obama administration’s plan to cleanse banks’ balance sheets of hundreds of billions of dollars of legacy troubled assets.

Although economic growth continued to decline in the second quarter of 2009, the data further suggested that the worst of the recession may be over. The annualized decline of −1.0% in U.S. Gross Domestic Product during the second quarter of 2009 was a dramatic improvement over the previous two quarters when the economy had contracted at annualized rates of −5.4% and −6.4%, respectively. In August, for the first time in 18 months, the U.S. manufacturing sector grew. However, despite a boost from the government’s “cash for clunkers” program, seasonally adjusted retail sales fell 0.1% in July. Consumers appeared to be building savings and paying down debt, which was not surprising given the poor labor market. The unemployment rate finished the reporting period at 9.7%, the highest level in 26 years.

MARKET OVERVIEW

TAXABLE MONEY MARKETS

Overall, money market yields moved lower during the reporting period as investors sought safe haven from the market turmoil. The yield on the 90-day Treasury bill dropped sharply during the period. London interbank offered rates (“LIBOR”) compressed and set lower in early April, a trend that continued through the end of the period. LIBOR are floating interest rates that are widely used as reference rates in bank, corporate and government lending agreements. Interestingly, the move toward lower LIBOR settings was driven by the Fed, which expanded its program of purchasing U.S. Treasuries to include agency securities and select asset-backed debt. Many of the securities the Fed would be removing from the market are often used as collateral for repurchase agreements, also known as repos. A repurchase agreement is an agreement between a seller and a buyer, usually of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed price and, usually, at a stated time. This buyback program of the Fed affects money market funds because many money market funds use repo collateral, especially over quarter-ends. Against this backdrop, money market funds began extending duration and buying term, or fixed rate, securities during the second quarter. Improved liquidity in the term market helped to fuel lower LIBOR. Three-month LIBOR reached a low of 0.656% on May 29, 2009.

The combination of all of these factors led the taxable money market yield curve, or spectrum of maturities, to flatten over the reporting period as a whole, meaning the difference between yields at the short-term end of the money market yield curve and the longer-term end narrowed.

TAX-EXEMPT MONEY MARKETS

As in the taxable money markets, the tax-exempt yield curve flattened in early 2009 as investors looked for greater liquidity in instruments such as agency discount notes and Treasury bills.

Looking Ahead

We believe the Fed will maintain its near-zero target for the federal funds rate for the remainder of 2009 and most of 2010 as well. At the same time, through the numerous credit and liquidity facilities it has created over the last year or so, we expect the Fed to continue its policy of quantitative easing. Quantitative easing is essentially when the Fed actively purchases bonds in the open market.

We expect recessionary conditions to continue throughout the rest of the year, with domestic economic growth hampered by the worldwide slowdown. Credit shock and ongoing deleveraging continue to tighten lending conditions. The unemployment rate appears to be heading close to 10%. To help jumpstart economic growth, tremendous fiscal expenditure and mortgage assistance programs have been put in place, and banking and shadow-banking sectors are under reconstruction. The long-term inflation outlook may be influenced, among other factors, by the current massive government credit creation and the U.S. Treasury Department’s borrowing needs.

PORTFOLIO MANAGEMENT DISCUSSIONS

Goldman Sachs Funds—Financial Square Funds

Portfolio Management Discussion and Analysis
The Funds’ fiscal year end changed from December 31 to August 31 effective January 1, 2009. Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Funds’ performance and positioning for the eight months ended August 31, 2009.

Q	How did you manage the Funds during the reporting period?

A	Given the market volatility experienced during the reporting period and the months immediately preceding it, we focused on maintaining significant liquidity in all the Funds. As investors sought the safe haven of U.S. government-backed securities, the short-term end of the Treasury market rallied dramatically and yields on Treasury bills fell to zero. As a result, the Funds’ yields moved lower during the reporting period. We also sacrificed some yield by emphasizing overnight liquidity and steering away from higher-yielding asset-backed commercial paper in favor of conservative investments, such as U.S. Treasury and agency securities.

Q	How were the taxable funds invested?

A	Certain of the taxable Funds had investments in commercial paper, asset-backed commercial paper, Treasury securities, government agency securities, repurchase agreements, government guaranteed paper and certificates of deposit during the reporting period. Our focus was on securities with one- to three-month maturities, although we did make purchases with longer maturities when we saw backups, or falling prices, as we sought to lock in the higher yields then available.

Q	How was the tax-exempt fund invested?

A	The tax-exempt Fund had investments mostly in variable rate demand notes (VRDNs) with allocations to tax-exempt commercial paper, tax anticipation notes, revenue bonds and municipal put bonds. We purchased one-year tax-exempt commercial paper to capture higher yields.

Q	Did you make any changes to the Funds’ portfolios during the reporting period?

A	In addition to making adjustments in the Funds’ weighted average maturity as market conditions shifted, we increased the Funds’ concentrations in overnight securities.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	We will continue to carefully watch market conditions and how they affect the performance of asset-backed commercial paper assets, especially the performance of underlying collateral, credit enhancement and liquidity agreements, and program ratings. We also intend to maintain a healthy liquidity position in the Funds for the near term and to seek opportunities to lengthen the Funds’ weighted average maturity when we see yields improve. Of course, we will continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, as we strive to navigate the interest rate environment strategically.

YIELD SUMMARY

SUMMARY OF THE INSTITUTIONAL SHARES* AS OF AUGUST 31, 2009

	7-Day	SEC 7-Day	SEC 7-Day	SEC 30-Day	Weighted Avg.
	Dist.	Current	Effective	Average	Maturity
Funds	Yield	Yield	Yield	Yield	(days)

Prime Obligations	0.17%	0.15%	0.15%	0.18%	48
Government	0.18	0.11	0.11	0.19	46
Treasury Obligations	0.07	0.00	0.00	0.09	56
Money Market	0.21	0.19	0.19	0.22	52
Treasury Instruments	0.06	-0.01	-0.01	0.04	53
Federal	0.16	0.11	0.11	0.15	52
Tax-Free Money Market	0.21	0.21	0.21	0.23	38

*	Each Financial Square Fund offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Institutional Shares do not have a service fee. The Select, Preferred, Capital, Administration and Service Shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administrative Shares pay 0.25%, and the Service Shares pay 0.50% of the daily average net assets of the respective shares. If these fees were reflected in the above performance, performance would have been reduced. Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

The Standardized 7-Day Current Yield and Standardized 7-Day Effective Yield of a Fund are calculated in accordance with securities industry regulations and do not include net capital gains. Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

SECTOR ALLOCATIONS

Goldman Sachs Funds—Financial Square Funds

TAXABLE FUNDS†

As of August 31, 2009			Money	Prime	Treasury	Treasury
Security Type (Percentage of Net Assets)	Federal	Government	Market	Obligations	Instruments	Obligations

Bank Notes	—	—	—	—	—	—
Certificates of Deposit	—	—	—	—	—	—
Certificates of Deposit — Eurodollar	—	—	4.3%	—	—	—
Certificates of Deposit — Yankeedollar	—	—	7.1	—	—	—
Commercial Paper & Corporate Obligations	—	—	18.9	24.4%	—	—
Master Demand Notes	—	—	1.0	2.0	—	—
Medium-Term Notes	—	—	—	—	—	—
Repurchase Agreements	—	52.3%	29.5	34.0	—	52.4%
Time Deposits	—	—	—	—	—	—
U.S. Government Agency Obligations	64.3%	41.0	28.1	32.9	—	—
U.S. Government Guarantee Commercial Paper	—	0.8	1.0	—	—	—
U.S. Government Variable Rate Obligations	—	1.8	1.7	0.4	—	—
U.S. Treasury Obligations	37.4	6.9	1.9	3.2	102.2%	48.5
Variable Rate Obligations	—	—	6.5	3.1	—	—

As of December 31, 2008			Money	Prime	Treasury	Treasury
Security Type (Percentage of Net Assets)	Federal	Government	Market	Obligations	Instruments	Obligations

Bank Notes	—	—	—	2.9%	—	—
Certificates of Deposit	—	—	0.8%	3.3	—	—
Certificates of Deposit — Eurodollar	—	—	1.5	—	—	—
Certificates of Deposit — Yankeedollar	—	—	5.0	—	—	—
Commercial Paper & Corporate Obligations	—	—	51.0	36.3	—	—
Master Demand Notes	—	—	1.2	—	—	—
Medium-Term Notes	—	—	—	—	—	—
Repurchase Agreements	—	23.4%	12.7	16.2	—	32.6%
Time Deposits	—	—	3.8	1.5	—	—
U.S. Government Agency Obligations	91.5%	75.0	16.9	31.9	—	—
U.S. Treasury Obligations	12.0	1.5	—	—	100.0%	67.4
Variable Rate Obligations	—	—	6.8	7.7	—	—

†	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

SECTOR ALLOCATIONS

TAX-FREE MONEY MARKET FUND†

Security Type
(Percentage of Net Assets)	As of August 31, 2009	As of December 31, 2008

Commercial Paper	9.7%	13.9%
Bond Anticipation Notes	0.2	0.2
General Obligation Bond	1.6	2.8
Put Bonds	3.1	4.2
Revenue Anticipation Notes	4.0	1.0
Revenue Bonds	0.6	1.1
Tax and Revenue Anticipation Notes	3.4	3.9
Tax Anticipation Notes	2.4	2.9
Variable Rate Obligations	76.9	68.5
Pre-Refunded Bonds	0.2	—

†	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments
August 31, 2009

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – 64.3%

Federal Farm Credit Bank
$175,000,000	0.310	%(a)	09/01/09	$175,000,000
45,000,000	0.320	(a)	09/01/09	44,997,191
150,000,000	0.340	(a)	09/01/09	150,000,000
135,000,000	0.480	(a)	09/01/09	135,000,000
132,000,000	0.595	(a)	09/01/09	132,000,000
183,000,000	0.671	(a)	09/01/09	183,683,043
135,000,000	0.381	(a)	09/03/09	135,000,000
27,000,000	1.683	(a)	09/03/09	27,000,000
270,000,000	0.465	(a)	09/12/09	270,000,000
88,000,000	0.459	(a)	09/15/09	88,000,000
750,000,000	0.463	(a)	09/15/09	750,000,000
138,000,000	0.263	(a)	09/16/09	138,000,000
226,000,000	0.472	(a)	09/18/09	226,000,000
95,000,000	0.354	(a)	09/26/09	95,000,000
401,400,000	0.353	(a)	10/23/09	401,400,000
92,000,000	0.710		11/17/09	91,860,288
68,000,000	0.790		12/15/09	67,843,317
95,000,000	0.650		01/05/10	94,783,875
91,000,000	0.780		01/07/10	90,747,627
90,000,000	0.450		02/12/10	89,815,500
248,000,000	0.920		02/22/10	246,897,227
Federal Home Loan Bank
252,913,000	0.180		09/01/09	252,913,000
275,200,000	0.200		09/01/09	275,200,000
665,000,000	0.390	(a)	09/01/09	665,000,000
389,000,000	0.740	(a)	09/01/09	389,000,000
61,000,000	0.860	(a)	09/01/09	61,000,000
168,750,000	0.211	(a)	09/02/09	168,719,613
150,000,000	0.449	(a)	09/08/09	149,987,004
88,100,000	5.250		09/11/09	88,209,699
45,000,000	0.404	(a)	09/17/09	45,004,866
350,000,000	0.213	(a)	09/18/09	349,966,635
115,700,000	0.135		09/23/09	115,690,455
193,000,000	0.120		10/01/09	192,980,700
689,000,000	0.130		10/01/09	688,925,358
235,000,000	0.600		10/01/09	234,882,500
355,826,000	0.120		10/02/09	355,789,231
235,000,000	0.130		10/02/09	234,973,693
440,000,000	0.130		10/05/09	439,945,978
235,000,000	0.130		10/06/09	234,970,299
235,000,000	0.130		10/07/09	234,969,450
386,000,000	0.130		10/08/09	385,948,426
400,000,000	0.230		10/09/09	399,902,889
585,000,000	0.230	(a)	10/13/09	584,982,049
363,000,000	0.410	(a)	10/13/09	363,000,000
46,000,000	0.470		10/13/09	45,974,777
66,000,000	0.150		10/21/09	65,986,250
247,000,000	0.150		10/23/09	246,946,483
404,000,000	0.302	(a)	10/26/09	403,695,299
50,000,000	0.311	(a)	11/01/09	49,975,773
270,679,000	0.150		11/02/09	270,609,074
317,150,000	0.150		11/03/09	317,066,748
210,000,000	0.750		11/09/09	209,698,125
613,800,000	0.394	(a)	11/10/09	613,336,709
68,000,000	0.396	(a)	11/19/09	68,045,739
273,000,000	3.750		01/08/10	276,245,801
269,000,000	1.030		01/15/10	269,000,000
182,000,000	3.875		01/15/10	184,363,889
182,000,000	0.310		01/22/10	181,775,887
460,000,000	0.310		02/05/10	459,925,017
154,000,000	0.900		04/07/10	153,944,353
200,000,000	0.650		06/15/10	199,903,799
82,000,000	0.600		06/21/10	81,937,598

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$14,643,421,234

U.S. Treasury Obligations – 37.4%

United States Treasury Bills
$34,000,000	0.160%		10/01/09	$33,995,467
685,000,000	0.165		10/01/09	684,905,812
365,000,000	0.170		10/01/09	364,948,291
136,000,000	0.175		10/01/09	135,980,167
270,000,000	0.180		10/01/09	269,959,500
49,000,000	0.180		10/08/09	48,990,935
1,880,000,000	0.185		10/08/09	1,879,642,539
71,000,000	0.190		10/08/09	70,986,135
450,000,000	0.150		10/15/09	449,917,500
1,367,500,000	0.180		10/15/09	1,367,199,150
16,000,000	0.185		10/15/09	15,996,382
400,000,000	0.155		10/22/09	399,912,167
11,000,000	0.185		10/22/09	10,997,117
1,344,650,000	0.145		10/29/09	1,344,335,875
436,000,000	0.155		10/29/09	435,891,121
91,000,000	0.170		10/29/09	90,975,076
155,070,000	0.295		11/19/09	154,969,614
11,000,000	0.245		12/17/09	10,991,990
400,000,000	0.240	(b)	03/04/10	399,514,667
54,500,000	0.400		06/17/10	54,324,994
147,000,000	0.410		06/17/10	146,516,166
36,000,000	0.415		06/17/10	35,880,065
125,500,000	0.430		06/17/10	125,066,781

TOTAL U.S. TREASURY OBLIGATIONS				$8,531,897,511

TOTAL INVESTMENTS – 101.7%				$23,175,318,745

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%				(394,434,910)

NET ASSETS – 100.0%				$22,780,883,835

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments
August 31, 2009

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Guarantee Commercial Paper* – 0.8%

General Electric Capital Corp.
$500,000,000	0.300%		10/30/09	$499,754,167

U.S. Government Guarantee Variable Rate Obligations*(a) – 1.8%

Bank of America N.A.
$490,000,000	0.429%		09/15/09	$490,000,000
595,000,000	0.546		10/29/09	595,000,000

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$1,085,000,000

U.S. Government Agency Obligations – 41.0%

Federal Home Loan Bank
$725,000,000	0.390	%(a)	09/01/09	$725,000,000
75,000,000	0.740	(a)	09/01/09	75,000,000
308,000,000	0.860	(a)	09/01/09	308,000,000
95,000,000	0.404	(a)	09/17/09	95,010,273
300,000,000	0.337	(a)	10/01/09	300,025,850
490,000,000	0.130		10/07/09	489,936,300
1,850,000,000	0.230	(a)	10/13/09	1,849,943,232
95,000,000	0.470		10/13/09	94,947,908
1,000,000,000	0.302	(a)	10/26/09	999,245,788
125,000,000	0.311	(a)	11/01/09	124,939,433
905,000,000	0.394	(a)	11/10/09	904,316,914
120,000,000	0.396	(a)	11/19/09	120,080,716
244,900,000	0.700		01/08/10	244,285,709
76,500,000	0.750		01/08/10	76,294,406
444,000,000	1.030		01/15/10	444,000,000
659,800,000	0.940		01/19/10	657,388,064
100,000,000	0.870		01/26/10	99,963,673
150,000,000	0.950		04/05/10	149,935,023
468,360,000	0.900		04/07/10	468,196,759
475,178,000	0.630		04/26/10	473,207,199
169,425,000	0.650		06/15/10	169,347,733
269,500,000	0.600		06/21/10	269,294,902
Federal Home Loan Mortgage Corp.
657,300,000	0.630	(a)	09/03/09	657,093,703
500,000,000	0.437	(a)	09/05/09	499,951,385
142,000,000	0.211	(a)	09/21/09	141,961,294
1,000,000,000	0.410	(a)	10/12/09	1,000,000,000
70,016,000	0.343	(a)	11/01/09	70,017,284
300,000,000	0.260		11/23/09	299,820,167
485,066,000	0.265		11/23/09	484,769,638
175,000,000	0.350		02/01/10	174,739,688
180,000,000	1.000		02/01/10	179,235,000
12,000,000	1.000		02/04/10	11,948,000
918,500,000	0.420		02/08/10	916,785,467
331,000,000	0.660		05/04/10	329,513,258
Federal National Mortgage Association
250,000,000	0.380	(a)	09/01/09	249,999,865
390,000,000	0.390	(a)	09/01/09	389,998,613
600,000,000	0.470	(a)	09/01/09	599,960,912
202,500,000	0.630		10/07/09	202,372,425
300,000,000	0.400	%(a)	10/13/09	299,922,050
60,000,000	0.404	(a)	11/12/09	60,035,093
2,090,000,000	0.250		11/16/09	2,088,896,945
1,004,000,000	0.260		01/08/10	1,003,064,607
190,200,000	0.490		01/11/10	189,858,274
1,990,000,000	0.320		01/14/10	1,987,612,000
1,987,400,000	0.600		01/15/10	1,982,895,227
921,500,000	0.420		02/08/10	919,779,867
592,000,000	0.540		07/12/10	589,211,680

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$24,467,802,324

U.S. Treasury Obligations – 6.9%

United States Treasury Bills
$2,350,000,000	0.185%		10/22/09	$2,349,384,104
100,000,000	0.165		10/29/09	99,973,417
1,654,340,000	0.240	(b)	03/04/10	1,652,332,734

TOTAL U.S. TREASURY OBLIGATIONS				$4,101,690,255

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$30,154,246,746

Repurchase Agreements-Unaffiliated Issuers(c) – 50.0%

Banc of America Securities LLC
$250,000,000	0.220%		09/01/09	$250,000,000
Maturity Value: $250,001,528

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 03/01/24 to 09/01/39 and Federal National Mortgage Association, 4.000% to 4.500%, due 09/01/24 to 09/01/29. The aggregate market value of the collateral, including accrued interest, was $257,499,996.

750,000,000	0.180		10/06/09	750,000,000
Maturity Value: $750,172,500
Settlement Date: 08/21/09

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 12/01/20 to 09/01/39 and Federal National Mortgage Association, 4.000% to 6.510%, due 11/01/17 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $772,499,793.

Barclays Capital, Inc.
75,000,000	0.200		09/01/09	75,000,000
Maturity Value: $75,000,417

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 12/01/35 to 08/01/39 and Federal National Mortgage Association, 4.500% to 6.000%, due 05/01/19 to 05/01/39. The aggregate market value of the collateral, including accrued interest, was $76,499,991.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Barclays Capital, Inc. – (continued)

$250,000,000	0.220%	09/01/09	$250,000,000
Maturity Value: $250,001,528
Collateralized by U.S. Treasury Note, 3.500%, due 02/15/18. The market value of the collateral, including accrued interest, was $255,000,062.
660,000,000	0.190	10/05/09	660,000,000
Maturity Value: $660,160,233
Settlement Date: 08/20/09

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 05/01/17 to 08/01/39 and Federal National Mortgage Association, 3.500% to 7.000%, due 01/01/14 to 12/01/47. The aggregate market value of the collateral, including accrued interest, was $673,199,879.

1,500,000,000	0.180	10/07/09	1,500,000,000
Maturity Value: $1,500,322,500
Settlement Date: 08/25/09

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.645%, due 05/01/17 to 09/01/48 and Federal National Mortgage Association, 3.500% to 8.000%, due 04/01/13 to 11/01/48. The aggregate market value of the collateral, including accrued interest, was $1,529,999,452.

Deutsche Bank Securities, Inc.
150,000,000	0.220	09/01/09	150,000,000
Maturity Value: $150,000,917
Deutsche Bank Securities, Inc.
495,000,000	0.190	10/05/09	495,000,000
Maturity Value: $495,120,175
Settlement Date: 08/20/09

Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $645,000,000, are collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 09/01/23 to 11/01/38, Federal National Mortgage Association, 5.000% to 7.000%, due 07/01/16 to 02/01/39 and Government National Mortgage Association, 7.000%, due 11/15/38 to 02/15/39. The aggregate market value of the collateral, including accrued interest, was $664,349,942.

Joint Repurchase Agreement Account I
141,000,000	0.209	09/01/09	141,000,000
Maturity Value: $141,000,819
Joint Repurchase Agreement Account II
25,574,100,000	0.217	09/01/09	25,574,100,000
Maturity Value: $25,574,254,155
UBS Securities LLC
40,000,000	0.170	09/01/09	40,000,000
Maturity Value: $40,000,189
Collateralized by U.S. Treasury Bill, 0.000%, due 10/29/09. The market value of the collateral, including accrued interest, was $40,802,247.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$29,885,100,000

Repurchase Agreements-Affiliated Issuers(c) – 2.3%

Goldman, Sachs & Co.
$50,000,000	0.200%	09/01/09	$50,000,000
Maturity Value: $50,000,278
Collateralized by Government National Mortgage Association, 4.500% to 11.000%, due 09/15/16 to 08/15/39. The market value of the collateral, including accrued interest, was $51,499,807.
1,300,000,000	0.210	09/01/09	1,300,000,000
Maturity Value: $1,300,007,583
Collateralized by Government National Mortgage Association, 4.000% to 7.000%, due 08/15/24 to 08/20/39. The aggregate market value of the collateral, including accrued interest, was $1,338,999,971.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$1,350,000,000

TOTAL INVESTMENTS – 102.8%			$61,389,346,746

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%			(1,655,683,995)

NET ASSETS – 100.0%			$59,733,662,751

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on August 31, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 42 and 43.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations – 18.9%

Amstel Funding Corp.
$75,000,000	0.900%	09/01/09	$75,000,000
Amsterdam Funding Corp.
65,000,000	0.370	10/09/09	64,974,614
30,000,000	0.350	10/16/09	29,986,875
50,000,000	0.350	10/20/09	49,976,181
Aspen Funding Corp.
100,000,000	0.280	09/16/09	99,988,333
50,000,000	0.400	10/08/09	49,979,444
Atlantic Asset Securitization LLC
100,000,000	0.250	09/01/09	100,000,000
Atlantis One Funding Corp.
150,000,000	0.400	09/18/09	149,971,667
Cafco LLC
80,000,000	0.400	09/02/09	79,999,111
60,000,000	0.400	09/03/09	59,998,667
55,000,000	0.350	11/13/09	54,960,965
Charta LLC
75,000,000	0.280	09/15/09	74,991,833
95,000,000	0.350	11/16/09	94,929,806
Ciesco LLC
60,000,000	0.400	09/02/09	59,999,333
60,000,000	0.400	09/03/09	59,998,667
CRC Funding LLC
75,000,000	0.400	09/02/09	74,999,167
80,000,000	0.400	09/03/09	79,998,222
67,450,000	0.350	11/13/09	67,402,129
Enterprise Funding Co. LLC
67,184,000	0.340	10/08/09	67,160,523
Falcon Asset Securitization Corp.
75,000,000	0.250	09/25/09	74,987,500
Gemini Securitization Corp.
50,000,000	0.240	09/10/09	49,997,000
General Electric Capital Corp.
200,000,000	0.250	09/02/09	199,998,611
Govco LLC
75,000,000	0.400	09/03/09	74,998,333
250,000,000	0.420	09/25/09	249,930,000
49,034,000	0.350	11/12/09	48,999,676
100,000,000	0.350	11/16/09	99,926,111
LMA Americas LLC
20,000,000	0.410	09/15/09	19,996,811
88,800,000	0.280	10/14/09	88,770,301
75,000,000	0.360	10/22/09	74,961,750
50,700,000	0.320	10/29/09	50,673,861
75,000,000	0.300	11/27/09	74,945,625
Newport Funding Corp.
25,000,000	0.400	10/01/09	24,991,667
NRW Bank
200,000,000	0.360	10/20/09	199,902,000
Salisbury Receivables Co. LLC
50,000,000	0.250	09/23/09	49,992,361
Societe Generale
347,000,000	0.340	10/05/09	346,888,575
111,000,000	0.350	10/05/09	110,963,308
Standard Chartered PLC
300,000,000	0.300	09/14/09	299,967,500
Straight-A Funding LLC
100,000,000	0.370	09/02/09	99,998,972
100,000,000	0.370	09/10/09	99,990,750
Tasman Funding, Inc.
50,000,000	0.950	09/03/09	49,997,361
25,000,000	1.200	09/04/09	24,997,500
50,000,000	0.340	09/28/09	49,987,250
Thames Asset Global Securitization, Inc.
80,049,000	0.390	10/13/09	80,012,578
60,584,000	0.350	10/19/09	60,555,728
Ticonderoga Funding LLC
50,000,000	0.310	11/06/09	49,971,583
Variable Funding Capital Corp.
80,000,000	1.000	10/13/09	79,906,667
150,000,000	0.970	10/16/09	149,818,125
Windmill Funding Corp.
80,000,000	0.400	10/02/09	79,972,445
50,000,000	0.350	10/09/09	49,981,528
50,000,000	0.370	10/09/09	49,980,472
25,000,000	0.360	10/13/09	24,989,500
37,000,000	0.350	10/16/09	36,983,813

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$4,522,350,799

Certificates of Deposit-Eurodollar – 4.3%

BNP Paribas
$247,000,000	0.360%	10/13/09	$247,002,878
Credit Agricole SA
250,000,000	0.350	10/20/09	250,000,000
HSBC Bank PLC
300,000,000	1.505	09/10/09	300,000,372
National Australia Bank Ltd.
225,000,000	1.210	09/23/09	225,001,367

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$1,022,004,617

Certificates of Deposit-Yankeedollar – 7.1%

Deutsche Bank AG
$600,000,000	0.300%	11/12/09	$600,000,000
Lloyds TSB Group PLC
385,000,000	0.470	10/09/09	385,000,000
Rabobank Nederland
220,000,000	1.000	09/04/09	220,000,000
Royal Bank of Scotland Group PLC
500,000,000	0.380	11/24/09	500,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$1,705,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Guarantee Commercial Paper* – 1.0%

Swedbank AB
$24,000,000	0.700%		11/10/09	$23,967,333
111,500,000	0.700		11/12/09	111,343,900
111,500,000	0.700		11/13/09	111,341,732

TOTAL U.S. GOVERNMENT GUARANTEE COMMERCIAL PAPER				$246,652,965

U.S. Government Guarantee Variable Rate Obligations*(a) – 1.7%

Bank of America N.A.
$100,000,000	0.546%		10/29/09	$100,000,000
Royal Bank of Scotland Group PLC
300,000,000	0.564		11/09/09	300,000,000

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$400,000,000

Master Demand Note – 1.0%

Bank of America Securities LLC
$240,000,000	0.450%		09/08/09	$240,000,000

U.S. Government Agency Obligations – 28.1%

Federal Home Loan Bank
$400,000,000	0.390	%(a)	09/01/09	$400,000,000
260,000,000	0.528	(a)	09/01/09	259,941,369
75,000,000	0.860	(a)	09/01/09	75,000,000
80,000,000	0.449	(a)	09/08/09	79,993,069
213,000,000	0.650	(a)	09/10/09	213,000,000
200,000,000	2.720		09/18/09	200,000,000
150,000,000	0.181	(a)	09/28/09	149,977,859
100,000,000	0.258	(a)	10/09/09	99,993,973
260,000,000	0.230	(a)	10/13/09	259,992,022
35,600,000	0.281	(a)	11/19/09	35,595,665
200,000,000	0.950		04/05/10	199,913,365
200,000,000	0.650		05/14/10	199,987,390
113,300,000	0.600		06/21/10	113,213,764
110,000,000	0.560		08/27/10	109,947,895
Federal Home Loan Mortgage Corp.
220,000,000	0.630	(a)	09/03/09	219,930,952
255,000,000	0.587	(a)	10/07/09	255,070,595
350,000,000	0.410	(a)	10/12/09	350,000,000
25,825,000	0.440		01/29/10	25,777,654
60,000,000	0.350		02/01/10	59,910,750
431,500,000	0.420		02/08/10	430,694,533
150,000,000	3.125		02/12/10	151,839,066
490,000,000	0.660		05/04/10	487,799,083
Federal National Mortgage Association
140,000,000	0.380	(a)	09/01/09	139,999,923
150,000,000	0.440	(a)	09/01/09	149,960,781
289,000,000	0.400	(a)	10/13/09	288,924,909
250,000,000	0.250		11/16/09	249,868,056
61,367,000	0.440		01/04/10	61,273,245
375,000,000	0.260		01/08/10	374,650,625
250,000,000	0.320		01/14/10	249,700,000
150,000,000	0.600		01/15/10	149,660,000
431,500,000	0.420		02/08/10	430,694,533
275,000,000	0.540		07/12/10	273,704,750

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$6,746,015,826

Variable Rate Obligations(a) – 6.5%

ANZ National Bank Limited
$100,000,000	0.890%		09/10/09	$100,000,000
Bank of Nova Scotia
175,000,000	0.937		09/08/09	175,000,000
National Australia Bank Ltd.
50,000,000	0.860		09/04/09	50,000,000
Nordea Bank AB
175,000,000	0.717		09/24/09	175,000,000
Rabobank Nederland
250,000,000	0.646		09/04/09	250,000,000
193,000,000	0.259		10/07/09	193,000,000
150,000,000	0.684		10/09/09	150,000,000
45,000,000	0.654		11/09/09	45,000,000
98,000,000	0.440		11/16/09	98,000,000
Royal Bank of Canada
100,000,000	0.760		09/15/09	100,000,000
Westpac Banking Corp.
234,500,000	0.652		09/09/09	234,500,000

TOTAL VARIABLE RATE OBLIGATIONS				$1,570,500,000

U.S. Treasury Obligations – 1.9%

United States Treasury Bills
$90,000,000	0.180%		10/15/09	$89,980,200
240,000,000	0.540		06/10/10	238,984,800
91,000,000	0.410		06/17/10	90,700,484
34,000,000	0.442		06/17/10	33,879,222

TOTAL U.S. TREASURY OBLIGATIONS				$453,544,706

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$16,906,068,913

Repurchase Agreements-Unaffiliated Issuers(b) – 27.4%

Bank of America Securities LLC
$100,000,000	0.220%		09/01/09	$100,000,000
Maturity Value: $100,000,611
Collateralized by Federal National Mortgage Association, 4.000% to 5.500%, due 06/01/38 to 08/01/39. The market value of the collateral, including accrued interest, was $102,999,999.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(b) – (continued)

Barclays Capital, Inc.
$75,000,000	0.190%	10/05/09	$75,000,000
Maturity Value: $75,018,208
Settlement Date: 08/20/09

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 05/01/18 to 07/01/38 and Federal National Mortgage Association, 4.000% to 6.500%, due 10/01/22 to 07/01/38. The aggregate market value of the collateral, including accrued interest, was $76,499,990.

200,000,000	0.180	10/07/09	200,000,000
Maturity Value: $200,043,000
Settlement Date: 08/25/09

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 03/01/14 to 05/01/39 and Federal National Mortgage Association, 4.000% to 6.500%, due 06/01/14 to 07/01/39. The aggregate market value of the collateral, including accrued interest, was $203,999,972.

Deutsche Bank Securities, Inc.
100,000,000	0.220	09/01/09	100,000,000
Maturity Value: $100,000,611
50,000,000	0.190	10/05/09	50,000,000
Maturity Value: $50,012,139
Settlement Date: 08/20/09

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 10/01/18 to 07/01/38, Federal National Mortgage Association, 4.500% to 7.000%, due 12/01/21 to 04/01/39 and Government National Mortgage Association, 7.000%, due 10/15/36 to 07/15/37. The aggregate market value of the collateral, including accrued interest, was $154,499,972.

Joint Repurchase Agreement Account I
38,500,000	0.209	09/01/09	38,500,000
Maturity Value: $38,500,224
Joint Repurchase Agreement Account II
5,999,100,000	0.217	09/01/09	5,999,100,000
Maturity Value: $5,999,136,161

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$6,562,600,000

Repurchase Agreement-Affiliated Issuer(b) – 2.1%

Goldman, Sachs & Co.
$500,000,000	0.210%	09/01/09	$500,000,000
Maturity Value: $500,002,917
Collateralized by Government National Mortgage Association, 4.000% to 7.000%, due 10/15/21 to 08/15/39. The aggregate market value of the collateral, including accrued interest, was $514,999,926.

TOTAL INVESTMENTS – 100.0%			$23,968,668,913

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			4,427,293

NET ASSETS – 100.0%			$23,973,096,206

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b)	Unless noted, all repurchase agreements were entered into on August 31, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 42 and 43.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations – 24.4%

Amstel Funding Corp.
$125,000,000	0.900%	09/01/09	$125,000,000
Amsterdam Funding Corp.
106,983,000	0.400	10/01/09	106,947,339
125,000,000	0.350	10/05/09	124,958,681
150,000,000	0.350	10/08/09	149,946,042
90,000,000	0.370	10/09/09	89,964,850
71,353,000	0.350	10/14/09	71,323,170
68,681,000	0.350	10/16/09	68,650,952
Aspen Funding Corp.
50,000,000	0.260	09/10/09	49,996,750
50,000,000	0.400	10/01/09	49,983,333
50,055,000	0.400	10/05/09	50,036,090
50,057,000	0.400	10/06/09	50,037,533
150,000,000	0.340	10/28/09	149,919,250
Atlantic Asset Securitization Corp.
100,000,000	0.250	09/03/09	99,998,611
100,000,000	0.320	09/08/09	99,993,778
Atlantis One Funding Corp.
150,000,000	0.400	09/18/09	149,971,667
195,000,000	0.300	11/10/09	194,886,250
Cafco LLC
60,000,000	0.400	09/02/09	59,999,333
90,000,000	0.400	09/03/09	89,998,000
75,000,000	0.350	11/13/09	74,946,771
Charta LLC
100,000,000	0.280	09/11/09	99,992,222
175,000,000	0.350	11/16/09	174,870,694
90,000,000	0.350	11/17/09	89,932,625
Ciesco LLC
80,000,000	0.400	09/02/09	79,999,111
90,000,000	0.400	09/03/09	89,998,000
CRC Funding LLC
110,000,000	0.400	09/02/09	109,998,778
110,000,000	0.400	09/03/09	109,997,555
75,000,000	0.350	11/13/09	74,946,771
Enterprise Funding Co. LLC
116,630,000	0.340	10/05/09	116,592,549
100,096,000	0.340	10/09/09	100,060,077
58,178,000	0.340	10/16/09	58,153,274
Falcon Asset Securitization Corp.
150,000,000	0.250	09/24/09	149,976,042
Gemini Securitization Corp.
100,000,000	0.240	09/10/09	99,994,000
140,000,000	0.250	09/11/09	139,990,278
95,000,000	0.300	11/10/09	94,944,583
General Electric Capital Corp.
400,000,000	0.250	09/02/09	399,997,222
395,000,000	0.270	11/30/09	394,733,375
Govco LLC
110,000,000	0.400	09/03/09	109,997,556
130,000,000	0.350	11/09/09	129,912,792
75,000,000	0.350	11/12/09	74,947,500
LMA Americas LLC
30,000,000	0.410	09/15/09	29,995,217
100,000,000	0.280	10/14/09	99,966,555
21,000,000	0.370	10/14/09	20,990,719
120,000,000	0.270	10/22/09	119,954,100
150,000,000	0.360	10/22/09	149,923,500
90,000,000	0.320	10/29/09	89,953,600
77,300,000	0.300	11/27/09	77,243,957
Newport Funding Corp.
100,000,000	0.280	09/16/09	99,988,333
50,057,000	0.400	10/06/09	50,037,533
100,000,000	0.400	10/08/09	99,958,889
Ranger Funding Co. LLC
164,511,000	0.330	10/19/09	164,438,615
150,144,000	0.330	10/22/09	150,073,808
Regency Markets No.1 LLC
157,648,000	0.260	09/10/09	157,637,753
77,286,000	0.370	10/15/09	77,251,050
Sheffield Receivables Corp.
85,000,000	0.270	10/07/09	84,977,050
85,000,000	0.270	10/13/09	84,973,225
Straight-A Funding LLC
158,000,000	0.370	09/01/09	158,000,000
146,000,000	0.370	09/02/09	145,998,499
125,262,000	0.370	09/10/09	125,250,413
125,790,000	0.360	10/07/09	125,744,716
40,028,000	0.250	11/17/09	40,006,596
100,000,000	0.260	11/23/09	99,940,056
Tasman Funding, Inc.
150,210,000	0.950	09/03/09	150,202,072
25,201,000	1.200	09/04/09	25,198,480
50,080,000	0.650	09/21/09	50,061,916
Thames Asset Global Securitization, Inc.
69,850,000	0.350	09/14/09	69,841,172
195,000,000	0.350	09/24/09	194,956,396
68,436,000	0.360	10/13/09	68,407,257
60,584,000	0.360	10/19/09	60,554,920
100,138,000	0.350	10/26/09	100,084,454
Ticonderoga Funding LLC
168,000,000	0.360	10/05/09	167,942,880
180,000,000	0.350	10/23/09	179,909,000
75,000,000	0.310	11/06/09	74,957,375
Tulip Funding Corp.
80,049,000	0.360	10/13/09	80,015,379
Variable Funding Capital Corp.
400,000,000	1.000	10/06/09	399,611,111
150,000,000	1.000	10/13/09	149,825,000
Windmill Funding Corp.
60,000,000	0.380	10/05/09	59,978,467
43,000,000	0.350	10/07/09	42,984,950
100,000,000	0.360	10/07/09	99,964,000
100,000,000	0.350	10/08/09	99,964,028
81,825,000	0.370	10/09/09	81,793,043
50,000,000	0.360	10/13/09	49,979,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations – (continued)
Windmill Funding Corp. – (continued)

$60,000,000	0.350%		10/16/09	$59,973,750
100,000,000	0.350		10/19/09	99,953,333

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$9,174,055,571

U.S. Government Guarantee Variable Rate Obligation*(a) – 0.4%

Bank of America N.A.
$168,000,000	0.546%		10/29/09	$168,000,000

Master Demand Note – 2.0%

Bank of America Securities LLC
$750,000,000	0.450%		09/08/09	$750,000,000

U.S. Government Agency Obligations – 32.9%

Federal Home Loan Bank
$800,000,000	0.390	%(a)	09/01/09	$800,000,000
440,000,000	0.528	(a)	09/01/09	439,900,778
200,000,000	0.860	(a)	09/01/09	200,000,000
200,000,000	0.496	(a)	09/06/09	200,000,000
160,000,000	0.449	(a)	09/08/09	159,986,137
530,000,000	0.650	(a)	09/10/09	530,000,000
450,000,000	2.720		09/18/09	450,000,000
332,000,000	0.181	(a)	09/28/09	331,950,994
148,000,000	0.258	(a)	10/09/09	147,991,079
385,000,000	0.230	(a)	10/13/09	384,988,186
560,000,000	0.302	(a)	10/26/09	559,577,641
70,000,000	0.311	(a)	11/01/09	69,966,083
100,000,000	0.281	(a)	11/19/09	99,987,825
30,000,000	0.900		01/19/10	29,895,000
300,000,000	0.950		04/05/10	299,870,047
300,000,000	0.650		05/14/10	299,981,085
217,200,000	0.600		06/21/10	217,034,708
160,000,000	0.560		08/27/10	159,924,211
Federal Home Loan Mortgage Corp.
360,000,000	0.630	(a)	09/03/09	359,887,012
635,000,000	0.410	(a)	10/12/09	635,000,000
41,000,000	0.343	(a)	11/01/09	41,000,752
150,000,000	0.440		01/29/10	149,725,000
100,000,000	0.350		02/01/10	99,851,250
320,000,000	1.000		02/01/10	318,640,000
350,000,000	1.000		02/04/10	348,483,333
192,500,000	0.420		02/08/10	192,140,667
277,000,000	3.125		02/12/10	280,396,142
750,000,000	0.660		05/04/10	746,631,250
Federal National Mortgage Association
600,000,000	0.380	(a)	09/01/09	599,999,672
400,000,000	0.440	(a)	09/01/09	399,895,416
480,000,000	0.400	(a)	10/13/09	479,875,281
400,000,000	0.250		11/16/09	399,788,889
560,000,000	0.260		01/08/10	559,478,267
390,000,000	0.320		01/14/10	389,532,000
350,000,000	0.600		01/15/10	349,206,667
192,500,000	0.420		02/08/10	192,140,667
414,500,000	0.540		07/12/10	412,547,705

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$12,335,273,744

Variable Rate Obligations(a) – 3.1%

Bank of America N.A.
$345,000,000	0.808%		10/02/09	$345,000,000
General Electric Capital Corp.
215,000,000	0.318		09/24/09	215,000,000
Wachovia Bank N.A.
100,000,000	0.909		10/15/09	100,174,734
Wells Fargo & Co.
95,000,000	0.729		09/15/09	95,012,131
230,000,000	0.782		09/23/09	230,009,369
Wells Fargo Bank N.A.
166,456,000	0.733		11/02/09	166,574,393

TOTAL VARIABLE RATE OBLIGATIONS				$1,151,770,627

U.S. Treasury Obligations – 3.2%

United States Treasury Bills
$150,000,000	0.180%		10/15/09	$149,967,000
500,000,000	0.185		10/22/09	499,868,959
374,000,000	0.540		06/10/10	372,417,980
123,000,000	0.410		06/17/10	122,595,159
47,000,000	0.442		06/17/10	46,833,042

TOTAL U.S. TREASURY OBLIGATIONS				$1,191,682,140

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$24,770,782,082

Repurchase Agreements-Unaffiliated Issuers(b) – 31.7%

Bank of America Securities LLC
$150,000,000	0.220%		09/01/09	$150,000,000
Maturity Value: $150,000,917

Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 06/01/38 and Federal National Mortgage Association, 4.000% to 5.500%, due 04/01/38 to 08/01/39. The aggregate market value of the collateral, including accrued interest, was $153,000,001.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(b) – (continued)

Bank of America Securities LLC
$245,000,000	0.180%	10/06/09	$245,000,000
Maturity Value: $245,056,350
Settlement Date: 08/21/09

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 11/01/36 to 09/01/39 and Federal National Mortgage Association, 4.500% to 6.500%, due 04/01/18 to 08/01/39. The aggregate market value of the collateral, including accrued interest, was $249,899,996.

Barclays Capital, Inc.
150,000,000	0.200	09/01/09	150,000,000
Maturity Value: $150,000,833

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.500%, due 04/01/20 to 08/01/38, and Federal National Mortgage Association, 4.500% to 6.500%, due 06/01/24 to 10/01/47. The aggregate market value of the collateral, including accrued interest, was $152,999,986.

260,000,000	0.190	10/05/09	260,000,000
Maturity Value: $260,063,122
Settlement Date: 08/20/09

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 01/01/24 to 08/01/39 and Federal National Mortgage Association, 4.000% to 7.000%, due 06/01/14 to 03/01/48. The aggregate market value of the collateral, including accrued interest, was $265,199,956.

295,000,000	0.180	10/07/09	295,000,000
Maturity Value: $295,063,425
Settlement Date: 08/25/09

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 01/01/18 to 05/01/39 and Federal National Mortgage Association, 4.000% to 7.500%, due 02/01/18 to 11/01/48. The aggregate market value of the collateral, including accrued interest, was $300,900,000.

Deutsche Bank Securities, Inc.
250,000,000	0.220	09/01/09	250,000,000
Maturity Value: $250,001,528
190,000,000	0.190	10/05/09	190,000,000
Maturity Value: $190,046,128
Settlement Date: 08/20/09

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 12/01/35 to 04/01/39, and Federal National Mortgage Association, 5.000% to 7.000%, due 01/01/34 to 06/01/39 and Government National Mortgage Association, 7.000%, due 09/15/37 to 01/15/39. The aggregate market value of the collateral, including accrued interest, was $453,199,952.

Joint Repurchase Agreement Account I
28,100,000	0.209	09/01/09	28,100,000
Maturity Value: $28,100,163
Joint Repurchase Agreement Account II
10,321,800,000	0.217	09/01/09	10,321,800,000
Maturity Value: $10,321,862,218

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$11,889,900,000

Repurchase Agreements-Affiliated Issuers(b) – 2.3%

Goldman, Sachs & Co.
$144,100,000	0.200%	09/01/09	$144,100,000
Maturity Value: $144,100,801
Collateralized by Government National Mortgage Association, 4.000% to 8.000%, due 11/15/16 to 08/15/39. The aggregate market value of the collateral, including accrued interest, was $148,423,000.
700,000,000	0.210	09/01/09	700,000,000
Maturity Value: $700,004,083
Collateralized by Government National Mortgage Association, 4.000% to 7.000%, due 03/15/24 to 08/15/39. The aggregate market value of the collateral, including accrued interest, was $720,999,933.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$844,100,000

TOTAL INVESTMENTS – 100.0%			$37,504,782,082

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			5,321,900

NET ASSETS – 100.0%			$37,510,103,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b)	Unless noted, all repurchase agreements were entered into on August 31, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 42 and 43.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama – 1.9%

Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$6,775,000	0.320%	09/03/09	$6,775,000
Alabama State Public School & College Authority RB for Capital Improvement Series 2007 (AA/Aa2)
12,000,000	5.000	12/01/09	12,111,141
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
3,460,000	0.180	09/01/09	3,460,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
3,500,000	0.180	09/01/09	3,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	0.180	09/01/09	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	0.180	09/01/09	18,500,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	0.180	09/01/09	6,150,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	0.450	09/03/09	7,500,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
7,800,000	0.180	09/01/09	7,800,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
112,538,000	0.130	09/01/09	112,538,000

			$189,134,141

Alaska – 0.6%

Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A (A-1+/VMIG1)
$26,900,000	0.200%	09/03/09	$26,900,000
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (Bank of America SPA) (VMIG1)
15,000,000	0.400	09/02/09	15,000,000
Alaska State Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT (A-1+)
21,795,000	0.190	09/03/09	21,795,000

			$63,695,000

Arizona – 1.4%

Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 C (Bank of Nova Scotia LOC) (A-1+)
$12,435,000	0.280%	09/02/09	$12,435,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase & Co.) (A-1+)(a)
4,425,000	0.320	09/03/09	4,425,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,670,000	0.320%	09/03/09	3,670,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
13,120,000	0.340	09/03/09	13,120,000
Phoenix Civic Improvement Corp. Wastewater System GO VRDN Putters Series 2009-3440 (JPMorgan Chase & Co.) (A-1+)(a)
5,200,000	0.320	09/03/09	5,200,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Putters Series 2009-3458 (JPMorgan Chase & Co.) (A-1+)(a)
7,140,000	0.320	09/03/09	7,140,000
Salt River Project Agricultural Improvement & Power District Electric Systems RB Refunding Series 2001 A (AA/Aa1)
15,000,000	5.000	01/01/10	15,217,320
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA) (A-1)(a)
12,275,000	0.290	09/03/09	12,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA) (A-1)(a)
16,500,000	0.290	09/03/09	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
15,850,000	0.290	09/03/09	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-3035 (Morgan Stanley Municipal Products) (A-1)(a)
13,400,000	0.340	09/03/09	13,400,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo & Co.) (VMIG1)(a)
5,600,000	0.270	09/03/09	5,600,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (VMIG1)(a)
2,635,000	0.290	09/03/09	2,635,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,620,000	0.320	09/03/09	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,395,000	0.320	09/03/09	3,395,000
Yavapai County IDA Hospital Facility VRDN RB for Northern Arizona Healthcare Series 2009 B (Banco Bilbao Vizcaya LOC) (A-1+/VMIG1)
3,000,000	0.260	09/03/09	3,000,000

			$143,482,320

California – 9.9%

Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1)(a)
$14,225,000	0.290%	09/03/09	$14,225,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2009-54C (Wells Fargo & Co.) (F1+)(a)
8,340,000	0.250	09/03/09	8,340,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California – (continued)

Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citibank N.A.) (A-1)(a)(b)
$4,500,000	0.290%	09/03/09	$4,500,000
Bay Area Toll Authority VRDN RB Putters Series 2008-3130 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,145,000	0.270	09/03/09	6,145,000
Bay Area Toll Authority VRDN RB Putters Series 2009-3293 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,500,000	0.270	09/03/09	2,500,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Claremont McKenna College Series 2009-1208 (Bank of America SPA) (VMIG1)(a)
8,000,000	0.290	09/03/09	8,000,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Southern California University Series 2009-1207 (Bank of America N.A. SPA) (A-1)(a)
4,440,000	0.290	09/03/09	4,440,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,365,000	0.270	09/03/09	2,365,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 2008 B (Bank of America N.A. LOC) (A-1/VMIG1)
9,000,000	0.260	09/02/09	9,000,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,210,000	1.120	09/03/09	3,210,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A.) (A-1+)(a)
4,700,000	0.390	09/03/09	4,700,000
California Infrastructure & Economic Development Bank VRDN RB for Bay Area Toll Bridges Series 2009-3031 (AMBAC) (Morgan Stanley Municipal Products SPA) (A-1)(a)
11,165,000	0.290	09/03/09	11,165,000
California Institute of Technology VRDN RB Floaters Certificates Series 2009-42C (Wells Fargo Bank N.A.) (VMIG1)(a)
8,590,000	0.250	09/03/09	8,590,000
California State Department of Water Resources CP Series 2009 (Landesbank Hessen-Thueringen SPA) (A-1)
3,978,000	0.420	09/02/09	3,978,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Bayerische Landesbank and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
3,000,000	0.160	09/01/09	3,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
11,770,000	0.230	09/03/09	11,770,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
9,200,000	0.210	09/03/09	9,200,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC) (A-1+/VMIG1)
37,615,000	0.100	09/03/09	37,615,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-1 (Lloyds TSB Bank PLC LOC) (A-1/VMIG1)
13,000,000	0.130	09/01/09	13,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2008 J-2 (Bank of Nova Scotia, California Public Employees Retirement System and JPMorgan Chase & Co. LOC) (VMIG1)
180,650,000	0.190	09/03/09	180,650,000
California State Department of Water Resources VRDN RB Putters Series 2008-3019 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,890,000	0.270	09/03/09	4,890,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
4,000,000	0.290	09/03/09	4,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 S-K (A-1)
8,600,000	0.450	09/01/09	8,600,000
20,000,000	0.350	10/05/09	20,000,000
California Statewide Communities Development Authority VRDN RB for Cottage Health Systems Series 2008 A (A-1)
25,000,000	0.160	09/03/09	25,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (A-1)
31,635,000	0.210	09/02/09	31,635,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (A-1)
15,000,000	0.150	09/02/09	15,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1)
12,400,000	0.150	09/02/09	12,400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1)
12,800,000	0.210	09/02/09	12,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L (A-1)
16,100,000	0.210	09/02/09	16,100,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
8,450,000	0.210	09/02/09	8,450,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A (A-1)
30,200,000	0.150	09/02/09	30,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2 (F1)
27,000,000	0.150	09/02/09	27,000,000
California Statewide Communities Development Authority VRDN RB Refunding for St. Joseph Health System Series 2008 A (A-1+/VMIG1)
37,300,000	0.220	09/03/09	37,300,000
California Statewide Communities Development Authority VRDN RB Refunding for St. Joseph Health System Series 2008 B (A-1+/VMIG1)
13,300,000	0.220	09/03/09	13,300,000
California Statewide Communities Development Authority VRDN RB Refunding for St. Joseph Health System Series 2008 C (A-1+/VMIG1)
41,755,000	0.220	09/03/09	41,755,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1)(a)
4,900,000	0.440	09/03/09	4,900,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
17,410,000	0.230	09/02/09	17,410,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California – (continued)

Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 G (JPMorgan Chase & Co.) (A-1+/VMIG1)
$7,050,000	0.230%	09/02/09	$7,050,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
22,975,000	0.250	09/02/09	22,975,000
Los Angeles Community College District GO VRDN ROCS RR-II R-11607 Series 2008 (Citibank N.A.) (A-1)(a)
4,500,000	0.290	09/03/09	4,500,000
Los Angeles Community College GO VRDN Putters Series 2008-3287 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	0.270	09/03/09	4,500,000
Los Angeles County TRANS Series 2009 A (SP-1/MIG1)
84,000,000	2.500	06/30/10	85,171,528
Los Angeles Department of Water & Power VRDN RB ROCS-RR-II R-11555 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
2,695,000	0.290	09/03/09	2,695,000
Los Angeles Wastewater Systems VRDN RB Putters Series 2009-3371 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,500,000	0.270	09/03/09	6,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2006 A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
13,180,000	0.200	09/03/09	13,180,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1)(a)
6,160,000	0.290	09/03/09	6,160,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11565 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
5,525,000	0.290	09/03/09	5,525,000
Newport Beach for Hoag Memorial Hospital VRDN RB ROCS RR-II R-11753 Series 2009 (Citibank N.A.) (A-1)(a)
3,000,000	0.290	09/03/09	3,000,000
Peralta Community College District GO VRDN Floaters Series 2009-3019 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
11,700,000	0.290	09/03/09	11,700,000
Providence Health System VRDN RB Floaters Certificates Series 2009-43C (Wells Fargo & Co.) (F1+)(a)
7,250,000	0.250	09/03/09	7,250,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase & Co.) (A-1+)(a)
3,335,000	0.270	09/03/09	3,335,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (FSA) (JPMorgan Chase & Co.) (F1+)(a)
1,465,000	0.540	09/03/09	1,465,000
San Diego Water Authority CP Series 2009 (Bayerische Landesbank SPA) (A-1)
11,900,000	0.400	09/02/09	11,900,000
23,600,000	0.400	09/09/09	23,600,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A.) (A-1)(a)
5,690,000	0.290	09/03/09	5,690,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12222 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
4,950,000	0.290	09/03/09	4,950,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,755,000	0.290	09/03/09	4,755,000
San Francisco County Transportation Authority CP Series 2009 A (Landesbank Baden-Wurttemberg SPA) (A-1)
8,000,000	0.400	09/01/09	8,000,000
Santa Clara County VRDN RB Floaters Series 2009-19C (Wells Fargo & Co. SPA) (Aa2)(a)
19,000,000	0.650	02/18/10	19,000,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (VMIG1)(a)
12,560,000	0.250	09/03/09	12,560,000
University of California VRDN RB Putters Series 2008-2475 (JPMorgan & Chase Co. SPA) (VMIG1)(a)
1,035,000	0.270	09/03/09	1,035,000
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,500,000	0.270	09/03/09	3,500,000
University of California VRDN RB ROCS-R-II R-11567 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
3,440,000	0.290	09/03/09	3,440,000
University of Southern California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.) (A-1)(a)
13,700,000	0.290	09/03/09	13,700,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC) (A-1+)(a)
2,740,000	0.340	09/03/09	2,740,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2008-2960 (JPMorgan Chase & Co.) (VMIG1)(a)
1,120,000	0.270	09/03/09	1,120,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3342 (JPMorgan Chase & Co.) (VMIG1)(a)
4,995,000	0.270	09/03/09	4,995,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1)(a)
11,735,000	0.290	09/03/09	11,735,000
Victor Valley Community College GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co.) (F1+)(a)
5,300,000	0.250	09/03/09	5,300,000

			$1,000,159,528

Colorado – 3.7%

Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (AA-)
$33,000,000	0.330%	09/03/09	$33,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
46,490,000	0.150	09/02/09	46,490,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
17,120,000	0.260	09/02/09	17,120,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,675,000	0.300	09/02/09	2,675,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
23,825,000	0.320	09/02/09	23,825,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado – (continued)

Colorado Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank AG LOC) (A-1)
$31,600,000	0.750%	09/01/09	$31,600,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
44,550,000	0.280	09/03/09	44,550,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Improvement Series 2005 A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
2,450,000	0.280	09/03/09	2,450,000
Colorado Springs VRDN RB for Colorado College Project Series 2006 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,200,000	0.140	09/01/09	7,200,000
Colorado State General Fund Revenue GO TRANS Series 2009 A (SP-1+/MIG1)
160,500,000	2.000	06/25/10	162,519,585
Denver GO VRDN Austin Trust Certificates Series 2008-1050 (Bank of America N.A. SPA) (A-1)(a)
7,500,000	0.390	09/03/09	7,500,000

			$378,929,585

Connecticut – 1.2%

Connecticut State GO VRDN Putters Series 2009-3411 (JPMorgan Chase & Co.) (VMIG1)(a)
$15,100,000	0.160%	09/01/09	$15,100,000
Connecticut State Health & Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2008-1086 (Bank of America N.A. SPA) (A-1)(a)
21,000,000	0.290	09/03/09	21,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle-7 Series 2005-3031 Class A (Citibank N.A.) (A-1)(a)
15,000,000	0.290	09/03/09	15,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2009-3363 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,135,000	0.270	09/03/09	4,135,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-10347 Series 2009 (Citibank N.A. SPA) (A-1+)(a)
42,000,000	0.290	09/03/09	42,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T-2 (A-1+/VMIG1)
5,100,000	0.150	09/03/09	5,100,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2 (A-1+/VMIG1)
10,000,000	0.150	09/03/09	10,000,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB Floater TRS for Yale University Series 2008 K34W-Reg D (Citibank N.A. SPA) (VMIG1)(a)
9,170,000	0.290	09/03/09	9,170,000

			$121,505,000

Delaware – 1.1%

Delaware State Health & Educational Facilities Authority VRDN RB for the Nemours Foundation Project Series 2005 (Bank of America N.A.) (A-1)
$30,120,000	0.350%	09/02/09	$30,120,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Series 2008 A (A-1+)
44,000,000	0.120	09/01/09	44,000,000
University of Delaware VRDN RB Series 1998 (Bank of America N.A. SPA) (A-1)
21,300,000	0.270	09/02/09	21,300,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A. SPA) (A-1)
11,100,000	0.180	09/01/09	11,100,000
University of Delaware VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+)
1,000,000	0.180	09/01/09	1,000,000

			$107,520,000

District of Columbia – 0.4%

District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$16,680,000	0.220%	09/03/09	$16,680,000
District of Columbia VRDN RB Putters Series 2009-3354 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,625,000	0.320	09/03/09	7,625,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,500,000	0.320	09/03/09	4,500,000
District of Columbia VRDN RB Refunding Series 2008 B RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
7,290,000	0.330	09/03/09	7,290,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.320	09/03/09	2,000,000

			$38,095,000

Florida – 4.2%

Broward County Water & Sewer Utility Systems VRDN RB ROCS-RR-II R-11719 Series 2009 (Citibank N.A. SPA) (A-1)(a)
$3,095,000	0.290%	09/03/09	$3,095,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1)(a)
14,911,000	0.390	09/03/09	14,911,000
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
4,400,000	5.000	01/01/10	4,462,746
Florida State Board of Education GO VRDN Putters Series 2007-2387 (JPMorgan Chase & Co.) (A-1)(a)
4,330,000	0.320	09/03/09	4,330,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,945,000	0.320	09/03/09	4,945,000
Florida State Board of Education GO VRDN Putters Series 2008-3251 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,385,000	0.320	09/03/09	2,385,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida – (continued)

Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1)(a)
$4,300,000	0.290%	09/03/09	$4,300,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA) (A-1)(a)
5,380,000	0.290	09/03/09	5,380,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11389 Series 2008 (Citibank N.A. SPA) (A-1)(a)
4,570,000	0.290	09/03/09	4,570,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,515,000	0.320	09/03/09	4,515,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,665,000	0.320	09/03/09	2,665,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2 (A-1/VMIG1)
30,000,000	0.250	09/03/09	30,000,000
Jacksonville Austin Trust Certificates VRDN RB Mayo Foundation Series 2008-3015X (Bank of America N.A. SPA) (A-1)(a)
5,500,000	0.390	09/03/09	5,500,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)
29,895,000	0.330	09/03/09	29,895,000
Jacksonville Electric Authority CP Notes Series 2009 C-1 (JPMorgan Chase & Co. SPA) (A-1)
32,710,000	0.450	09/21/09	32,710,000
Jacksonville Electric Authority VRDN RB for St. Johns River Power Park Systems Putters Series 2008-2935Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,645,000	0.320	09/03/09	5,645,000
Jacksonville Electric Authority VRDN RB Series 2008-3 B-2 (Bank of America N.A. SPA) (A-1/VMIG1)
7,000,000	0.320	09/02/09	7,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,500,000	0.170	09/02/09	1,500,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
65,625,000	0.270	09/02/09	65,625,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-2 (U.S. Bank N.A. SPA) (A-1+/VMIG1)
3,410,000	0.240	09/03/09	3,410,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
17,850,000	0.270	09/02/09	17,850,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
89,450,000	0.320	09/02/09	89,450,000
South Broward Hospital District Austin Trust Certificates VRDN RB Series 2008-1122 (Bank of America N.A. SPA) (A-1)(a)
7,200,000	0.390	09/03/09	7,200,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1)(a)
16,575,000	0.390	09/03/09	16,575,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1)(a)
4,245,000	0.390	09/03/09	4,245,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
37,945,000	0.320	09/03/09	37,945,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,080,000	0.320	09/03/09	2,080,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,660,000	0.320	09/03/09	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA) (A-1)(a)
6,775,000	0.290	09/03/09	6,775,000

			$425,623,746

Georgia – 4.1%

Dekalb County Water & Sewer Systems VRDN RB ROCS-RR-II R-567 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
$6,270,000	0.290%	09/03/09	$6,270,000
Georgia State GO Bonds Series 2003 D (AAA/Aaa)
7,000,000	5.250	12/01/09	7,072,723
Georgia State GO Bonds Series 2009 A (AAA/Aaa)
8,080,000	2.000	01/01/10	8,121,019
Georgia State GO Bonds Series 2009 B (AAA/Aaa)
20,925,000	2.000	01/01/10	21,031,230
Georgia State GO Bonds Series 2009 D (AAA/Aaa)
8,980,000	2.000	05/01/10	9,071,877
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,870,000	0.320	09/03/09	8,870,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
30,370,000	0.280	09/02/09	30,370,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
29,875,000	0.280	09/02/09	29,875,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
46,070,000	0.650	09/02/09	46,070,000
Municipal Electric Authority of Georgia BANS Series 2009 A (SP-1+/MIG1)
22,500,000	1.250	05/07/10	22,560,646
Municipal Electric Authority of Georgia CP Series 2009 (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1)
43,000,000	0.700	10/05/09	43,000,000
144,506,000	0.600	10/13/09	144,506,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,400,000	0.300	09/02/09	5,400,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (Bayerische Landesbank LOC) (A-1+/VMIG1)
9,000,000	0.370	09/02/09	9,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.) (VMIG1)(a)
3,545,000	0.320	09/03/09	3,545,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia – (continued)

Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3243 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$4,795,000	0.320%	09/03/09	$4,795,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C1 RMKT (A-1+/VMIG1)
15,000,000	0.160	09/03/09	15,000,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
4,085,000	0.160	09/01/09	4,085,000

			$418,643,495

Idaho – 0.2%

Idaho Health Facilities Authority VRDN RB for Ascension Health Service Care Series 2008 D (A-1+/VMIG1)
$23,500,000	0.210%	09/02/09	$23,500,000

Illinois – 5.4%

Chicago Board of Education GO VRDN Putters Series 2008-2997 (FSA) (JPMorgan Chase & Co. SPA) (A-1+) (a)
$3,115,000	0.540%	09/03/09	$3,115,000
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC) (A-1+/VMIG1)
5,000,000	0.310	09/03/09	5,000,000
Chicago Board of Education GO VRDN Refunding Series 2009 B (U.S. Bank N.A. LOC) (VMIG1)
1,650,000	0.120	09/01/09	1,650,000
Chicago GO VRDN Putters Series 2009-3315 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,995,000	0.320	09/03/09	4,995,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,300,000	0.440	09/03/09	6,300,000
Chicago Metropolitan Water Reclamation District GO VRDN Putters Series 2009-3448 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,600,000	0.320	09/03/09	5,600,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA) (VMIG1)(a)
4,995,000	0.290	09/03/09	4,995,000
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (FSA) (Wells Fargo & Co. SPA) (F1+)(a)
15,870,000	0.270	09/03/09	15,870,000
Chicago Waterworks VRDN RB Second Lien Series 1999 Subseries 2000-2 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,400,000	0.180	09/01/09	4,400,000
Cook County Township High School District No. 225 Northfield Township GO VRDN Putters Series 2008-2445 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,130,000	0.320	09/03/09	2,130,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Series 2001 B Convertible (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
9,920,000	0.130	09/01/09	9,920,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
18,000,000	0.650	01/14/10	18,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,150,000	0.240	09/02/09	4,150,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-5 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
8,880,000	0.240	09/02/09	8,880,000
Illinois Finance Authority VRDN RB Carle Foundation Hospital Series 2009 C (Northern Trust Co. LOC) (A-1+)
3,600,000	0.200	09/03/09	3,600,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1/VMIG1)
25,510,000	0.210	09/03/09	25,510,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
31,000,000	0.600	02/01/10	31,000,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC) (A-1+)
4,580,000	0.290	09/02/09	4,580,000
Illinois Finance Authority VRDN RB for University of Chicago Medical Center Series 2009 E-1 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
8,500,000	0.130	09/01/09	8,500,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
9,590,000	0.240	09/03/09	9,590,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Medical Center Series 2009 A-2 (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
1,980,000	0.280	09/03/09	1,980,000
Illinois State GO Notes Certificates Series 2009 (SP-1)
138,000,000	4.000	04/26/10	140,238,508
189,300,000	4.000	05/20/10	192,420,100
Illinois State GO VRDN Putters Series 2008-3257 (FGIC) (JPMorgan Chase & Co. SPA) (A-1)(a)
5,690,000	0.890	09/03/09	5,690,000
Illinois State GO VRDN Putters Series 2009-3387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,230,000	0.440	09/03/09	4,230,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,330,000	0.320	09/03/09	5,330,000
University of Chicago VRDN RB Austin Trust Certificates Series 2009-1205 (Bank of America N.A. SPA) (A-1)(a)
4,165,000	0.390	09/03/09	4,165,000
University of Chicago VRDN RB Putters Series 2009-3288Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,000,000	0.320	09/03/09	3,000,000
University of Illinois VRDN RB Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,995,000	0.320	09/03/09	8,995,000

			$543,833,608

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana – 1.4%

Indiana Bond Bank VRDN RB Special Program Gas Revenue Putters Series 2008-2882 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$13,835,000	0.320%	09/03/09	$13,835,000
Indiana Health & Educational Facilities Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.) (A-1)(a)
12,285,000	0.290	09/03/09	12,285,000
Indiana State Finance Authority Health System VRDN RB Refunding for Sisters of St. Francis Series 2008 I (Wells Fargo Bank N.A. LOC) (VMIG1)
8,525,000	0.200	09/02/09	8,525,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Obligation Series 2009 C (Wells Fargo Bank N.A. LOC) (VMIG1)
10,655,000	0.250	09/02/09	10,655,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Series 2009 D (Citibank N.A. LOC) (A-1/VMIG1)
10,000,000	0.270	09/02/09	10,000,000
Indiana State Finance Authority RB for Revolving Fund Program Series 2006 A (AAA/Aaa)
3,000,000	5.000	02/01/10	3,052,385
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+)(a)
12,910,000	0.270	09/03/09	12,910,000
Indiana State Finance Authority VRDN RB for Ascension Health Series 2008 E-3 (A-1+/VMIG1)
5,400,000	0.200	09/02/09	5,400,000
Indianapolis Local Public Improvement Bond Bank RANS Series 2009 E (SP-1+/MIG1)
18,000,000	0.800	03/31/10	18,000,000
Purdue University VRDN RB Student Fee Series 2005 V (A-1+/VMIG1)
1,500,000	0.200	09/02/09	1,500,000
St. Joseph County Educational Facilities VRDN RB for University of Notre Dame Du Lac Series 1998 (Wells Fargo Bank N.A.) (VMIG1)
38,000,000	0.100	09/03/09	38,000,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co. SPA) (VMIG1)(a)
10,300,000	0.270	09/03/09	10,300,000

			$144,462,385

Iowa – 0.0%

Iowa Financing Authority Health Facilities VRDN RB Iowa Health System Series 2009 B (JPMorgan Chase & Co. LOC) (VMIG1)
$2,000,000	0.130%	09/01/09	$2,000,000

Kansas – 1.2%

Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
$43,400,000	0.180%	09/01/09	$43,400,000
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,840,000	0.320	09/03/09	3,840,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,000,000	0.230	09/03/09	10,000,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-2 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
17,000,000	0.230	09/03/09	17,000,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
9,500,000	0.250	09/03/09	9,500,000
Kansas State DOT Highway VRDN RB Series 2004 C-4 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)(a)
7,000,000	0.230	09/02/09	7,000,000
Kansas State DOT Highway VRDN RB Series 2008 A-2 (Wachovia Bank N.A. SPA) (VMIG1)
12,300,000	0.200	09/03/09	12,300,000
Kansas State DOT Highway VRDN RB Series 2008 A-5 (Wachovia Bank N.A. SPA) (VMIG1)
19,000,000	0.200	09/03/09	19,000,000

			$122,040,000

Kentucky – 0.1%

Kentucky Public Energy Authority Gas Supply VRDN RB Series 2006 A (BP Corp. North SPA) (A-1+/VMIG1)
$9,453,000	0.130%	09/01/09	$9,453,000

Louisiana – 0.5%

Louisiana State Gas & Fuels Tax VRDN RB Second Lien Series 2009 A-1 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$20,000,000	0.200%	09/03/09	$20,000,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
13,825,000	0.300	09/02/09	13,825,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Series 1996 (Bank of New York LOC) (P-1)
17,220,000	0.300	09/02/09	17,220,000

			$51,045,000

Maine(a) – 0.1%

Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase & Co.) (VMIG1)
$6,955,000	0.320%	09/03/09	$6,955,000

Maryland – 0.3%

Anne Arundel County CP Series 2009 (Westdeutsche Landesbank AG SPA) (A-1)
$13,500,000	0.800%	09/01/09	$13,500,000
Maryland State Austin Trust Certificates GO VRDN Series 2008-1194 (Bank of America N.A.) (A-1)(a)
4,875,000	0.390	09/03/09	4,875,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland – (continued)

Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B (A-1+/VMIG1)(b)
$8,000,000	0.150%	09/02/09	$8,000,000

			$26,375,000

Massachusetts – 2.1%

Massachusetts Bay Transportation Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4368 Series 2007 (Wells Fargo Bank SPA) (A-1+)(a)
$5,050,000	0.340%	09/03/09	$5,050,000
Massachusetts Bay Transportation Authority Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1)(a)
3,500,000	0.390	09/03/09	3,500,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,720,000	0.300	09/03/09	9,720,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2008-3260 (JPMorgan Chase Bank & Co. SPA) (A-1)(a)
11,200,000	0.300	09/03/09	11,200,000
Massachusetts State Austin Trust Certificates GO VRDN Series 2008-1203 (Bank of America N.A. SPA) (A-1)(a)
9,500,000	0.390	09/03/09	9,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA) (A-1)(a)
5,180,000	0.390	09/03/09	5,180,000
Massachusetts State Development Finance Agency VRDN RB Clark University Series 2008 (T.D. Bank N.A. LOC) (A-1+/VMIG1)
6,650,000	0.270	09/02/09	6,650,000
Massachusetts State GO Bonds Construction Loan Series 2009 A (AA/Aa2)
14,900,000	2.000	03/01/10	15,004,394
Massachusetts State GO Notes Series 1999 C (AAA/Aa2)
4,000,000	5.750	09/01/09	4,040,000
Massachusetts State GO VRDN Putters Series 2009-3337 (JPMorgan Chase & Co. SPA) (A-1)(a)
2,475,000	0.300	09/03/09	2,475,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-1 (A-1+)
5,000,000	0.670	09/01/09	5,000,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-2 (A-1)
17,700,000	0.380	10/01/09	17,700,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Baystate Medical Center Series 2005 G (Bank of America N.A. LOC) (A-1/VMIG1)
18,200,000	0.250	09/02/09	18,200,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,040,000	0.320	09/03/09	3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA) (A-1)(a)
5,390,000	0.290	09/03/09	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Art Series 2007 A2 RMKT (Bank of America N.A. SPA) (A-1+/VMIG1)
38,850,000	0.130	09/01/09	38,850,000
Massachusetts State Water Resources Authority CP Series 2009 S-94 (Bayerische Landesbank LOC) (A-1)
32,500,000	0.500	09/08/09	32,500,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2007-1789 B (JPMorgan Chase & Co.) (A-1)(a)
2,370,000	0.440	09/03/09	2,370,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2008-2848 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,345,000	0.540	09/03/09	5,345,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Community GTD Series 2008-4 (Bank of America N.A. SPA) (A-1)
15,040,000	0.250	09/02/09	15,040,000

			$215,754,394

Michigan – 3.4%

Central Michigan University VRDN RB Refunding General Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$13,995,000	0.220%	09/03/09	$13,995,000
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1/VMIG1)
7,000,000	0.250	09/02/09	7,000,000
Michigan Municipal Bond Authority RB for Clean Water Revolving Series 1999 (AAA/Aaa)
13,000,000	5.500	10/01/09	13,167,141
Michigan Municipal Bond Authority VRDN RB Putters Series 2002-286 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,100,000	0.320	09/03/09	4,100,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-11254 Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,800,000	0.290	09/03/09	3,800,000
Michigan Municipal Bond Water Finance Authority VRDN RB Putters Series 2008-3263 (JPMorgan Chase & Co. SPA) (A-1)(a)
1,235,000	0.320	09/03/09	1,235,000
Michigan State GO RANS Series 2008 B (SP-1+/MIG1)
50,000,000	3.000	09/30/09	50,052,897
Michigan State GO TANS Series 2008 A (SP-1+/MIG1)
174,000,000	3.000	09/30/09	174,142,831
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,110,000	0.320	09/03/09	5,110,000
Michigan State University VRDN RB General Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
6,750,000	0.170	09/02/09	6,750,000
Michigan State University VRDN RB General Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,660,000	0.170	09/02/09	1,660,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,570,000	0.170	09/02/09	2,570,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan – (continued)

University of Michigan CP Series 2009 (A-1)
$9,000,000	0.350%	09/21/09	$9,000,000
University of Michigan VRDN RB Floating Refunding Hospital Series 1998 A-2 (A-1+/VMIG1)
4,900,000	0.180	09/01/09	4,900,000
University of Michigan VRDN RB General Series 2002 (A-1+/VMIG1)(b)
4,940,000	0.190	09/03/09	4,940,000
University of Michigan VRDN RB General Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
14,480,000	0.160	09/03/09	14,480,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
3,700,000	0.190	09/02/09	3,700,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/VMIG1)
12,035,000	0.180	09/01/09	12,035,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/VMIG1)
5,000,000	0.150	09/03/09	5,000,000
University of Michigan VRDN RB Medical Services Plan Series 2006 A (A-1+/VMIG1)
4,000,000	0.190	09/02/09	4,000,000

			$341,637,869

Minnesota – 2.0%

Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 E (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
$2,655,000	0.200%	09/02/09	$2,655,000
Minnesota State GO Bonds Series 2009 A (AAA/Aa1)
8,350,000	3.000	12/01/09	8,401,643
Minnesota State GO VRDN Putters Series 2008-3265 (JPMorgan Chase & Co. SPA) (A-1)(a)
3,195,000	0.320	09/03/09	3,195,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 1992 3-L2 (Wells Fargo Bank N.A. SPA) (VMIG1)
6,410,000	0.280	09/03/09	6,410,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2000 5-G (Wells Fargo Bank N.A. SPA) (VMIG1)
3,640,000	0.280	09/03/09	3,640,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (VMIG1)
15,075,000	0.190	09/03/09	15,075,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.260	09/03/09	5,000,000
Rochester Health Care Facilities Mayo Foundation CP Series 2009 B (U.S. Bank N.A. SPA)
23,500,000	0.400	10/13/09	23,500,000
Rochester Health Care Facilities Mayo Foundation CP Series 2009-01A (Wachovia Bank N.A. SPA)
29,400,000	0.400	10/06/09	29,400,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
13,300,000	0.550	05/10/10	13,300,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+)
5,000,000	0.230	09/03/09	5,000,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 B-1 (Wells Fargo Bank N.A. LOC) (A-1+)
7,500,000	0.190	09/03/09	7,500,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA) (A-1+/VMIG1)
11,755,000	0.200	09/02/09	11,755,000
University of Minnesota VRDN RB Series 1999 A RMKT (U.S. Bank N.A. SPA) (A-1+/VMIG1)
66,735,000	0.200	09/02/09	66,735,000

			$201,566,643

Mississippi – 0.5%

Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1992 (VMIG1)
$1,555,000	0.120%	09/01/09	$1,555,000
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA) (A-1+/VMIG1)
16,870,000	0.350	09/02/09	16,870,000
Mississippi State Hospital Equipment & Facilities Authority RB for Baptist Memorial Health Services Series 2004 B2 (AA)
11,940,000	0.550	09/10/09	11,940,000
Mississippi State Hospital Equipment & Facilities Authority VRDN RB for Baptist Memorial Health Services Series 2004 B2 (AA)
16,600,000	0.550	09/10/09	16,600,000

			$46,965,000

Missouri – 2.4%

Curators University Systems Facilities VRDN RB Refunding Series 2007 B (A-1+/VMIG1)
$900,000	0.220%	09/03/09	$900,000
Kansas City Special Obligation VRDN RB Refunding for H. Roe Bartle Series 2008 E (Bank of America N.A. LOC) (A-1/VMIG1)
21,250,000	0.270	09/02/09	21,250,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,645,000	0.130	09/01/09	1,645,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+)
10,380,000	0.130	09/01/09	10,380,000
Missouri State Health & Educational Facilities Authority RB for Ascension Health Series 2008 C-4 (VMIG1)
8,000,000	3.500	11/15/09	8,043,331
Missouri State Health & Educational Facilities Authority RB for Ascension Health Series 2008 C-5 (VMIG1)
9,000,000	3.500	11/15/09	9,035,979
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.220	09/03/09	10,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri – (continued)

Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
$19,000,000	0.290%	09/02/09	$19,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 B (Bank of America N.A. LOC) (A-1/VMIG1)
8,250,000	0.290	09/02/09	8,250,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 A-1 RMKT (Bank of America N.A. LOC) (A-1+)
15,500,000	0.270	09/02/09	15,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-3 RMKT (UBS AG SPA) (A-1+)
31,200,000	0.200	09/02/09	31,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+)
20,200,000	0.200	09/02/09	20,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT (JPMorgan Chase & Co. SPA) (A-1+)
1,000,000	0.250	09/02/09	1,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank & Co.) (A-1+)(a)
10,000,000	0.320	09/03/09	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 1996 D (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
900,000	0.150	09/01/09	900,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
6,500,000	0.150	09/01/09	6,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,900,000	0.160	09/01/09	2,900,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 A (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
3,400,000	0.120	09/01/09	3,400,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
1,360,000	0.160	09/01/09	1,360,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,955,000	0.320	09/03/09	7,955,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Saint Luke’s Systems Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
15,000,000	0.290	09/02/09	15,000,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 A (Bank of America N.A. SPA) (A-1/VMIG1)
16,030,000	0.130	09/01/09	16,030,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 B (Bank of America N.A SPA) (A-1/VMIG1)
6,825,000	0.130	09/01/09	6,825,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
8,300,000	0.130	09/01/09	8,300,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
2,445,000	0.130	09/01/09	2,445,000

			$238,019,310

Montana – 0.4%

Montana Facilities Finance Authority VRDN RB for Sisters of Charity Health Systems Series 2003 (Bank of Montreal SPA) (A-1+/VMIG1)
$21,110,000	0.280%	09/02/09	$21,110,000
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
16,885,000	0.180	09/01/09	16,885,000

			$37,995,000

Nebraska – 0.2%

American Public Energy Agency Gas Supply VRDN RB for National Public Gas Agency Project Series 2003 B (BP Corp. North America SPA) (A-1+/VMIG1)
$3,692,000	0.240%	09/03/09	$3,692,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
5,995,000	0.290	09/03/09	5,995,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II R-11291 Series 2007 (Citibank N.A. SPA) (A-1)(a)
8,550,000	0.290	09/03/09	8,550,000

			$18,237,000

Nevada – 0.5%

Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA) (A-1)(a)
$3,600,000	0.390%	09/03/09	$3,600,000
Clark County GO VRDN Putters Series 2009-3366 Z (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,080,000	0.320	09/03/09	6,080,000
Clark County School District GO VRDN ROCS-RR-II R-11297 Series 2007 (Citibank N.A. SPA) (A-1)(a)
8,735,000	0.290	09/03/09	8,735,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank & Co.) (A-1+)(a)
6,305,000	0.320	09/03/09	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,300,000	0.320	09/03/09	5,300,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada – (continued)

Nevada State GO Bonds for Capital Improvement Series 2006 E (FSA) (AAA/Aa1)
$4,690,000	5.000%	03/01/10	$4,793,799
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa2)
9,500,000	5.000	02/01/10	9,671,053
Nevada State GO VRDN Series 2009-3421 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,565,000	0.320	09/03/09	4,565,000

			$49,049,852

New Hampshire – 0.0%

New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$4,595,000	0.130%	09/01/09	$4,595,000

New Jersey – 1.7%

New Jersey Economic Development Authority VRDN RB Refunding for School Facilities Construction Series 2008 V3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$87,600,000	0.250%	09/02/09	$87,600,000
New Jersey Health Care Facilities Financing Authority VRDN RB Virtua Health, Inc. Series 2009 D (TD Bank N.A. LOC) (A-1+)
3,000,000	0.220	09/03/09	3,000,000
New Jersey State Environmental Infrastructure RB Series 2007 A (A-1/VMIG1)
6,000,000	5.000	09/01/09	6,000,000
New Jersey State TRANS Series 2009 (SP-1+/MIG1)
70,000,000	2.500	06/24/10	71,119,929

			$167,719,929

New Mexico – 0.4%

Bernalillo County TRANS Series 2008 (SP-1+/MIG1)
$22,000,000	2.500%	12/15/09	$22,095,881
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
23,170,000	0.270	09/02/09	23,170,000

			$45,265,881

New York – 15.3%

Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
$37,700,000	0.320%	09/02/09	$37,700,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
6,065,000	0.440	09/02/09	6,065,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
19,900,000	0.160	09/01/09	19,900,000
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA) (A-1)(a)
9,160,000	0.290	09/03/09	9,160,000
New York City Austin Trust Certificates VRDN RB for Museum of Modern Art VRDN RB Series 2008-3316 (Bank of America N.A. SPA) (A-1+)(a)
2,905,000	0.290	09/03/09	2,905,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,465,000	0.300	09/03/09	4,465,000
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	0.300	09/03/09	6,660,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	0.300	09/03/09	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,350,000	0.300	09/03/09	3,350,000
New York City GO VRDN Putters Series 2009-3457 (JPMorgan Chase & Co.) (A-1+)(a)
4,245,000	0.300	09/03/09	4,245,000
New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA) (A-1)(a)
5,145,000	0.290	09/03/09	5,145,000
New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA) (A-1)(a)
5,940,000	0.290	09/03/09	5,940,000
New York City GO VRDN ROCS-RR-II R-11668 Series 2008 (Citibank N.A. SPA) (A-1)(a)
35,695,000	0.290	09/03/09	35,695,000
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A.) (A-1)(a)
19,000,000	0.290	09/03/09	19,000,000
New York City GO VRDN ROCS-RR-II R-11751 Series 2009 (Citibank N.A.) (A-1)(a)
3,000,000	0.290	09/03/09	3,000,000
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
10,600,000	0.120	09/01/09	10,600,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
54,400,000	0.220	09/02/09	54,400,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
46,990,000	0.220	09/02/09	46,990,000
New York City GO VRDN Series 2002 Subseries C-3 (BNP Paribas LOC) (A-1+/VMIG1)
3,900,000	0.200	09/02/09	3,900,000
New York City GO VRDN Series 2003 Subseries A-4 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
6,400,000	0.120	09/02/09	6,400,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York – (continued)

New York City GO VRDN Series 2003 Subseries A-5 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$13,545,000	0.250%	09/02/09	$13,545,000
New York City GO VRDN Series 2003 Subseries A-6 (Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
1,165,000	0.240	09/02/09	1,165,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
17,355,000	0.200	09/02/09	17,355,000
New York City GO VRDN Series 2004 Subseries H-3 (Bank of New York LOC) (A-1+/VMIG1)
12,305,000	0.200	09/02/09	12,305,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
66,780,000	0.180	09/02/09	66,780,000
New York City GO VRDN Series 2006 Subseries I-4 (Bank of New York LOC) (A-1+/VMIG1)
26,275,000	0.210	09/02/09	26,275,000
New York City GO VRDN Series 2008 Subseries B-3 (TD Bank N.A. LOC) (A-1+)
3,100,000	0.170	09/02/09	3,100,000
New York City GO VRDN Series 2008 Subseries J-4 (Bank of America N.A. SPA) (A-1+/VMIG1)
7,600,000	0.120	09/01/09	7,600,000
New York City GO VRDN Series 2008 Subseries L-6 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,000,000	0.150	09/01/09	2,000,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (TD Bank N.A. LOC) (A-1+/VMIG1)
5,700,000	0.170	09/02/09	5,700,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
45,700,000	0.150	09/02/09	45,700,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA) (A-1+)
500,000	0.150	09/02/09	500,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
39,900,000	0.150	09/02/09	39,900,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1)(a)
12,432,000	0.290	09/03/09	12,432,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-1192 (Bank of America N.A. SPA) (A-1)(a)
2,750,000	0.290	09/03/09	2,750,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-3306 (Bank of America N.A. SPA) (A-1)(a)
5,000,000	0.290	09/03/09	5,000,000
New York City Municipal Water Finance Authority CP Series 2009 (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1)
15,000,000	0.450	09/02/09	15,000,000
New York City Municipal Water Finance Authority CP Series 2009-5A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1)
36,000,000	0.400	09/09/09	36,000,000
New York City Municipal Water Finance Authority CP Series 2009-6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1)
64,000,000	0.420	09/15/09	64,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3092 (JPMorgan Chase & Co. SPA) (A-1+)(a)
13,405,000	0.300	09/03/09	13,405,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3384 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,750,000	0.300	09/03/09	3,750,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3477 (JPMorgan Chase & Co.) (A-1+)(a)
1,795,000	0.300	09/03/09	1,795,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
2,600,000	0.290	09/03/09	2,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Eagle Series 2006-0074 Class A (Citibank N.A.) (A-1)(a)
7,045,000	0.290	09/03/09	7,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,920,000	0.300	09/03/09	3,920,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
8,300,000	0.170	09/01/09	8,300,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-2 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
5,000,000	0.120	09/01/09	5,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
6,700,000	0.190	09/03/09	6,700,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-10381 Series 2009 (Citibank N.A. SPA) (A-1)(a)
11,000,000	0.290	09/03/09	11,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-9301 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
5,440,000	0.300	09/03/09	5,440,000
New York City Putters Series 2008-2948 (JPMorgan Chase & Co. SPA) (A-1+)(a)
12,565,000	0.300	09/03/09	12,565,000
New York City Putters Series 2008-2950 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,115,000	0.300	09/03/09	6,115,000
New York City Transitional Finance Authority Austin Trust Certificates VRDN RB Series 2008-1190 (Bank of America N.A. SPA) (A-1)(a)
3,170,000	0.290	09/03/09	3,170,000
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A.) (A-1)(a)
5,000,000	0.290	09/03/09	5,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
39,600,000	0.230	09/02/09	39,600,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
4,645,000	0.150	09/02/09	4,645,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York – (continued)

New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
$24,600,000	0.120%	09/01/09	$24,600,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
9,100,000	0.200	09/02/09	9,100,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002 Subseries C-2 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,100,000	0.120	09/01/09	4,100,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
34,760,000	0.170	09/02/09	34,760,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1B (Societe Generale) (A-1/VMIG1)
19,050,000	0.180	09/02/09	19,050,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
22,440,000	0.120	09/01/09	22,440,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA) (A-1+/VMIG1)
3,945,000	0.180	09/02/09	3,945,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3B (Citibank N.A. SPA) (A-1/VMIG1)
4,000,000	0.120	09/01/09	4,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
1,590,000	0.120	09/01/09	1,590,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
11,065,000	0.120	09/01/09	11,065,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II R-10344 Series 2009 (Citibank N.A.) (A-1)(a)
6,240,000	0.290	09/03/09	6,240,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	0.290	09/03/09	5,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. LOC) (A-1+)
7,830,000	0.150	09/03/09	7,830,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1)(a)
13,600,000	0.290	09/03/09	13,600,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.) (A-1)(a)
20,000,000	0.290	09/03/09	20,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2009-3397 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,585,000	0.300	09/03/09	10,585,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1)(a)
10,000,000	0.290	09/03/09	10,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A.) (A-1)(a)
7,000,000	0.290	09/03/09	7,000,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.) (VMIG1)(a)
1,700,000	0.290	09/03/09	1,700,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-10339 Series 2009 (Citibank N.A. SPA) (A-1)(a)
14,195,000	0.290	09/03/09	14,195,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11722 Series 2009 (Citibank N.A. SPA) (A-1)(a)
5,235,000	0.290	09/03/09	5,235,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,000,000	0.290	09/03/09	4,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Mental Health Services Series 2003 RMKT (JPMorgan Chase & Co. SPA) (A-1+)
64,360,000	0.200	09/01/09	64,360,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
22,350,000	0.300	09/03/09	22,350,000
New York State Dormitory Authority VRDN RB Putters for Rockefeller University Series 2009-3320 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,930,000	0.300	09/03/09	10,930,000
New York State Dormitory Authority VRDN RB Putters Series 2009-3518 (JPMorgan Chase & Co.) (A-1+)(a)
3,840,000	0.300	09/03/09	3,840,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,635,000	0.300	09/03/09	4,635,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,620,000	0.300	09/03/09	3,620,000
New York State Environmental Facilities GO CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1)
7,600,000	0.450	09/02/09	7,600,000
New York State Environmental Facilities GO CP Series 1998 A (Bayerische Landesbank, JPMorgan Chase & Co. and Landesbank Hessen-Thueringen LOC) (A-1)
48,700,000	0.450	09/01/09	48,700,000
New York State GO VRDN Putters Series 2009-3346 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,560,000	0.300	09/03/09	3,560,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC) (A-1+)
29,800,000	0.220	09/02/09	29,800,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
5,600,000	0.220	09/02/09	5,600,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
500,000	0.220	09/02/09	500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
32,600,000	0.320	09/02/09	32,600,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York – (continued)

New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
$24,600,000	0.270%	09/02/09	$24,600,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (VMIG1)
23,300,000	0.200	09/02/09	23,300,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
8,500,000	0.150	09/02/09	8,500,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (VMIG1)
33,600,000	0.150	09/02/09	33,600,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
113,200,000	0.170	09/02/09	113,200,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
8,795,000	0.330	09/02/09	8,795,000
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-2 (AA)
7,790,000	2.500	04/01/10	7,873,120
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3094 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
13,330,000	0.300	09/03/09	13,330,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase & Co.) (VMIG1)(a)
2,000,000	0.300	09/03/09	2,000,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+)(a)
4,600,000	0.290	09/03/09	4,600,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3063 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	0.300	09/03/09	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,635,000	0.300	09/03/09	5,635,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
3,700,000	0.270	09/03/09	3,700,000

			$1,541,600,120

North Carolina – 7.3%

Buncombe County Metropolitan Sewer District Systems VRDN RB Refunding Series 2008 B (Bank of America N.A. SPA) (A-1+)
$21,345,000	0.330%	09/03/09	$21,345,000
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
4,815,000	0.200	09/02/09	4,815,000
Charlotte Douglas International Airport VRDN RB Refunding Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
4,675,000	0.330	09/02/09	4,675,000
Charlotte Douglas International Airport VRDN RB Series 2007 B (Bank of America N.A. LOC) (A-1/VMIG1)
11,080,000	0.349	09/02/09	11,080,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA) (A-1/VMIG1)
13,585,000	0.280	09/02/09	13,585,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2009-3443 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,000,000	0.320	09/03/09	6,000,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
13,620,000	0.330	09/03/09	13,620,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,350,000	0.300	09/03/09	6,350,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (VMIG1)
8,470,000	0.330	09/03/09	8,470,000
Forsyth County GO VRDN Series 2004 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,890,000	0.330	09/03/09	5,890,000
Forsyth County School District GO VRDN Series 2007 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,300,000	0.280	09/03/09	7,300,000
Greensboro Enterprise System VRDN RB Series 1998 B (Bank of America N.A. SPA) (A-1/VMIG1)
2,110,000	0.350	09/02/09	2,110,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1/VMIG1)
11,055,000	0.320	09/03/09	11,055,000
Greensboro GO VRDN Public Improvement Series 2003 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,185,000	0.350	09/02/09	1,185,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA) (A-1/VMIG1)
8,250,000	0.330	09/03/09	8,250,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1/VMIG1)
18,600,000	0.300	09/02/09	18,600,000
Guilford County GO VRDN Series 2004 C (Bank of America N.A. SPA) (A-1+/VMIG1)
29,650,000	0.300	09/02/09	29,650,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1/VMIG1)
6,400,000	0.270	09/02/09	6,400,000
Mecklenburg County GO VRDN Series 1996 C (Bank of America N.A. SPA) (A-1/VMIG1)
9,110,000	0.300	09/03/09	9,110,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,280,000	0.350	09/02/09	9,280,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,920,000	0.280	09/03/09	9,920,000
Mecklenburg County GO VRDN Series 2006 A (VMIG1)
11,000,000	2.000	11/05/09	11,019,318

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina – (continued)

Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1/VMIG1)
$8,130,000	0.340%	09/03/09	$8,130,000
Mecklenburg County VRDN COPS Series 2005 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,600,000	0.280	09/03/09	7,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA) (A-1)(a)
15,600,000	0.290	09/03/09	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA) (A-1)(a)
26,365,000	0.290	09/03/09	26,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	0.290	09/03/09	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,110,000	0.290	09/03/09	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,300,000	0.320	09/03/09	8,300,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A (A-1+/VMIG1)
5,085,000	0.240	09/03/09	5,085,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 B (A-1+/VMIG1)
12,500,000	0.180	09/03/09	12,500,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1987 A (A-1+/VMIG1)(b)
2,250,000	0.180	09/03/09	2,250,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B (A-1+/VMIG1)
5,850,000	0.180	09/03/09	5,850,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Catholic Health East Series 2008 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
11,125,000	0.230	09/02/09	11,125,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 B (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
5,285,000	0.300	09/02/09	5,285,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Series 2009 C (Wachovia Bank N.A. LOC) (VMIG1)
14,855,000	0.280	09/03/09	14,855,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,950,000	0.270	09/02/09	1,950,000
North Carolina Medical Care Commission Health Care System GO VRDN for Duke University Hospital Project Series 1993 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,455,000	0.310	09/03/09	2,455,000
North Carolina Medical Care Commission Hospital VRDN RB for Caremont Health Series 2003 Subseries A (MBIA) (Bank of America N.A. LOC) (A-1/VMIG1)
14,425,000	0.320	09/02/09	14,425,000
North Carolina Medical Care Commission VRDN RB Refunding for Baptist Hospital Series 2009 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
34,340,000	0.280	09/03/09	34,340,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
40,340,000	0.350	09/02/09	40,340,000
North Carolina State GO VRDN Putters Series 2008-2768 (JPMorgan Chase & Co. SPA) (A-1)(a)
7,055,000	0.320	09/03/09	7,055,000
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
14,680,000	0.320	09/02/09	14,680,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
26,715,000	0.280	09/02/09	26,715,000
North Carolina State GO VRDN Refunding Series 2002 F (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
14,995,000	0.240	09/02/09	14,995,000
North Carolina State University Raleigh VRDN RB Series 2003 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,800,000	0.250	09/02/09	1,800,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,950,000	0.290	09/03/09	4,950,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.300	09/02/09	5,000,000
Raleigh Comb Enterprise System VRDN RB Series 2008 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,500,000	0.270	09/02/09	6,500,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
13,200,000	2.500	01/20/10	13,292,804
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
13,000,000	0.300	09/02/09	13,000,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
16,525,000	0.290	09/03/09	16,525,000
Union County Enterprise System VRDN RB Series 2009 (A-1/VMIG1)
9,000,000	0.380	09/03/09	9,000,000
University of North Carolina CP Series 2009 A (A-1)
18,000,000	0.600	09/09/09	18,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
9,920,000	0.320	09/03/09	9,920,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2009 A (A-1+)
6,300,000	0.200	09/03/09	6,300,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,220,000	0.140	09/01/09	3,220,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina – (continued)

University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1)(a)
$10,345,000	0.290%	09/03/09	$10,345,000
University of North Carolina VRDN RB ROCS-RR-II R-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,080,000	0.290	09/03/09	3,080,000
University of North Carolina VRDN RB Series 2001 C (A-1+/VMIG1)
600,000	0.200	09/02/09	600,000
Wake County GO BANS Series 2008 (SP-1+/MIG1)
11,000,000	3.500	10/15/09	11,023,469
Wake County GO Bonds Refunding Series 2003 A (AAA/Aaa)
5,000,000	5.000	02/01/10	5,092,342
Wake County GO VRDN for Public Improvement Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
12,050,000	0.230	09/03/09	12,050,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
8,150,000	0.300	09/03/09	8,150,000
Wake County GO VRDN School Series 2007 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,800,000	0.300	09/03/09	1,800,000
Wake County GO VRDN School Series 2007 B (Bank of America N.A. SPA) (A-1/VMIG1)
20,700,000	0.300	09/03/09	20,700,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
16,100,000	0.300	09/03/09	16,100,000
Wake County VRDN RB Putters Series 2009-3553 (JPMorgan Chase & Co.) (A-1+)(a)
2,000,000	0.320	09/03/09	2,000,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
14,375,000	0.350	09/02/09	14,375,000

			$736,432,933

North Dakota – 0.3%

Mercer County for Basin Electric and Power CP Series 2009 (A-1)
$29,925,000	0.500%	09/01/09	$29,925,000

Ohio – 3.5%

Cleveland Clinic CP Series 2009 (A-1)
$17,800,000	0.650%	09/01/09	$17,800,000
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (VMIG1)(a)
17,000,000	0.270	09/03/09	17,000,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1/VMIG1)
7,000,000	0.320	09/03/09	7,000,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,360,000	0.320	09/03/09	4,360,000
Columbus GO VRDN Sanitation Sewer System Series 2006-1 (A-1+/VMIG1)
12,725,000	0.150	09/03/09	12,725,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,005,000	0.320	09/03/09	3,005,000
Franklin County Hospital VRDN RB for Nationwide Children’s Hospital Project Series 2008 E (JPMorgan Chase & Co. SPA) (VMIG1)
16,265,000	0.220	09/03/09	16,265,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (VMIG1)
2,400,000	0.150	09/03/09	2,400,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Project Series 2008 G (JPMorgan Chase & Co. SPA) (VMIG1)
2,390,000	0.220	09/03/09	2,390,000
Kent State University VRDN RB General Receipts Series 2008 B (Bank of America N.A. LOC) (A-1)
8,000,000	0.250	09/03/09	8,000,000
Lucas County Hospital VRDN RB for Promedica Healthcare Series 2008 B (UBS AG LOC) (A-1/VMIG1)
4,000,000	0.230	09/02/09	4,000,000
Montgomery County VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
8,100,000	0.320	09/02/09	8,100,000
Montgomery County VRDN RB Catholic Health Series 2004 B2 (Bayrische Landesbank SPA) (A-1+/VMIG1)
1,785,000	0.290	09/02/09	1,785,000
Montgomery County VRDN RB for Catholic Health Series 2006 B-1 (A-1+/VMIG1)
15,325,000	0.200	09/02/09	15,325,000
Ohio State GO VRDN Common Schools Series 2005 A (A-1+/VMIG1)
4,930,000	0.150	09/02/09	4,930,000
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
22,710,000	0.150	09/02/09	22,710,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
11,940,000	0.230	09/02/09	11,940,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
20,980,000	0.250	09/02/09	20,980,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
11,485,000	0.250	09/02/09	11,485,000
Ohio State Higher Educational Facility Commission VRDN RB for Hospital Cleveland Clinic Series 2008 B-4 (A-1+/VMIG1)
8,000,000	0.120	09/01/09	8,000,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3551 (JPMorgan Chase & Co.) (A-1+)(a)(b)
12,000,000	0.200	09/01/09	12,000,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase & Co.) (A-1+)(a)
6,245,000	0.320	09/03/09	6,245,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase & Co. SPA) (A-1+)
5,000,000	0.320	09/03/09	5,000,000
Ohio State University General Receipts VRDN RB Series 1999 B1 (A-1+/VMIG1)
12,415,000	0.180	09/02/09	12,415,000
Ohio State University General Receipts VRDN RB Series 1999 B2 (A-1+/VMIG1)
12,595,000	0.180	09/02/09	12,595,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio – (continued)

Ohio State University General Receipts VRDN RB Series 2001 (A-1+/VMIG1)
$66,500,000	0.160%	09/04/09	$66,500,000
Ohio State University General Receipts VRDN RB Series 2005 B (A-1+/VMIG1)
29,600,000	0.150	09/02/09	29,600,000
Ohio State VRDN PCRB Refunding for Sohio Air Project Series 1995 (A-1+/P-1)
5,400,000	0.130	09/01/09	5,400,000

			$349,955,000

Oklahoma – 0.1%

Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (Lloyds TSB Bank PLC SPA) (VMIG1)
$6,650,000	0.250%	09/03/09	$6,650,000

Oregon – 1.6%

Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2008 C (U.S. Bank N.A. LOC) (A-1+/VMIG1)
$4,800,000	0.200%	09/02/09	$4,800,000
Clackamas County Providence CP Series 2009 (A-1)
8,000,000	0.400	11/02/09	8,000,000
Oregon State GO TANS Series 2009 (SP-1+/MIG1)
60,000,000	2.500	06/30/10	61,001,738
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
51,355,000	0.160	09/02/09	51,355,000
Oregon State GO VRDN Series 1985 73-G (JPMorgan Chase & Co. SPA) (VMIG1)
900,000	0.150	09/02/09	900,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
26,900,000	0.220	09/02/09	26,900,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (A-1+/VMIG1)
10,800,000	0.300	09/02/09	10,800,000

			$163,756,738

Pennsylvania – 2.5%

Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Series 1990 A RMKT (Bank of New York LOC) (A-1+/VMIG1)
$13,400,000	0.230%	09/03/09	$13,400,000
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Series 1990 B RMKT (Bank of New York LOC) (A-1+/VMIG1)
17,100,000	0.230	09/03/09	17,100,000
Allegheny County IDA VRDN RB for UPMC Children’s Hospital Series 2004 A (Bank of America N.A. LOC) (A-1/VMIG1)
22,000,000	0.280	09/03/09	22,000,000
Allegheny County VRDN RB for University of Pittsburgh Medical Center Putters Series 2009-3372 (MBIA) (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
21,390,000	0.540	09/03/09	21,390,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Putters Series 2008-3011 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
13,895,000	0.300	09/03/09	13,895,000
Lancaster County Hospital Authority VRDN RB Health System of Lancaster General Hospital Series 2008 (Bank of America N.A. LOC) (A-1/VMIG1)
2,555,000	0.180	09/01/09	2,555,000
Lehigh County General Purpose Authority VRDN RB for Muhlenberg College Series 2008 (Bank of America N.A. LOC) (A-1/VMIG1)
6,280,000	0.280	09/03/09	6,280,000
Pennsylvania Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
17,900,000	0.220	09/03/09	17,900,000
Pennsylvania Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 B (JPMorgan Chase & Co. LOC) (VMIG1)
26,510,000	0.220	09/03/09	26,510,000
Pennsylvania State GO VRDN Putters Series 2008-3250 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)(a)
3,100,000	0.300	09/03/09	3,100,000
Pennsylvania State GO VRDN ROCS-RR-II R-11056 (Citibank N.A. SPA) (A-1)(a)
3,700,000	0.290	09/03/09	3,700,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
50,630,000	0.380	09/03/09	50,630,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2008 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
43,100,000	0.120	09/01/09	43,100,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,000,000	0.210	09/02/09	7,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
3,950,000	0.160	09/02/09	3,950,000
University of Pittsburgh VRDN RB Floaters Series 2009-38C (Wells Fargo & Co.) (VMIG1)(a)
3,000,000	0.270	09/03/09	3,000,000

			$255,510,000

Puerto Rico(a) – 0.3%

Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1)
$26,700,000	0.490%	09/03/09	$26,700,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Rhode Island – 0.2%

Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan & Chase Co.) (A-1+)(a)
$8,000,000	0.320%	09/03/09	$8,000,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for School of Design Series 2008 B (Bank of America N.A. LOC) (VMIG1)
11,850,000	0.240	09/02/09	11,850,000

			$19,850,000

South Carolina – 0.3%

Charleston Waterworks & Sewer VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA) (A-1)
$6,000,000	0.330%	09/03/09	$6,000,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
6,195,000	0.330	09/03/09	6,195,000
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA) (VMIG1)(a)
1,830,000	0.290	09/03/09	1,830,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Municipal Products) (A-1)(a)
10,800,000	0.340	09/03/09	10,800,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT (Bank of America N.A. LOC) (VMIG1)
6,785,000	0.350	09/02/09	6,785,000

			$31,610,000

Tennessee – 2.7%

Chattanooga Health, Educational & Housing Facilities Board VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
$1,900,000	0.170%	09/02/09	$1,900,000
Metropolitan Government Nashville & Davidson County GO Bonds Refunding Series 2005 B (AA/Aa2)
4,425,000	5.000	01/01/10	4,490,349
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Floaters Series 2009-3073 (Morgan Stanley Municipal Products) (A-1)(a)
6,665,000	0.340	09/03/09	6,665,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Putters Series 2009-3528 (JPMorgan Chase & Co.) (A-1+)(a)
5,000,000	0.320	09/03/09	5,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
24,280,000	0.150	09/03/09	24,280,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for Baptist Memorial Healthcare Series 2004 A (AA)
168,795,000	0.550	09/01/09	168,795,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,630,000	0.320	09/03/09	3,630,000
Tennessee State GO CP Series 2009 C (Tennessee Consolidated Retirement System SPA) (A-1)
22,000,000	0.350	09/08/09	22,000,000
35,441,000	0.450	09/10/09	35,441,000

			$272,201,349

Texas – 10.4%

Aldine ISD GO VRDN Putters Series 2008-3234 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
$7,620,000	0.340%	09/03/09	$7,620,000
Austin GO Bonds for Public Improvement Series 1999 (AAA/Aa1)
10,350,000	5.375	09/01/09	10,350,000
Austin ISD GO VRDN Putters Series 2009-3554 (JPMorgan Chase & Co.) (A-1+)(a)
3,525,000	0.320	09/03/09	3,525,000
Austin ISD GO VRDN ROCS RR-II R-11750 Series 2009 (Citibank N.A.) (A-1)(a)
3,000,000	0.290	09/03/09	3,000,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,495,000	0.340	09/03/09	6,495,000
Dallas Area Rapid Transit Authority VRDN RB Putters Series 2009-3409 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,335,000	0.320	09/03/09	10,335,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA) (A-1)(a)
6,785,000	0.290	09/03/09	6,785,000
Dallas Children’s Medical Center VRDN RB Putters Series 2009-3509 (JPMorgan Chase & Co.) (F1+)(a)
4,995,000	0.320	09/03/09	4,995,000
Dallas Children’s Medical Center VRDN RB Putters Series 2009-3512 (JPMorgan Chase & Co.) (F1+)(a)
8,995,000	0.320	09/03/09	8,995,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1)
5,495,000	0.320	09/03/09	5,495,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,700,000	0.340	09/03/09	3,700,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
24,000,000	0.270	09/03/09	24,000,000
EL Paso Water & Sewer Systems Revenue CP Series 2009 (JPMorgan Chase & Co. SPA) (A-1)
9,000,000	0.350	09/01/09	9,000,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co.) (F1+)(a)
3,100,000	0.270	09/03/09	3,100,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
14,555,000	0.270	09/03/09	14,555,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas – (continued)

Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
$5,145,500	0.260%	09/03/09	$5,145,500
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2008 Subseries C-1 (A-1+)
47,800,000	0.120	09/01/09	47,800,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2009 C-2 (A-1+)
7,000,000	0.120	09/01/09	7,000,000
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A. SPA) (A-1)(a)
13,255,000	0.290	09/03/09	13,255,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3469 (JPMorgan Chase Bank & Co.) (A-1+)(a)
8,370,000	0.320	09/03/09	8,370,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3491Z (JPMorgan Chase Bank & Co.) (A-1+)(a)
4,995,000	0.320	09/03/09	4,995,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Texas Children’s Hospital Series 2008-1 (Bank of America N.A. and JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
21,400,000	0.240	09/03/09	21,400,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Texas Children’s Hospital Series 2008-3 (Bank of America N.A. and JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
35,000	0.130	09/01/09	35,000
Harris County Toll Road Authority VRDN RB Floaters Series 2009-3060X (Morgan Stanley Municipal Products) (A-1)(a)
5,525,000	0.360	09/03/09	5,525,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	0.320	09/03/09	1,000,000
Harris County VRDN RB Putters Series 2009-3418 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,700,000	0.540	09/03/09	1,700,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,000,000	0.540	09/03/09	3,000,000
Houston GO CP Series 2009 E-1 (Banco Bilbao Vizcaya SPA) (A-1)
61,500,000	0.350	09/15/09	61,500,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
17,060,000	0.290	09/03/09	17,060,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA) (A-1)(a)
4,580,000	0.290	09/03/09	4,580,000
Houston ISD GO VRDN ROCS-RR-II R-11394 Series 2008 (PSF-GTD) (Citibank N.A. SPA) (A-1)(a)
7,500,000	0.290	09/03/09	7,500,000
Houston Utilities System VRDN RB Series 2008 A-2 (Bank of America N.A. LOC) (A-1/VMIG1)
6,200,000	0.330	09/03/09	6,200,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	0.330	09/03/09	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,950,000	0.280	09/03/09	3,950,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
4,175,000	0.270	09/03/09	4,175,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA) (A-1)(a)
8,935,000	0.390	09/03/09	8,935,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1174 (Bank of America N.A. SPA) (A-1)(a)
9,105,000	0.390	09/03/09	9,105,000
Rice University CP Series 2009 (A-1)
9,000,000	0.350	09/01/09	9,000,000
9,000,000	0.450	11/02/09	9,000,000
Round Rock ISD GO VRDN Putters Series 2009-3341 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,995,000	0.320	09/03/09	4,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,215,000	0.320	09/03/09	8,215,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co.) (VMIG1)(a)
1,360,000	0.320	09/03/09	1,360,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3344 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,200,000	0.320	09/03/09	3,200,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
5,090,000	0.290	09/03/09	5,090,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1/VMIG1)
31,800,000	0.350	09/02/09	31,800,000
San Antonio IDA GO VRDN ROCS-RR-II R-10333 Series 2009 (PSF – GTD) (Citibank N.A. SPA) (A-1)(a)
3,900,000	0.290	09/03/09	3,900,000
San Antonio Water System CP Series 2009 A (Bank of America N.A. and State Street Bank & Trust SPA) (A-1)
9,650,000	0.380	09/01/09	9,650,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	0.320	09/03/09	5,000,000
Spring Branch GO VRDN Putters Series 2009-3377 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	0.340	09/03/09	4,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Health Resources Series 2008 A (Texas Health Resources SPA) (A-1+/VMIG1)
6,500,000	0.250	09/02/09	6,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
23,500,000	0.280	09/03/09	23,500,000
Tarrant County Health Resources VRDN RB Series 2008-1197 (Bank of America N.A. SPA) (A-1)(a)
4,375,000	0.390	09/03/09	4,375,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas – (continued)

Tarrant County Health Resources VRDN RB Series 2008-1201 (Bank of America N.A. SPA) (A-1)(a)
$5,790,000	0.390%	09/03/09	$5,790,000
Texas A&M University RB Financing Systems Series 2005 B (AA+/Aa1)
3,600,000	5.000	05/15/10	3,713,698
Texas DOT CP Series 2008 A (Bank of America N.A., JPMorgan Chase & Co. and State Street Bank & Trust SPA) (A-1)
27,500,000	0.450	09/17/09	27,500,000
Texas State GO Bonds Refunding for Public Finance Authority Series 2008 A (AA+/Aa1)
4,400,000	5.000	10/01/09	4,414,727
Texas State GO Bonds Transportation Commission Mobility Fund Series 2006 (AA+/Aa1)
2,700,000	4.000	04/01/10	2,755,044
Texas State GO Refunding for Public Finance Authority Series 2008 (AA+/Aa1)
4,400,000	5.000	10/01/09	4,415,092
Texas State GO VRDN Austin Trust Certificates Series 2008-1053 (Bank of America N.A. SPA) (A-1)(a)
12,190,000	0.390	09/03/09	12,190,000
Texas State GO VRDN Austin Trust Certificates Series 2008-1147 (Bank of America N.A.) (A-1)(a)
2,400,000	0.390	09/03/09	2,400,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1)(a)
5,000,000	0.290	09/03/09	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1)(a)
8,685,000	0.290	09/03/09	8,685,000
Texas State GO VRDN Macon Certificates Trust Series 2005-I (Bank of America N.A. SPA) (A-1)(a)
9,390,000	0.390	09/03/09	9,390,000
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
15,075,000	0.320	09/03/09	15,075,000
Texas State GO VRDN Putters Series 2009-3534 (JPMorgan Chase & Co.) (A-1+)(a)
9,550,000	0.320	09/03/09	9,550,000
Texas State GO VRDN ROCS-RR-II R-11184 Series 2007 (Citibank N.A. SPA) (A-1)(a)
6,215,000	0.290	09/03/09	6,215,000
Texas State TRANS Series 2009 (SP-1+/MIG1)(b)
230,000,000	2.500	08/31/10	234,680,500
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1)(a)
27,500,000	0.390	09/03/09	27,500,000
Texas State Transportation Commission GO VRDN Floaters Series 2005 K15 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
3,790,000	0.290	09/03/09	3,790,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,495,000	0.320	09/03/09	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,335,000	0.320	09/03/09	3,335,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA) (A-1+)(a)
14,395,000	0.320	09/03/09	14,395,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(a)
13,270,000	0.290	09/03/09	13,270,000
Texas Technical University CP Series 2009 A-1 (A-1+/P-1)
10,000,000	0.500	09/01/09	10,000,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1)
6,000,000	0.390	09/03/09	6,000,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.) (VMIG1)(a)
7,000,000	0.270	09/03/09	7,000,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,975,000	0.290	09/03/09	3,975,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
7,841,500	0.300	09/03/09	7,841,500
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
46,755,000	0.150	09/03/09	46,755,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+)
41,285,000	0.190	09/02/09	41,285,000

			$1,047,581,061

Utah – 2.2%

Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
$21,100,000	0.120%	09/01/09	$21,100,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
6,050,000	0.130	09/01/09	6,050,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
49,500,000	0.320	09/03/09	49,500,000
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,000,000	0.350	09/02/09	5,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
54,000,000	0.170	09/03/09	54,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
53,700,000	0.170	09/03/09	53,700,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,580,000	0.180	09/01/09	9,580,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
6,000,000	0.250	09/02/09	6,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,825,000	0.180	09/01/09	13,825,000

			$218,755,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia – 1.4%

Fairfax County GO Bonds Public Improvement Series 2008 A (AAA/Aaa)
$5,730,000	4.500%	04/01/10	$5,858,703
Fairfax County GO Bonds Series 2003 B (AAA/Aaa)
5,000,000	5.000	06/01/10	5,171,389
Fairfax County IDA VRDN RB for Inova Health System Project ROCS-RR-II R-11733 Series 2009 (Citibank N.A. SPA) (A-1+)(a)
6,660,000	0.290	09/03/09	6,660,000
Fairfax County VRDN RB for Inova Health System Project Putters Series 2009-3394 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,495,000	0.320	09/03/09	5,495,000
Fairfax County VRDN RB Putters Series 2008-3166 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,325,000	0.320	09/03/09	2,325,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 C (A-1+/VMIG1)
25,100,000	0.220	09/02/09	25,100,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 E (A-1+/VMIG1)
5,950,000	0.200	09/02/09	5,950,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1)(a)
12,200,000	0.290	09/03/09	12,200,000
University of Virginia VRDN RB General Series 2003 A (A-1+/VMIG1)
4,600,000	0.150	09/02/09	4,600,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,705,000	0.160	09/01/09	3,705,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2008 A (Aa1)
7,000,000	5.000	02/01/10	7,123,742
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,100,000	0.200	09/01/09	2,100,000
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 C (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,000,000	0.200	09/01/09	1,000,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (Bank of America N.A. SPA) (VMIG1)
21,000,000	0.370	09/02/09	21,000,000
Virginia College Building Authority VRDN RB Putters Series 2008-3276 (JPMorgan Chase & Co. SPA) (A-1)(a)
4,695,000	0.320	09/03/09	4,695,000
Virginia Commonwealth University VRDN RB General Series 2006-B (AMBAC) (Wachovia Bank N.A LOC) (A-1+/VMIG1)
11,400,000	0.130	09/01/09	11,400,000
Virginia State GO Bonds Refunding Series 2004 B (AAA/Aaa)
4,000,000	5.000	06/01/10	4,137,111
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (Aa1)
3,000,000	5.000	02/01/10	3,051,099
Virginia State Resources Authority Clean Water RB Refunding Subordinated State Revolving Fund Series 2005 (AAA/Aaa)
4,000,000	5.000	10/01/09	4,009,377
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA) (A-1)(a)
4,000,000	0.360	09/03/09	4,000,000
Virginia State Resources Authority VRDN RB Clean Water Putters Series 2008-3036 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,370,000	0.320	09/03/09	3,370,000

			$142,951,421

Washington – 1.4%

Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$7,995,000	0.320%	09/03/09	$7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,800,000	0.320	09/03/09	4,800,000
Energy Northwest Electric VRDN RB Putters Series 2008-3133 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,120,000	0.320	09/03/09	5,120,000
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
2,325,000	0.190	09/02/09	2,325,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
12,250,000	0.200	09/02/09	12,250,000
King County Sewer System VRDN RB ROCS-RR-II R-11717 Series 2009 (Citibank Bank N.A. SPA) (A-1)(a)
5,650,000	0.290	09/03/09	5,650,000
King County VRDN RB Floater Certificates Series 2008 46C (Wells Fargo Bank N.A. SPA) (VMIG1)
9,940,000	0.270	09/03/09	9,940,000
Washington State GO Bonds Series 2009 C (Aa1)
5,565,000	2.500	02/01/10	5,606,664
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	0.320	09/03/09	4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,035,000	0.320	09/03/09	3,035,000
Washington State GO VRDN Putters Series 2008-3087 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,080,000	0.320	09/03/09	2,080,000
Washington State GO VRDN Putters Series 2008-3132 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,495,000	0.320	09/03/09	7,495,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank & Co.) (A-1+)(a)
9,000,000	0.320	09/03/09	9,000,000
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
17,005,000	0.290	09/03/09	17,005,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (VMIG1)(a)
8,925,000	0.390	09/03/09	8,925,000
Washington State Health Care Facilities Authority VRDN RB Multicare Health System Series 2009 B (Wells Fargo Bank N.A. LOC) (VMIG1)
13,700,000	0.150	09/03/09	13,700,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington – (continued)
Washington State Health Care Facilities Authority VRDN RB Multicare Health System Series 2009 B (Wells Fargo Bank N.A. LOC) (VMIG1) – (continued)

Washington State Health Care Facilities Authority VRDN RB Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo & Co.) (F1+)(a)
$9,990,000	0.270%	09/03/09	$9,990,000
Washington State Health Care Facilities Authority VRDN RB Swedish Health Services, Inc. Series 2009 B (U.S. Bank N.A. LOC) (VMIG1)
14,000,000	0.200	09/02/09	14,000,000

			$143,416,664

West Virginia – 0.1%

Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/P-1)
$11,200,000	0.180%	09/01/09	$11,200,000

Wisconsin – 1.2%

Milwaukee GO Promissory Notes Series 2009 N1 (AA/Aa2)
$26,185,000	2.500%	02/15/10	$26,411,540
Wisconsin State Ascension Health Authority VRDN RB Austin Trust Certificates Series 2008-1155 (Bank of America N. A. SPA) (A-1)(a)
7,600,000	0.390	09/03/09	7,600,000
Wisconsin State Health & Educational Facilities Authority Ministry Health Care, Inc. CP Series 2009 (U.S. Bank N.A. LOC) (A-1)
12,000,000	0.400	11/02/09	12,000,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2003 B (FSA) (A-1)
20,000,000	0.550	09/01/09	20,000,000
18,000,000	0.550	09/09/09	18,000,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2009 (FSA) (A-1)
27,475,000	0.550	09/01/09	27,475,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
4,840,000	0.230	09/03/09	4,840,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 B (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
7,500,000	0.230	09/03/09	7,500,000

			$123,826,540

TOTAL INVESTMENTS – 102.1%			$10,305,179,512

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%			(215,407,962)

NET ASSETS – 100.0%			$10,089,771,550

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At August 31, 2009, these securities amounted to $2,198,450,000 or approximately 21.8% of net assets.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security Ratings are obtained from Standard & Poor’s/Moody’s Investor Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BANS	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IHC	—	Intermountain Health Care
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
TRS	—	Teacher’s Retirement System
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations – 102.2%

United States Treasury Bills
$68,900,000	0.050%	09/03/09	$68,899,809
43,700,000	0.115	09/03/09	43,699,721
2,184,200,000	0.145	09/03/09	2,184,182,405
181,000,000	0.135	09/10/09	180,993,891
417,000,000	0.140	09/10/09	416,985,405
661,300,000	0.150	09/10/09	661,275,201
420,900,000	0.125	09/17/09	420,876,617
342,000,000	0.110	09/24/09	341,975,965
73,000,000	0.160	10/01/09	72,990,267
42,900,000	0.170	10/01/09	42,893,922
985,000,000	0.175	10/01/09	984,856,354
2,683,000,000	0.180	10/01/09	2,682,597,550
226,000,000	0.095	10/08/09	225,977,934
473,000,000	0.100	10/08/09	472,951,386
500,000,000	0.180	10/08/09	499,907,500
3,432,000,000	0.185	10/08/09	3,431,347,443
215,000,000	0.150	10/15/09	214,960,583
318,000,000	0.160	10/15/09	317,937,813
100,000,000	0.180	10/15/09	99,978,000
117,000,000	0.185	10/15/09	116,973,545
973,000,000	0.155	10/22/09	972,786,345
84,000,000	0.185	10/22/09	83,977,985
489,000,000	0.130	10/29/09	488,897,582
45,200,000	0.155	10/29/09	45,188,713
995,000,000	0.170	10/29/09	994,727,481
231,300,000	0.150	11/12/09	231,230,610
339,000,000	0.170	11/12/09	338,884,740
380,000,000	0.175	11/12/09	379,867,000
22,600,000	0.150	11/19/09	22,592,561
110,700,000	0.160	11/19/09	110,661,132
107,000,000	0.190	11/19/09	106,955,387
48,000,000	0.265	11/19/09	47,972,087
288,000,000	0.295	11/19/09	287,813,560
179,000,000	0.300	11/19/09	178,882,158
77,000,000	0.245	12/17/09	76,943,929
240,000,000	0.300	12/17/09	239,786,000
100,000,000	0.305	12/17/09	99,909,347
96,000,000	0.315	12/17/09	95,910,120
667,000,000	0.350	12/31/09	666,215,349
481,000,000	0.280	01/14/10	480,494,950
611,680,000	0.275	01/28/10	610,983,789
452,000,000	0.240 (a)	03/04/10	451,451,573
10,000,000	0.495	04/01/10	9,970,850
72,245,000	0.400	06/17/10	72,013,013
166,000,000	0.410	06/17/10	165,453,629
41,000,000	0.415	06/17/10	40,863,407
143,000,000	0.430	06/17/10	142,506,372

United States Treasury Note
192,000,000	3.375	10/15/09	192,748,000

TOTAL INVESTMENTS – 102.2%			$21,117,948,980

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.2)%			(452,882,618)

NET ASSETS – 100.0%			$20,665,066,362

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations – 48.5%

United States Treasury Bills
$38,000,000	0.160%	10/01/09	$37,994,933
283,000,000	0.175	10/01/09	282,958,729
1,054,000,000	0.180	10/01/09	1,053,841,900
71,000,000	0.180	10/08/09	70,986,865
2,060,000,000	0.185	10/08/09	2,059,608,314
70,000,000	0.190	10/08/09	69,986,330
105,000,000	0.180	10/15/09	104,976,900
105,000,000	0.185	10/15/09	104,976,258
76,000,000	0.185	10/22/09	75,980,082
1,925,000,000	0.145	10/29/09	1,924,550,299
245,000,000	0.170	11/12/09	244,916,700
215,000,000	0.175	11/12/09	214,924,750
83,000,000	0.165	11/19/09	82,969,947
126,000,000	0.190	11/19/09	125,947,465
29,000,000	0.265	11/19/09	28,983,136
197,000,000	0.295	11/19/09	196,872,470
210,000,000	0.300	11/19/09	209,861,750
68,000,000	0.245	12/17/09	67,950,483
145,000,000	0.300	12/17/09	144,870,708
101,000,000	0.305	12/17/09	100,908,441
58,000,000	0.315	12/17/09	57,945,697
33,000,000	0.265	01/21/10	32,965,506
22,000,000	0.270	01/21/10	21,976,570
188,000,000	0.240 (a)	03/04/10	187,771,893
40,000,000	0.470	04/01/10	39,889,289
132,000,000	0.495	04/01/10	131,615,220
162,000,000	0.500	04/01/10	161,523,000
161,000,000	0.415	06/10/10	160,476,616
188,000,000	0.435	06/10/10	187,359,390
588,000,000	0.445	06/10/10	585,950,330
193,000,000	0.450	06/10/10	192,319,675
408,000,000	0.400	06/17/10	406,689,867
217,000,000	0.410	06/17/10	216,285,769
53,000,000	0.415	06/17/10	52,823,429
80,000,000	0.425	06/17/10	79,727,056
183,000,000	0.430	06/17/10	182,368,294
380,000,000	0.442	06/17/10	378,650,129
United States Treasury Note
137,000,000	6.500	02/15/10	140,561,562

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$10,420,965,752

Repurchase Agreements(b) – 52.4%

Joint Repurchase Agreement Account I
$10,874,900,000	0.209%	09/01/09	$10,874,900,000
Maturity Value: $10,874,963,135
HSBC Securities (USA), Inc.
400,000,000	0.200	09/01/09	400,000,000
Maturity Value: $400,002,222

Collateralized by U.S. Treasury Bonds, 5.250% to 6.625%, due 02/15/27 to 02/15/29 and U.S. Treasury Notes, 2.750% to 3.125%, due 07/31/10 to 08/31/13. The aggregate market value of the collateral, including accrued interest, was $408,003,096.

TOTAL REPURCHASE AGREEMENTS			$11,274,900,000

TOTAL INVESTMENTS – 100.9%			$21,695,865,752

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%			(192,822,411)

NET ASSETS – 100.0%			$21,503,043,341

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Unless noted, all repurchase agreements were entered into on August 31, 2009. Additional information on Joint Repurchase Agreement Account I appears on page 42.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)
August 31, 2009

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I — At August 31, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Fund	Principal Amount

Government	$141,000,000

Money Market	38,500,000

Prime Obligations	28,100,000

Treasury Obligations	10,874,900,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,200,000,000	0.20%	09/01/09	$1,200,006,667

Barclays Capital, Inc.	1,406,300,000	0.22	09/01/09	1,406,308,594

Citigroup Global Markets, Inc.	1,000,000,000	0.20	09/01/09	1,000,005,556

Credit Suisse Securities (USA) LLC	2,000,000,000	0.20	09/01/09	2,000,011,111

JPMorgan Securities	3,500,000,000	0.22	09/01/09	3,500,021,389

Morgan Stanley & Co.	700,000,000	0.20	09/01/09	700,003,889

RBS Securities, Inc.	1,500,000,000	0.20	09/01/09	1,500,008,333

TOTAL				$11,306,365,539

At August 31, 2009, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bonds, 4.250% to 6.875%, due 08/15/25 to 05/15/39; U.S. Treasury Inflation Protected Securities, 1.875% to 2.000%, due 04/15/12 to 07/15/15; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 09/15/09 to 02/15/38; U.S. Treasury Notes, 0.875% to 11.750%, due 02/15/10 to 08/15/19 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/09 to 02/15/23. The aggregate market value of the collateral, including accrued interest, was $11,532,438,224.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

Joint Repurchase Agreement Account II — At August 31, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Government	$25,574,100,000

Money Market	5,999,100,000

Prime Obligations	10,321,800,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,850,000,000	0.22%	09/01/09	$3,850,023,528

Barclays Capital, Inc.	11,999,900,000	0.22	09/01/09	11,999,973,333

Citigroup Global Markets, Inc.	8,000,000,000	0.21	09/01/09	8,000,046,667

Credit Suisse Securities (USA) LLC	2,450,000,000	0.22	09/01/09	2,450,014,972

Deutsche Bank Securities, Inc.	3,100,000,000	0.22	09/01/09	3,100,018,944

JPMorgan Securities	4,150,000,000	0.21	09/01/09	4,150,024,208

Merrill Lynch & Co., Inc.	950,000,000	0.22	09/01/09	950,005,806

Morgan Stanley & Co.	6,700,000,000	0.22	09/01/09	6,700,040,944

RBS Securities, Inc.	500,000,000	0.22	09/01/09	500,003,056

UBS Securities LLC	1,650,000,000	0.21	09/01/09	1,650,009,625

Wachovia Capital Markets	550,000,000	0.22	09/01/09	550,003,361

TOTAL				$43,900,164,444

At August 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.625% to 7.350%, due 12/06/10 to 08/03/37; Federal Farm Credit Bank Principal-Only Stripped Security, 0.000%, due 12/16/15; Federal Home Loan Bank, 0.000% to 8.290%, due 09/15/09 to 06/12/37; Federal Home Loan Mortgage Corp., 0.000% to 15.000%, due 09/14/09 to 08/01/39; Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities, 0.000%, due 07/15/12 to 03/15/25; Federal National Mortgage Association, 0.000% to 16.000%, due 09/01/09 to 07/01/49; Federal National Mortgage Association Interest-Only Stripped Securities, 0.000%, due 11/15/10 to 10/08/27; Government National Mortgage Association, 3.500% to 7.000%, due 02/15/18 to 08/20/39; Tennessee Valley Authority Interest-Only Stripped Security, 0.000%, due 11/01/10; U.S. Treasury Bill, 0.000%, due 09/24/09; U.S. Treasury Inflation Protected Securities, 1.375% to 2.625%, due 01/15/15 to 07/15/19; and U.S. Treasury Notes, 3.500% to 4.625%, due 11/15/09 to 11/15/18. The aggregate market value of the collateral, including accrued interest, was $44,990,900,182.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities
August 31, 2009

	Federal	Government
	Fund	Fund

Assets:

Investments in securities, at value based on amortized cost—unaffiliated issuers	$23,175,318,745	$30,154,246,746
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	—	29,885,100,000
Repurchase agreements, at value based on amortized cost—affiliated issuers	—	1,350,000,000
Cash	15,887	95,609
Receivables:
Interest	9,405,259	10,962,562
Fund shares sold	437,935	212,693
Other assets	244,663	460,636

Total assets	23,185,422,489	61,401,078,246

Liabilities:

Due to Custodian	—	—
Payables:
Investment securities purchased	399,514,667	1,652,332,734
Amounts owed to affiliates	3,949,001	9,074,780
Fund shares redeemed	—	47,037
Dividend distribution	585,359	4,359,290
Accrued expenses	489,627	1,601,654

Total liabilities	404,538,654	1,667,415,495

Net Assets:

Paid-in capital	22,779,559,810	59,727,022,242
Undistributed net investment income	338,186	974,666
Accumulated net realized gain (loss) from investments	985,839	5,665,843

NET ASSETS	$22,780,883,835	$59,733,662,751

Net asset value, offering and redemption price per share	$1.00	$1.00

Net Assets:
FST Shares	$20,069,800,907	$51,896,719,896
FST Select Shares	256,462,985	2,218,312,203
FST Preferred Shares	511,911,251	873,241,468
FST Capital Shares	157,720,798	1,022,472,387
FST Administration Shares	897,619,851	3,217,352,893
FST Service Shares	887,368,043	505,563,904

Total Net Assets	$22,780,883,835	$59,733,662,751

Shares outstanding $0.001 par value (unlimited shares authorized):
FST Shares	20,068,634,465	51,890,944,841
FST Select Shares	256,448,079	2,218,065,120
FST Preferred Shares	511,881,497	873,144,296
FST Capital Shares	157,711,630	1,022,359,808
FST Administration Shares	897,567,676	3,216,995,092
FST Service Shares	887,316,463	505,507,621

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Money	Prime	Tax-Free	Treasury	Treasury
Market	Obligations	Money Market	Instruments	Obligations
Fund	Fund	Fund	Fund	Fund

$16,906,068,913	$24,770,782,082	$10,305,179,512	$21,117,948,980	$10,420,965,752
6,562,600,000	11,889,900,000	—	—	11,274,900,000
500,000,000	844,100,000	—	—	—
—	—	20,834,655	50,104	1,835

13,951,132	15,678,709	18,081,796	2,460,664	433,531
4,663,817	812,997	732,735	6,411	—
499,741	1,161,199	272,288	377,291	—

23,987,783,603	37,522,434,987	10,345,100,986	21,120,843,450	21,696,301,118

296,964	364,026	—	—	—

—	—	252,371,173	451,451,573	187,771,893
3,534,647	5,334,097	1,448,147	3,647,038	3,627,724
9,074,621	2,951,227	394,891	335,939	60,422
1,085,910	2,274,473	438,624	120,238	814,120
695,255	1,407,182	676,601	222,300	983,618

14,687,397	12,331,005	255,329,436	455,777,088	193,257,777

23,971,490,840	37,509,215,777	10,088,850,686	20,663,092,098	21,497,731,468
1,605,366	7,335,312	—	1,235,189	1,654,032
—	(6,447,107)	920,864	739,075	3,657,841

$23,973,096,206	$37,510,103,982	$10,089,771,550	$20,665,066,362	$21,503,043,341

$1.00	$1.00	$1.00	$1.00	$1.00

$21,878,982,541	$30,756,776,484	$9,416,369,928	$18,393,880,739	$16,942,168,269
42,777,728	99,249,046	85,670,360	173,590,476	670,027,904
87,673,035	1,226,201,047	45,223,115	321,167,556	304,897,375
76,008,495	568,066,007	162,752,210	65,817,417	330,367,420
1,415,174,806	3,986,524,101	308,304,604	1,476,015,174	2,196,762,239
472,479,601	873,287,297	71,451,333	234,595,000	1,058,820,134

$23,973,096,206	$37,510,103,982	$10,089,771,550	$20,665,066,362	$21,503,043,341

21,877,510,462	30,756,043,090	9,415,463,829	18,392,123,457	16,937,983,076
42,774,848	99,246,680	85,661,141	173,573,892	669,862,393
87,667,133	1,226,171,809	45,218,762	321,136,872	304,822,056
76,003,378	568,052,461	162,736,608	65,811,129	330,285,808
1,415,078,523	3,986,429,028	308,274,907	1,475,874,160	2,196,219,565
472,447,791	873,266,473	71,444,485	234,572,588	1,058,558,570

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Operations

	Federal Fund
	For the Period	For the
	January 1, 2009 to	Fiscal Year Ended
	August 31, 2009*	December 31, 2008

Investment income:

Interest income—from unaffiliated issuers	$105,228,816	$558,861,672
Interest income—from affiliated issuers	—	—

Total investment income	105,228,816	558,861,672

Expenses:

Fund-Level Expenses:
Management fees	40,595,539	44,896,438
U.S. Treasury Temporary Guarantee Program fees	3,263,417	2,299,113
Transfer Agent fees	1,980,260	2,706,640
Custody and accounting fees	882,472	1,066,327
Registration fees	632,768	295,338
Professional fees	77,368	77,961
Printing fees	65,438	89,091
Trustee fees	11,500	15,689
Other	295,167	237,034

Subtotal	47,803,929	51,683,631
Class Specific Expenses:
FST Service Share fees	3,738,668	5,280,366
FST Administration Share fees	1,981,629	2,407,043
FST Preferred Share fees	370,260	373,164
FST Capital Share fees	126,448	36,504
FST Select Share fees	22,780	16,400

Total expenses	54,043,714	59,797,108
Less—expense reductions	(6,547,726)	(5,887,208)

Net expenses	47,495,988	53,909,900

NET INVESTMENT INCOME	$57,732,828	$504,951,772

Net realized gain (loss) from investment transactions	7,179,362	6,424,870

Payment by affiliate relating to certain investment transaction	—	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,912,190	$511,376,642

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Government Fund		Money Market Fund		Prime Obligations Fund
For the Period	For the	For the Period	For the	For the Period	For the
January 1, 2009 to	Fiscal Year Ended	January 1, 2009 to	Fiscal Year Ended	January 1, 2009 to	Fiscal Year Ended
August 31, 2009*	December 31, 2008	August 31, 2009*	December 31, 2008	August 31, 2009*	December 31, 2008

$233,514,926	$623,139,281	$117,402,801	$680,416,970	$165,826,612	$1,436,494,051
3,902,836	9,923,067	1,211,208	7,423,719	1,228,792	9,248,554

237,417,762	633,062,348	118,614,009	687,840,689	167,055,404	1,445,742,605

89,536,494	54,364,217	31,802,714	48,052,598	47,290,828	102,032,819
4,144,432	2,919,795	5,986,814	2,129,821	16,248,159	6,056,125
4,367,599	3,164,269	1,551,344	2,980,700	2,306,857	6,397,960
2,090,054	1,290,118	765,461	1,196,343	1,097,584	2,428,583
1,867,943	210,510	245,876	199,507	436,158	330,331
78,728	74,073	78,420	78,320	85,681	76,891
97,270	92,231	43,137	100,997	48,190	162,012
11,500	15,689	11,500	15,689	11,500	15,689
312,289	293,509	1,018,822	837,106	564,227	712,602

102,506,309	62,424,411	41,504,088	55,591,081	68,089,184	118,213,012

2,156,637	2,452,494	1,682,402	3,479,555	3,646,294	8,706,699
6,387,315	6,257,304	2,030,677	2,103,330	7,133,297	11,845,540
566,343	740,761	62,421	134,094	831,349	1,650,275
1,188,219	1,108,610	60,896	61,267	668,889	1,436,472
366,304	283,177	7,209	26,733	16,525	84,902

113,171,127	73,266,757	45,347,693	61,396,060	80,385,538	141,936,900
(20,453,751)	(12,268,050)	(7,430,167)	(11,112,567)	(11,525,908)	(23,707,395)

92,717,376	60,998,707	37,917,526	50,283,493	68,859,630	118,229,505

$144,700,386	$572,063,641	$80,696,483	$637,557,196	$98,195,774	$1,327,513,100

26,168,569	32,246,331	3,457,635	(2,642,218)	9,507,514	(114,800,827)

—	—	—	—	—	100,000,000

$170,868,955	$604,309,972	$84,154,118	$634,914,978	$107,703,288	$1,312,712,273

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Operations

	Tax-Free Money Market Fund
	For the Period	For the
	January 1, 2009 to	Fiscal Year Ended
	August 31, 2009*	December 31, 2008

Investment income:

Interest income—from unaffiliated issuers	$42,404,387	$247,532,452
Interest income—from affiliated issuers	—	—

Total investment income	42,404,387	247,532,452

Expenses:

Fund-Level Expenses:
Management fees	14,413,638	23,726,135
U.S. Treasury Temporary Guarantee Program fees	3,110,651	1,167,563
Transfer Agent fees	703,091	1,443,428
Custody and accounting fees	426,098	1,450,011
Registration fees	143,033	118,315
Professional fees	85,024	119,110
Printing fees	37,059	72,217
Trustee fees	11,500	15,689
Other	229,509	216,660

Subtotal	19,159,603	28,329,128
Class Specific Expenses:
FST Administration Share fees	679,080	1,660,709
FST Service Share fees	543,040	1,580,164
FST Capital Share fees	219,538	431,446
FST Preferred Share fees	35,645	159,350
FST Select Share fees	12,642	15,335

Total expenses	20,649,548	32,176,132
Less—expense reductions	(3,323,062)	(7,129,750)

Net expenses	17,326,486	25,046,382

NET INVESTMENT INCOME	$25,077,901	$222,486,070

Net realized gain from investment transactions	1,000,995	555,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,078,896	$223,041,859

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Treasury Instruments Fund		Treasury Obligations Fund
For the Period	For the	For the Period	For the
January 1, 2009 to	Fiscal Year Ended	January 1, 2009 to	Fiscal Year Ended
August 31, 2009*	December 31, 2008	August 31, 2009*	December 31, 2008

$44,223,592	$303,625,971	$42,492,656	$283,521,060
—	—	—	1,363,246

44,223,592	303,625,971	42,492,656	284,884,306

37,323,153	48,051,508	31,798,050	33,269,308
—	2,642,814	—	1,762,641
1,813,437	2,756,845	1,551,114	2,022,932
905,237	1,143,700	783,358	853,508
883,425	231,397	530,448	92,709
101,058	72,032	111,031	71,916
63,088	83,712	50,174	79,423
11,500	15,689	11,500	15,689
184,714	190,796	339,787	303,123

41,285,612	55,188,493	35,175,462	38,471,249

3,312,531	7,466,801	4,918,339	6,562,892
1,421,641	3,313,127	3,827,824	7,716,984
76,894	161,829	413,441	455,624
208,242	411,800	200,453	245,756
36,309	18,447	47,596	5,110

46,341,229	66,560,497	44,583,115	53,457,615
(7,527,400)	(6,194,992)	(7,638,562)	(4,944,355)

38,813,829	60,365,505	36,944,553	48,513,260

$5,409,763	$243,260,466	$5,548,103	$236,371,046

10,309,376	70,239,515	22,778,788	7,560,120

$15,719,139	$313,499,981	$28,326,891	$243,931,166

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Fund
	For the Period	For the	For the
	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

From operations:

Net investment income	$57,732,828	$504,951,772	$551,410,750
Net realized gain (loss) from investment transactions	7,179,362	6,424,870	935,224

Net increase in net assets resulting from operations	64,912,190	511,376,642	552,345,974

Distributions to shareholders:

From net investment income:
FST Shares	(55,977,760)	(455,548,376)	(481,656,463)
FST Select Shares	(182,634)	(1,260,815)	(62)
FST Preferred Shares	(711,833)	(8,631,884)	(7,967,752)
FST Capital Shares	(77,666)	(480,119)	(273,503)
FST Administration Shares	(782,935)	(19,286,914)	(30,990,154)
FST Service Shares	—	(19,743,664)	(31,124,208)

From net realized gains:
FST Shares	(5,848,391)	(5,405,109)	—
FST Select Shares	(24,639)	(15,066)	—
FST Preferred Shares	(121,284)	(96,805)	—
FST Capital Shares	(28,704)	(8,435)	—
FST Administration Shares	(266,862)	(273,165)	—
FST Service Shares	(247,486)	(282,447)	—

Total distributions to shareholders	(64,270,194)	(511,032,799)	(552,012,142)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	71,578,933,218	116,586,733,084	49,213,027,669
Reinvestment of distributions	49,648,242	418,589,268	464,762,629
Cost of shares redeemed	(83,453,479,514)	(99,331,054,440)	(42,983,182,698)

Net increase (decrease) in net assets resulting from share transactions	(11,824,898,054)	17,674,267,912	6,694,607,600

NET INCREASE (DECREASE)	(11,824,256,058)	17,674,611,755	6,694,941,432

Net assets:

Beginning of period	34,605,139,893	16,930,528,138	10,235,586,706

End of period	$22,780,883,835	$34,605,139,893	$16,930,528,138

Undistributed net investment income	$338,186	$338,186	$338,186

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Government Fund			Money Market Fund
For the Period	For the	For the	For the Period	For the	For the
January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
August 31, 2009*	December 31, 2008	December 31, 2007	August 31, 2009*	December 31, 2008	December 31, 2007

$144,700,386	$572,063,641	$413,135,535	$80,696,483	$637,557,196	$940,918,203
26,168,569	32,246,331	(4,479)	3,457,635	(2,642,218)	(6,860)

170,868,955	604,309,972	413,131,056	84,154,118	634,914,978	940,911,343

(134,603,209)	(457,814,607)	(278,099,004)	(77,737,720)	(591,297,803)	(867,258,529)
(3,612,545)	(21,069,146)	(9,838,170)	(144,107)	(2,485,877)	(6,439,110)
(1,467,837)	(16,862,397)	(20,161,843)	(288,565)	(3,678,008)	(5,181,853)
(1,791,486)	(15,886,153)	(19,379,310)	(155,269)	(1,045,447)	(894,696)
(3,225,309)	(51,375,415)	(66,682,891)	(1,858,811)	(20,921,327)	(33,259,292)
—	(9,055,923)	(18,969,838)	(512,011)	(15,486,516)	(27,877,864)

(29,515,660)	(15,193,030)	—	(1,678,802)	—	—
(889,653)	(387,283)	—	(2,286)	—	—
(445,122)	(309,031)	—	(6,953)	—	—
(651,412)	(419,528)	—	(4,716)	—	—
(2,030,160)	(1,352,923)	—	(112,950)	—	—
(356,460)	(218,665)	—	(37,835)	—	—

(178,588,853)	(589,944,101)	(413,131,056)	(82,540,025)	(634,914,978)	(940,911,344)

247,795,009,026	220,115,862,932	65,777,621,848	105,488,222,804	160,213,384,096	118,791,667,426
98,830,513	298,483,724	191,892,915	59,432,669	367,425,033	572,169,760
(245,161,652,880)	(177,117,234,724)	(57,535,124,292)	(101,353,012,736)	(164,925,882,658)	(110,395,351,888)

2,732,186,659	43,297,111,932	8,434,390,471	4,194,642,737	(4,345,073,529)	8,968,485,298

2,724,466,761	43,311,477,803	8,434,390,471	4,196,256,830	(4,345,073,529)	8,968,485,297

57,009,195,990	13,697,718,187	5,263,327,716	19,776,839,376	24,121,912,905	15,153,427,608

$59,733,662,751	$57,009,195,990	$13,697,718,187	$23,973,096,206	$19,776,839,376	$24,121,912,905

$974,666	$974,666	$974,666	$1,605,366	$2,815,814	$173,596

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Prime Obligations Fund
	For the Period	For the	For the
	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

From operations:

Net investment income	$98,195,774	$1,327,513,100	$1,838,606,996
Net realized gain (loss) from investment transactions	9,507,514	(114,800,827)	47,553
Payment by affiliate relating to certain investment transactions	—	100,000,000	—

Net increase in net assets resulting from operations	107,703,288	1,312,712,273	1,838,654,549

Distributions to shareholders:

From net investment income:
FST Shares	(84,330,843)	(1,096,404,359)	(1,387,265,745)
FST Select Shares	(257,816)	(7,822,892)	(19,267,251)
FST Preferred Shares	(3,278,308)	(41,721,735)	(62,212,662)
FST Capital Shares	(1,621,813)	(23,599,227)	(34,581,112)
FST Administration Shares	(6,836,786)	(115,102,019)	(252,920,511)
FST Service Shares	(836,251)	(37,709,073)	(82,407,266)

From net realized gains:
FST Shares	—	—	—
FST Select Shares	—	—	—
FST Preferred Shares	—	—	—
FST Capital Shares	—	—	—
FST Administration Shares	—	—	—
FST Service Shares	—	—	—

Total distributions to shareholders	(97,161,817)	(1,322,359,305)	(1,838,654,547)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	153,178,348,911	353,293,122,864	299,125,985,950
Reinvestment of distributions	38,035,058	441,214,406	642,325,029
Cost of shares redeemed	(148,651,885,869)	(367,185,329,610)	(280,452,495,953)

Net increase (decrease) in net assets resulting from share transactions	4,564,498,100	(13,450,992,340)	19,315,815,026

NET INCREASE (DECREASE)	4,575,039,571	(13,460,639,372)	19,315,815,028

Net assets:

Beginning of period	32,935,064,411	46,395,703,783	27,079,888,755

End of period	$37,510,103,982	$32,935,064,411	$46,395,703,783

Undistributed net investment income	$7,335,312	$6,301,355	$1,147,560

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Tax-Free Money Market Fund			Treasury Instruments Fund
For the Period	For the	For the	For the Period	For the	For the
January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
August 31, 2009*	December 31, 2008	December 31, 2007	August 31, 2009*	December 31, 2008	December 31, 2007

$25,077,901	$222,486,070	$315,655,533	$5,409,763	$243,260,466	$211,627,056
1,000,995	555,789	1,718,355	10,309,376	70,239,515	7,095,850
—	—	—	—	—	—

26,078,896	223,041,859	317,373,888	15,719,139	313,499,981	218,722,906

(24,075,811)	(196,975,638)	(275,586,540)	(5,405,155)	(202,660,734)	(152,781,216)
(138,485)	(1,009,573)	(2,077,489)	(4,608)	(615,484)	(1,468,710)
(105,864)	(2,971,334)	(5,341,212)	—	(4,738,432)	(6,563,168)
(351,761)	(5,282,301)	(6,671,994)	—	(682,617)	(572,309)
(374,979)	(11,472,694)	(18,671,308)	—	(28,977,214)	(39,893,023)
(31,025)	(4,774,530)	(7,306,990)	—	(5,585,985)	(10,348,630)

—	(1,278,622)	(801,636)	(18,856,496)	(49,214,094)	(4,479,746)
—	(5,181)	(5,806)	(120,062)	(152,795)	(32,470)
—	(12,127)	(20,915)	(231,620)	(875,864)	(187,218)
—	(38,562)	(26,396)	(59,197)	(312,628)	(9,879)
—	(44,166)	(60,924)	(1,589,561)	(6,555,921)	(1,017,035)
—	(33,405)	(26,511)	(335,766)	(1,368,327)	(333,819)

(25,077,925)	(223,898,133)	(316,597,721)	(26,602,465)	(301,740,095)	(217,687,223)

19,307,931,291	53,482,338,331	60,132,779,450	33,745,614,688	136,939,196,109	45,309,918,175
18,946,839	152,563,776	201,833,954	19,857,585	206,267,487	90,592,459
(19,955,423,598)	(53,686,012,030)	(57,156,471,612)	(50,042,475,454)	(111,967,016,159)	(36,847,590,116)

(628,545,468)	(51,109,923)	3,178,141,792	(16,277,003,181)	25,178,447,437	8,552,920,518

(627,544,497)	(51,966,197)	3,178,917,959	(16,287,886,507)	25,190,207,323	8,553,956,201

10,717,316,047	10,769,282,244	7,590,364,285	36,952,952,869	11,762,745,546	3,208,789,345

$10,089,771,550	$10,717,316,047	$10,769,282,244	$20,665,066,362	$36,952,952,869	$11,762,745,546

$—	$—	$—	$1,235,189	$1,187,938	$1,097,704

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Treasury Obligations Fund
	For the Period	For the	For the
	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

From operations:

Net investment income	$5,548,103	$236,371,046	$444,557,906
Net realized gain from investment transactions	22,778,788	7,560,120	2,159,783

Net increase in net assets resulting from operations	28,326,891	243,931,166	446,717,689

Distributions to shareholders:

From net investment income:
FST Shares	(5,548,103)	(173,788,449)	(239,326,819)
FST Select Shares	—	(71,214)	(45,904)
FST Preferred Shares	—	(3,576,007)	(7,636,468)
FST Capital Shares	—	(3,941,099)	(8,737,053)
FST Administration Shares	—	(36,977,912)	(123,424,082)
FST Service Shares	—	(18,016,365)	(65,939,106)

From net realized gains:
FST Shares	(16,253,523)	(4,462,424)	—
FST Select Shares	(167,543)	(16,681)	—
FST Preferred Shares	(262,204)	(96,874)	—
FST Capital Shares	(374,926)	(140,157)	—
FST Administration Shares	(2,568,365)	(747,149)	—
FST Service Shares	(1,032,580)	(512,866)	—

Total distributions to shareholders	(26,207,244)	(242,347,197)	(445,109,432)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	95,529,181,255	110,129,345,005	64,096,925,371
Reinvestment of distributions	10,339,103	147,912,604	225,758,735
Cost of shares redeemed	(90,042,631,001)	(111,517,640,087)	(53,979,112,783)

Net increase (decrease) in net assets resulting from share transactions	5,496,889,357	(1,240,382,478)	10,343,571,323

NET INCREASE (DECREASE)	5,499,009,004	(1,238,798,509)	10,345,179,580

Net assets:

Beginning of period	16,004,034,337	17,242,832,846	6,897,653,266

End of period	$21,503,043,341	$16,004,034,337	$17,242,832,846

Undistributed net investment income	$1,654,032	$1,608,257	$1,608,257

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements
August 31, 2009

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/Non-Diversified

Federal, Government, Money Market, Prime Obligations, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration and FST Service	Diversified

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax.
Goldman, Sachs & Co. (“Goldman Sachs” or the “Distributor”) serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs serves as investment adviser to the Funds pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds.
The Funds changed their fiscal year end from December 31 to August 31. GSAM has agreed to reimburse the Funds for any costs associated with changing the Funds’ fiscal year ends.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — It is the Funds’ policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
August 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Security and Fund Share Transactions, and Interest Income — Security and fund share transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of settled shares of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds. Long-term capital gain distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. The source of the Funds’ distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Financial statements are adjusted for permanent book/tax differences to reflect the appropriate tax character and are not adjusted for temporary differences.
The tax character of distributions paid during the fiscal period ended August 31, 2009 was as follows:

			Money	Prime	Tax-Free	Treasury	Treasury
	Federal	Government	Market	Obligations	Money Market	Instruments	Obligations

Distributions paid from:
Ordinary Income	$64,270,194	$178,115,991	$82,378,825	$97,161,817	$—	$26,602,465	$26,207,244
Net long-term capital gains	—	472,862	161,200	—	—	—	—
Tax-Exempt Income	—	—	—	—	25,077,925	—	—

Total distributions	$64,270,194	$178,588,853	$82,540,025	$97,161,817	$25,077,925	$26,602,465	$26,207,244

The tax character of distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007 were ordinary income for the Federal, Government, Money Market, Prime Obligations, Treasury Instruments and Treasury Obligations Funds. For the Tax-Free Money Market Fund the tax character of distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007 was tax-exempt income, ordinary income and net long term capital gains of $222,359,295, $871,701 and $667,137; and $315,655,533, $471,094 and $471,094, respectively.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of August 31, 2009, the components of accumulated earnings on a tax basis were as follows:

			Money	Prime	Tax-Free	Treasury	Treasury
	Federal	Government	Market	Obligations	Money Market	Instruments	Obligations

Undistributed ordinary income — net	$1,909,384	$10,999,799	$2,691,276	$9,609,785	$425,981	$2,094,502	$6,125,993
Undistributed Tax Exempt Income — net	—	—	—	—	438,624	—	—
Undistributed long-term capital gains	—	—	—	—	494,883	—	—

Total undistributed earnings	$1,909,384	$10,999,799	$2,691,276	$9,609,785	$1,359,488	$2,094,502	$6,125,993

Capital loss carryforward:[1] Expiring 2016	—	—	—	(6,447,107)	—	—	—
Timing differences (Dividend payable)	(585,359)	(4,359,290)	(1,085,910)	(2,274,473)	(438,624)	(120,238)	(814,120)

Total accumulated earnings — net	$1,324,025	$6,640,509	$1,605,366	$888,205	$920,864	$1,974,264	$5,311,873

[1]	Expiration occurs on August 31 of the year indicated. The Money Market and the Prime Obligations Fund utilized $2,824,541 and $9,507,514, of capital losses in the current fiscal period, respectively.

The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.
In order to present certain components of the Funds’ capital accounts on a tax basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the NAV of the Funds. Reclassifications result primarily from dividend redesignations and differences related to the tax treatment of inflation protected securities.

		Accumulated
		undistributed
		(distributions in
		excess of) net
	Accumulated net	investment
Fund	realized gain (loss)	income

Money Market	$1,210,448	$(1,210,448)

Tax-Free Money Market	(24)	24

Treasury Instruments	(47,251)	47,251

Treasury Obligations	(45,775)	45,775

GSAM has reviewed the tax positions for the Funds for the open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
August 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Forward Commitment Transactions — The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

F. Repurchase Agreements — Certain Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. AGREEMENTS

The Fund Contractual Fee table on the following page summarizes relevant contractual fee arrangements.

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Distribution Agreement — Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.

C. Service Plans — The Trust, on behalf of each Fund, has adopted Service Plans to allow FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of the FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

3. AGREEMENTS (continued)

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services are calculated daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

E. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding management fees, transfer agent fees and expenses, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of each Fund’s average daily net assets. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a further reduction in the Funds’ expenses.

F. Total Fund Expenses

Fund Contractual Fees
The contractual annualized rates for each of the Funds are as follows:

	FST	FST Select	FST Preferred	FST Capital	FST Administration	FST Service
	Shares	Shares	Shares	Shares	Shares	Shares

Management Fee	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%
Service Fees	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01

N/A - Reflects fees that are not applicable to respective share classes.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
August 31, 2009

3. AGREEMENTS (continued)

Fund Effective Net Expenses (After waivers and reimbursements)

During the period, GSAM has voluntarily agreed to waive a portion of its management fee attributable to certain Funds. Additionally, Goldman Sachs, as Distributor and Transfer Agent, has voluntarily agreed to waive all or a portion of its respective Class-Specific fees (consisting of Service Plans fees) attributable to the applicable share classes and transfer agency fees attributable to the Funds. The following tables outline; i) such fees, net of waivers, ii) Other Expenses, net of reimbursements and custodian fee credit reductions, in order to determine each Fund’s net annualized expenses for the periods stated. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Ratio of net expenses to average net assets for the period						Ratio of net expenses to average net assets for the
	January 1, 2009 to August 31, 2009[1]						fiscal year ended December 31, 2008
		FST	FST	FST	FST	FST		FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Service	FST	Select	Preferred	Capital	Administration	Service
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Federal
Management Fee*	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Service Fees	N/A	0.03	0.10	0.15	0.23	0.32	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02

Net Expenses	0.21	0.24	0.31	0.36	0.44	0.53	0.21	0.24	0.31	0.36	0.46	0.71

Government
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.39	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02

Net Expenses	0.19	0.22	0.29	0.34	0.43	0.58	0.19	0.22	0.29	0.34	0.44	0.69

Money Market
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.41	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.04	0.04	0.04	0.04	0.04	0.04	0.02	0.02	0.02	0.02	0.02	0.02

Net Expenses	0.21	0.24	0.31	0.36	0.45	0.62	0.19	0.22	0.29	0.34	0.44	0.69

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

3. AGREEMENTS (continued)

	Ratio of net expenses to average net assets for the period						Ratio of net expenses to average net assets for the
	January 1, 2009 to August 31, 2009[1]						fiscal year ended December 31, 2008
		FST	FST	FST	FST	FST		FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Service	FST	Select	Preferred	Capital	Administration	Service
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Prime Obligations
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.40	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.06	0.06	0.06	0.06	0.06	0.06	0.02	0.02	0.02	0.02	0.02	0.02

Net Expenses	0.23	0.26	0.33	0.38	0.47	0.63	0.19	0.22	0.29	0.34	0.44	0.69

Tax-Free Money Market
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.40	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.04	0.04	0.04	0.04	0.04	0.04	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.21	0.24	0.31	0.36	0.45	0.61	0.18	0.21	0.28	0.33	0.43	0.68

Treasury Instruments
Management Fee*	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Service Fees	N/A	0.03	0.07	0.10	0.14	0.15	N/A	0.03	0.10	0.15	0.25	0.48
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.02	0.02	0.02	0.02	0.02	0.02

Net Expenses	0.20	0.23	0.27	0.30	0.34	0.35	0.21	0.24	0.31	0.36	0.46	0.69

Treasury Obligations
Management Fee*	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Service Fees	N/A	0.03	0.09	0.13	0.17	0.21	N/A	0.03	0.10	0.15	0.25	0.46
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.02	0.02	0.02	0.02	0.02	0.02

Net Expenses	0.20	0.23	0.29	0.33	0.37	0.41	0.21	0.24	0.31	0.36	0.46	0.67

*	Prior to July 1, 2008, net management fees amounted to 0.175%.

**	Prior to July 1, 2008, net management fees amounted to 0.155%.

[1]	Annualized.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
August 31, 2009

3. AGREEMENTS (continued)

For the period ended August 31, 2009, expense reductions including waivers, expense reimbursements and fee credits, were as follows (in thousands):

	Management	Custody	Service	Other
	Fee	Fee	Plans Fee	Expense
Fund	Waivers	Reduction	Waivers	Reimbursements	Total

Federal	$4,951	$12	$1,562	$23	$6,548

Government	19,654	—	776	24	20,454

Money Market	6,981	1	350	98	7,430

Prime Obligations	10,381	2	1,115	28	11,526

Tax-Free Money Market	3,164	1	132	26	3,323

Treasury Instruments	4,552	369	2,587	19	7,527

Treasury Obligations	3,878	1	3,742	18	7,639

For the fiscal year ended December 31, 2008, expense reductions, including waivers, expense reimbursements and fee credits, were as follows (in thousands):

	Management	Custody	Service	Other
	Fee	Fee	Plans Fee	Expense
Fund	Waivers	Reductions	Waivers	Reimbursements	Total

Federal	$5,862	$25	$—	$—	$5,887

Government	12,267	1	—	—	12,268

Money Market	11,112	1	—	—	11,113

Prime Obligations	23,670	37	—	—	23,707

Tax-Free Money Market	5,441	1,322	—	367	7,130

Treasury Instruments	6,041	39	115	—	6,195

Treasury Obligations	4,361	1	582	—	4,944

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

3. AGREEMENTS (continued)

As of August 31, 2009, the amounts owed to affiliates of the Funds were as follows (in thousands):

	Management	Transfer Agent
Fund	Fees	Fees	Total

Federal	$3,741	$208	$3,949

Government	8,541	534	9,075

Money Market	3,327	208	3,535

Prime Obligations	5,015	319	5,334

Tax-Free Money Market	1,363	85	1,448

Treasury Instruments	3,455	192	3,647

Treasury Obligations	3,437	191	3,628

G. Line of Credit Facility — The Funds participate in a $660,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Funds and other borrowers may increase the credit amount by an additional $340,000,000, for a total up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the period ended August 31, 2009 and the fiscal year ended December 31, 2008, the Funds did not have any borrowings under the facility. Prior to May 12, 2009, the amount available through the facility was $700,000,000.

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
August 31, 2009

4. FAIR VALUE OF INVESTMENTS (continued)

The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

Federal	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$8,531,897,511	$14,643,421,234	$—

Government	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$4,101,690,255	$26,052,556,491	$—
Corporate Obligations (including repurchase agreements)	—	31,235,100,000	—

Total	$4,101,690,255	$57,287,656,491	$—

Money Market	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$453,544,706	$7,392,668,791	$—
Corporate Obligations (including repurchase agreements)	—	16,122,455,416	—

Total	$453,544,706	$23,515,124,207	$—

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

4. FAIR VALUE OF INVESTMENTS (continued)

Prime Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$1,191,682,140	$12,503,273,744	$—
Corporate Obligations (including repurchase agreements)	—	23,809,826,198	—

Total	$1,191,682,140	$36,313,099,942	$—

Tax-Free Money Market	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$10,305,179,512	$—

Treasury Instruments	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$21,117,948,980	$—	$—

Treasury Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$10,420,965,752	$—	$—
Corporate Obligations (including repurchase agreements)	—	11,274,900,000	—

Total	$10,420,965,752	$11,274,900,000	$—

(a)	The Funds utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
August 31, 2009

5. OTHER RISKS

A. Interest Rate Risk — In a declining interest rate environment, low yields on the Funds’ holdings may have an adverse impact on the Funds’ ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, transfer agency and management fees) which can fluctuate daily.

B. Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

C. Portfolio Concentration Risk — The Tax-Free Money Market Fund has the ability to invest a large percentage of its assets in obligations of issuers within certain states, which makes it subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

A. Temporary Guarantee Program — On October 3, 2008, the trustees of the Funds approved participation in the U.S. Treasury Department’s (the “Treasury”) Temporary Guarantee Program (the “Program”) for the Funds and other Goldman Sachs registered money market funds. Each of these Funds paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the trustees approved participation in the extension of the program through April 30, 2009, on behalf of the Federal, Government, Money Market, Prime Obligations and Tax-Free Money Market Funds. Subsequently, on April 9, 2009, the trustees approved further participation in the Program through September 18, 2009 on behalf of the Money Market, Prime Obligations and Tax-Free Money Market Funds. With each extension of the Program, the participating Funds paid the Treasury an additional fee based on the number of shares outstanding as of September 19, 2008.
Pursuant to its terms, the Program terminated on September 18, 2009, and therefore the guarantee of a $1.00 NAV price per share provided by the Program is no longer in effect for any of the Funds or any other money market fund. Under the Program, if a participating Fund’s market-based net asset value per share had dropped below $0.995 on any day while the

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

7. OTHER MATTERS (continued)

Program was in effect, shareholders of record on that date who also held shares in the participating Fund on September 19, 2008 may have been eligible to receive a payment from the Treasury upon liquidation of that Fund. The fees are being amortized over the length of the participation in the Program. The expense is borne by the participating Funds without regard to any expense limitation in effect for those Funds. Such amounts are represented in the U.S. Treasury Temporary Guarantee Program fees on the Statements of Operations.

B. New Accounting Pronouncement — In May 2009, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“FAS 165”). This standard requires disclosure in the financial statements to reflect the effects of subsequent events that provide additional information on conditions about the financial statements as of the balance sheet date (recognized subsequent events) and disclosure of subsequent events that provide additional information about conditions after the balance sheet date if the financial statements would otherwise be misleading (unrecognized subsequent events). FAS 165 is effective for interim and annual financial statements issued for fiscal periods ending after June 15, 2009. For purposes of inclusion in the financial statements, GSAM has concluded that subsequent events after the balance sheet date have been evaluated through October 16, 2009, the date that the financial statements were issued.

C. Transaction with Affiliate — On September 22, 2008, The Goldman Sachs Group Inc. made a voluntary and irrevocable capital infusion of $100,000,000 to the Prime Obligations Fund. This action was taken to ensure the Fund maintained the highest credit rating possible during a period in which the credit markets endured extremely volatile market conditions.

D. Exemptive Orders — Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
August 31, 2009

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Federal Fund
	For the Period	For the	For the
	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

FST Shares
Shares sold	60,949,178,413	95,446,773,943	38,311,759,493
Reinvestment of distributions	48,340,006	390,296,824	422,405,991
Shares redeemed	(72,113,419,286)	(79,726,945,092)	(32,225,508,253)

	(11,115,900,867)	16,110,125,675	6,508,657,231

FST Select Shares
Shares sold	408,461,186	359,442,777	—
Reinvestment of distributions	113,297	47,302	62
Shares redeemed	(241,987,360)	(269,630,420)	—

	166,587,123	89,859,659	62

FST Preferred Shares
Shares sold	1,828,812,056	2,735,581,299	526,074,125
Reinvestment of distributions	548,287	6,945,566	7,486,381
Shares redeemed	(1,808,839,758)	(2,566,415,890)	(350,840,621)

	20,520,585	176,110,975	182,719,885

FST Capital Shares
Shares sold	358,946,681	254,718,165	11,638,757
Reinvestment of distributions	44,454	375,281	273,458
Shares redeemed	(237,658,210)	(226,655,921)	(7,584,151)

	121,332,925	28,437,525	4,328,064

FST Administration Shares
Shares sold	2,702,076,673	7,897,386,576	3,102,910,716
Reinvestment of distributions	481,271	9,597,516	17,357,437
Shares redeemed	(3,275,384,328)	(7,022,983,161)	(3,288,741,678)

	(572,826,384)	884,000,931	(168,473,525)

FST Service Shares
Shares sold	5,331,458,209	9,892,830,324	7,260,644,578
Reinvestment of distributions	120,927	11,326,779	17,239,300
Shares redeemed	(5,776,190,572)	(9,518,423,956)	(7,110,507,995)

	(444,611,436)	385,733,147	167,375,883

NET INCREASE (DECREASE) IN SHARES	(11,824,898,054)	17,674,267,912	6,694,607,600

*	The Funds changed their fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Government Fund			Money Market Fund

For the Period	For the	For the	For the Period	For the	For the
January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
August 31, 2009*	December 31, 2008	December 31, 2007	August 31, 2009*	December 31, 2008	December 31, 2007

224,021,991,701	182,355,935,294	42,691,754,110	99,436,717,861	151,001,014,449	110,136,476,999
90,898,407	250,189,316	133,173,404	57,011,837	337,197,673	521,420,824
(221,045,603,419)	(143,726,486,878)	(35,998,585,770)	(95,956,541,304)	(154,998,013,750)	(102,569,525,823)

3,067,286,689	38,879,637,732	6,826,341,744	3,537,188,394	(3,659,801,628)	8,088,372,000

3,363,787,237	5,895,762,249	1,011,668,311	71,979,946	349,544,061	1,005,473,685
4,228,623	20,730,074	9,717,853	146,430	2,484,208	6,165,076
(2,371,884,896)	(5,132,821,699)	(665,623,037)	(83,436,664)	(380,774,930)	(956,873,320)

996,130,964	783,670,624	355,763,127	(11,310,288)	(28,746,661)	54,765,441

2,710,161,982	4,405,165,458	2,692,898,154	423,598,980	1,188,890,576	651,489,952
952,474	7,679,689	12,401,743	286,650	3,555,441	5,134,883
(2,860,036,835)	(4,057,557,776)	(2,422,917,216)	(424,060,161)	(1,266,239,330)	(592,627,543)

(148,922,379)	355,287,371	282,382,681	(174,531)	(73,793,313)	63,997,292

7,759,681,275	11,701,527,932	7,967,460,651	373,583,446	263,275,228	199,196,750
1,832,756	6,731,377	15,924,172	158,942	1,010,441	882,308
(7,994,944,062)	(10,807,155,964)	(7,781,952,779)	(347,850,691)	(268,195,734)	(159,063,525)

(233,430,031)	901,103,345	201,432,044	25,891,697	(3,910,065)	41,015,533

7,974,257,545	12,397,209,009	8,354,041,709	3,241,857,122	5,354,580,747	5,240,871,994
697,386	8,924,028	13,380,647	1,452,169	14,568,311	22,209,410
(8,752,931,106)	(10,297,995,836)	(7,631,542,888)	(2,513,002,932)	(5,859,482,127)	(4,704,486,380)

(777,976,175)	2,108,137,201	735,879,468	730,306,359	(490,333,069)	558,595,024

1,965,129,286	3,360,262,990	3,059,798,913	1,940,485,449	2,056,079,035	1,558,158,046
220,867	4,229,240	7,295,096	376,641	8,608,959	16,357,259
(2,136,252,562)	(3,095,216,571)	(3,034,502,602)	(2,028,120,984)	(2,153,176,787)	(1,412,775,297)

(170,902,409)	269,275,659	32,591,407	(87,258,894)	(88,488,793)	161,740,008

2,732,186,659	43,297,111,932	8,434,390,471	4,194,642,737	(4,345,073,529)	8,968,485,298

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
August 31, 2009

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Prime Obligations Fund
	For the Period	For the	For the
	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

FST Shares
Shares sold	125,864,446,108	290,149,281,542	230,076,934,069
Reinvestment of distributions	33,448,137	362,970,659	487,002,828
Shares redeemed	(120,367,566,920)	(301,510,689,365)	(212,478,271,348)

	5,530,327,325	(10,998,437,164)	18,085,665,549

FST Select Shares
Shares sold	324,404,380	2,221,385,557	3,037,658,794
Reinvestment of distributions	229,737	7,447,772	18,187,032
Shares redeemed	(321,222,660)	(2,400,147,966)	(3,079,375,424)

	3,411,457	(171,314,637)	(23,529,598)

FST Preferred Shares
Shares sold	9,327,080,055	18,398,316,025	13,431,487,063
Reinvestment of distributions	2,069,574	28,342,874	45,184,913
Shares redeemed	(9,488,719,280)	(18,195,577,799)	(14,094,256,022)

	(159,569,651)	231,081,100	(617,584,046)

FST Capital Shares
Shares sold	3,901,021,645	10,756,157,422	8,030,059,529
Reinvestment of distributions	606,233	6,791,256	17,398,360
Shares redeemed	(4,110,975,961)	(10,772,852,804)	(7,848,462,824)

	(209,348,083)	(9,904,126)	198,995,065

FST Administration Shares
Shares sold	9,009,126,388	20,007,946,428	30,217,784,703
Reinvestment of distributions	1,269,911	17,263,204	41,049,887
Shares redeemed	(9,085,264,475)	(21,829,342,267)	(29,003,735,484)

	(74,868,176)	(1,804,132,635)	1,255,099,106

FST Service Shares
Shares sold	4,752,270,335	11,760,035,890	14,332,061,792
Reinvestment of distributions	411,466	18,398,641	33,502,009
Shares redeemed	(5,278,136,573)	(12,476,719,409)	(13,948,394,851)

	(525,454,772)	(698,284,878)	417,168,950

NET INCREASE (DECREASE) IN SHARES	4,564,498,100	(13,450,992,340)	19,315,815,026

*	The Funds changed their fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Free Money Market Fund
	For the Period	For the	For the
	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

FST Shares
Shares sold	17,508,072,733	47,956,643,891	54,750,598,715
Reinvestment of distributions	18,670,076	147,513,567	193,059,422
Shares redeemed	(17,768,813,213)	(47,515,484,612)	(52,118,365,138)

	(242,070,404)	588,672,846	2,825,292,999

FST Select Shares
Shares sold	136,269,921	194,930,312	238,061,100
Reinvestment of distributions	137,189	890,047	1,197,575
Shares redeemed	(91,453,314)	(226,502,211)	(269,114,411)

	44,953,796	(30,681,852)	(29,855,736)

FST Preferred Shares
Shares sold	56,931,087	823,180,411	820,169,945
Reinvestment of distributions	42,219	884,714	1,577,802
Shares redeemed	(93,966,195)	(962,375,042)	(927,845,201)

	(36,992,889)	(138,309,917)	(106,097,454)

FST Capital Shares
Shares sold	127,256,334	1,247,652,479	784,200,042
Reinvestment of distributions	10,569	320,908	1,272,285
Shares redeemed	(258,588,498)	(1,271,632,304)	(890,967,626)

	(131,321,595)	(23,658,917)	(105,495,299)

FST Administration Shares
Shares sold	1,070,926,199	2,143,085,486	2,383,334,314
Reinvestment of distributions	80,909	1,933,386	2,799,028
Shares redeemed	(1,125,262,086)	(2,540,229,124)	(1,951,596,165)

	(54,254,978)	(395,210,252)	434,537,177

FST Service Shares
Shares sold	408,475,017	1,116,845,752	1,156,415,334
Reinvestment of distributions	5,877	1,021,154	1,927,842
Shares redeemed	(617,340,292)	(1,169,788,737)	(998,583,071)

	(208,859,398)	(51,921,831)	159,760,105

NET INCREASE (DECREASE) IN SHARES	(628,545,468)	(51,109,923)	3,178,141,792

*	The Funds changed their fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
August 31, 2009

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Instruments Fund
	For the Period	For the	For the
	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

FST Shares
Shares sold	30,100,521,981	107,607,236,523	36,477,370,131
Reinvestment of distributions	19,342,879	179,971,525	74,035,868
Shares redeemed	(44,308,135,666)	(84,488,433,638)	(29,177,747,663)

	(14,188,270,806)	23,298,774,410	7,373,658,336

FST Select Shares
Shares sold	695,313,159	497,125,598	91,005,402
Reinvestment of distributions	124,642	766,531	1,477,265
Shares redeemed	(657,254,013)	(392,047,388)	(96,536,637)

	38,183,788	105,844,741	(4,053,970)

FST Preferred Shares
Shares sold	1,130,635,662	3,387,898,318	268,398,073
Reinvestment of distributions	153,059	3,613,043	268,804
Shares redeemed	(1,166,139,606)	(3,254,368,207)	(210,823,526)

	(35,350,885)	137,143,154	57,843,351

FST Capital Shares
Shares sold	173,063,976	1,034,685,307	195,371,491
Reinvestment of distributions	29,842	941,011	524,970
Shares redeemed	(280,973,442)	(882,872,709)	(192,904,660)

	(107,879,624)	152,753,609	2,991,801

FST Administration Shares
Shares sold	1,240,366,557	20,202,207,926	6,048,579,064
Reinvestment of distributions	181,382	15,549,178	8,432,133
Shares redeemed	(2,846,913,876)	(18,687,527,434)	(5,374,370,717)

	(1,606,365,937)	1,530,229,670	682,640,480

FST Service Shares
Shares sold	405,713,353	4,210,042,437	2,229,194,014
Reinvestment of distributions	25,781	5,426,199	5,853,419
Shares redeemed	(783,058,851)	(4,261,766,783)	(1,795,206,913)

	(377,319,717)	(46,298,147)	439,840,520

NET INCREASE (DECREASE) IN SHARES	(16,277,003,181)	25,178,447,437	8,552,920,518

*	The Funds changed their fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Obligations Fund
	For the Period	For the	For the
	January 1, 2009 to	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

FST Shares
Shares sold	67,460,822,354	86,026,192,902	40,069,208,287
Reinvestment of distributions	9,811,836	126,955,170	152,620,255
Shares redeemed	(62,540,627,887)	(85,796,774,424)	(30,426,054,050)

	4,930,006,303	356,373,648	9,795,774,492

FST Select Shares
Shares sold	885,487,711	392,524,307	277,400,000
Reinvestment of distributions	155,656	80,822	32,876
Shares redeemed	(248,701,784)	(359,709,857)	(277,411,269)

	636,941,583	32,895,272	21,607

FST Preferred Shares
Shares sold	1,065,224,770	602,927,104	1,124,767,546
Reinvestment of distributions	174,644	1,783,834	1,391,566
Shares redeemed	(1,007,316,611)	(1,004,702,743)	(1,255,508,168)

	58,082,803	(399,991,805)	(129,349,056)

FST Capital Shares
Shares sold	622,165,585	623,050,585	479,544,205
Reinvestment of distributions	56,702	2,085,373	4,345,697
Shares redeemed	(652,325,096)	(583,383,040)	(256,151,622)

	(30,102,809)	41,752,918	227,738,280

FST Administration Shares
Shares sold	22,157,569,902	15,636,676,978	13,815,964,993
Reinvestment of distributions	76,169	4,153,721	11,568,247
Shares redeemed	(21,956,717,502)	(16,432,817,709)	(13,393,638,880)

	200,928,569	(791,987,010)	433,894,360

FST Service Shares
Shares sold	3,337,910,933	6,847,973,129	8,330,040,340
Reinvestment of distributions	64,096	12,853,684	55,800,094
Shares redeemed	(3,636,942,121)	(7,340,252,314)	(8,370,348,794)

	(298,967,092)	(479,425,501)	15,491,640

NET INCREASE (DECREASE) IN SHARES	5,496,889,357	(1,240,382,478)	10,343,571,323

*	The Funds changed their fiscal year end from December 31 to August 31.

FINANCIAL SQUARE FEDERAL FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-FST Shares	$1.00	$0.0022	(d)	$(0.0022	)(d)
2009-FST Select Shares	1.00	0.0020	(d)	(0.0020	)(d)
2009-FST Preferred Shares	1.00	0.0015	(d)	(0.0015	)(d)
2009-FST Capital Shares	1.00	0.0012	(d)	(0.0012	)(d)
2009-FST Administration Shares	1.00	0.0008	(d)	(0.0008	)(d)
2009-FST Service Shares	1.00	0.0002	(d)	(0.0002	)(d)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.025	(d)	(0.025	)(d)
2008-FST Select Shares	1.00	0.024	(d)	(0.024	)(d)
2008-FST Preferred Shares	1.00	0.024	(d)	(0.024	)(d)
2008-FST Capital Shares	1.00	0.023	(d)	(0.023	)(d)
2008-FST Administration Shares	1.00	0.022	(d)	(0.022	)(d)
2008-FST Service Shares	1.00	0.020	(d)	(0.020	)(d)

2007-FST Shares	1.00	0.050		(0.050)
2007-FST Select Shares	1.00	0.049		(0.049)
2007-FST Preferred Shares	1.00	0.049		(0.049)
2007-FST Capital Shares	1.00	0.048		(0.048)
2007-FST Administration Shares	1.00	0.047		(0.047)
2007-FST Service Shares	1.00	0.045		(0.045)

2006-FST Shares	1.00	0.048		(0.048)
2006-FST Select Shares	1.00	0.047		(0.047)
2006-FST Preferred Shares	1.00	0.047		(0.047)
2006-FST Capital Shares	1.00	0.046		(0.046)
2006-FST Administration Shares	1.00	0.045		(0.045)
2006-FST Service Shares	1.00	0.043		(0.043)

2005-FST Shares	1.00	0.030		(0.030)
2005-FST Select Shares	1.00	0.030		(0.030)
2005-FST Preferred Shares	1.00	0.029		(0.029)
2005-FST Capital Shares	1.00	0.029		(0.029)
2005-FST Administration Shares	1.00	0.028		(0.028)
2005-FST Service Shares	1.00	0.025		(0.025)

2004-FST Shares	1.00	0.012		(0.012)
2004-FST Select Shares	1.00	0.011		(0.011)
2004-FST Preferred Shares	1.00	0.011		(0.011)
2004-FST Capital Shares	1.00	0.010		(0.010)
2004-FST Administration Shares	1.00	0.009		(0.009)
2004-FST Service Shares	1.00	0.007		(0.007)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Amount is less than 0.0005%.
(d)	Net investment income and distributions from net investment income contain 0.0002, $(0.0002) and 0.0003 and $(0.0003), of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.22%	$20,069,801	0.21	%(b)	0.32	%(b)	0.24	%(b)	0.29	%(b)
1.00	0.20	256,463	0.24	(b)	0.24	(b)	0.27	(b)	0.21	(b)
1.00	0.15	511,911	0.31	(b)	0.19	(b)	0.34	(b)	0.16	(b)
1.00	0.12	157,721	0.36	(b)	0.09	(b)	0.39	(b)	0.06	(b)
1.00	0.07	897,620	0.44	(b)	0.10	(b)	0.49	(b)	0.05	(b)
1.00	0.02	887,368	0.53	(b)	—-	(b)(c)	0.74	(b)	(0.21	)(b)

1.00	2.48	31,185,150	0.21		2.34		0.24		2.31
1.00	2.45	89,863	0.24		2.29		0.27		2.26
1.00	2.38	491,371	0.31		2.32		0.34		2.29
1.00	2.33	36,379	0.36		1.99		0.39		1.96
1.00	2.22	1,470,423	0.46		2.01		0.49		1.98
1.00	1.97	1,331,954	0.71		1.88		0.74		1.85

1.00	5.07	15,074,711	0.20		4.92		0.23		4.89
1.00	5.04	1	0.23		4.91		0.26		4.88
1.00	4.97	315,256	0.30		4.80		0.33		4.77
1.00	4.91	7,941	0.35		4.77		0.38		4.74
1.00	4.81	586,405	0.45		4.71		0.48		4.68
1.00	4.55	946,214	0.70		4.42		0.73		4.39

1.00	4.87	8,565,756	0.20		4.77		0.23		4.74
1.00	4.84	1	0.23		4.60		0.26		4.57
1.00	4.77	132,530	0.30		4.66		0.33		4.63
1.00	4.72	3,613	0.35		4.62		0.38		4.59
1.00	4.61	754,867	0.45		4.54		0.48		4.51
1.00	4.35	778,820	0.70		4.27		0.73		4.24

1.00	3.03	7,555,583	0.20		3.02		0.22		3.00
1.00	3.00	3	0.21		2.99		0.23		2.97
1.00	2.93	142,604	0.30		3.15		0.32		3.13
1.00	2.88	3,772	0.35		2.84		0.37		2.82
1.00	2.78	696,899	0.45		2.78		0.47		2.76
1.00	2.52	608,554	0.70		2.56		0.72		2.54

1.00	1.18	7,336,617	0.20		1.17		0.22		1.15
1.00	1.15	3	0.23		0.98		0.25		0.96
1.00	1.08	41,311	0.30		1.03		0.32		1.01
1.00	1.03	3,823	0.35		1.01		0.37		0.99
1.00	0.93	679,050	0.45		1.00		0.47		0.98
1.00	0.67	484,309	0.70		0.68		0.72		0.66

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-FST Shares	$1.00	$0.0029	(b)	$($0.0029	)(b)
2009-FST Select Shares	1.00	0.0027	(b)	(0.0027	)(b)
2009-FST Preferred Shares	1.00	0.0022	(b)	(0.0022	)(b)
2009-FST Capital Shares	1.00	0.0019	(b)	(0.0019	)(b)
2009-FST Administration Shares	1.00	0.0013	(b)	(0.0013	)(b)
2009-FST Service Shares	1.00	0.0005	(b)	(0.0005	)(b)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.025	(b)	(0.025	)(b)
2008-FST Select Shares	1.00	0.025	(b)	(0.025	)(b)
2008-FST Preferred Shares	1.00	0.024	(b)	(0.024	)(b)
2008-FST Capital Shares	1.00	0.023	(b)	(0.023	)(b)
2008-FST Administration Shares	1.00	0.022	(b)	(0.022	)(b)
2008-FST Service Shares	1.00	0.020	(b)	(0.020	)(b)

2007-FST Shares	1.00	0.050		(0.050)
2007-FST Select Shares	1.00	0.050		(0.050)
2007-FST Preferred Shares	1.00	0.049		(0.049)
2007-FST Capital Shares	1.00	0.049		(0.049)
2007-FST Administration Shares	1.00	0.047		(0.047)
2007-FST Service Shares	1.00	0.045		(0.045)

2006-FST Shares	1.00	0.049		(0.049)
2006-FST Select Shares	1.00	0.048		(0.048)
2006-FST Preferred Shares	1.00	0.047		(0.047)
2006-FST Capital Shares	1.00	0.047		(0.047)
2006-FST Administration Shares	1.00	0.046		(0.046)
2006-FST Service Shares	1.00	0.043		(0.043)

2005-FST Shares	1.00	0.031		(0.031)
2005-FST Select Shares	1.00	0.030		(0.030)
2005-FST Preferred Shares	1.00	0.030		(0.030)
2005-FST Capital Shares	1.00	0.029		(0.029)
2005-FST Administration Shares	1.00	0.028		(0.028)
2005-FST Service Shares	1.00	0.026		(0.026)

2004-FST Shares	1.00	0.012		(0.012)
2004-FST Select Shares	1.00	0.012		(0.012)
2004-FST Preferred Shares	1.00	0.011		(0.011)
2004-FST Capital Shares	1.00	0.011		(0.011)
2004-FST Administration Shares	1.00	0.010		(0.010)
2004-FST Service Shares	1.00	0.007		(0.007)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Net investment income and distributions from net investment income contain $0.0005, $(0.0005), $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income (loss) to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.29%	$51,896,720	0.19	%(c)	0.35	%(c)	0.24	%(c)	0.30	%(c)
1.00	0.27	2,218,312	0.22	(c)	0.30	(c)	0.27	(c)	0.25	(c)
1.00	0.22	873,242	0.29	(c)	0.26	(c)	0.34	(c)	0.21	(c)
1.00	0.19	1,022,472	0.34	(c)	0.23	(c)	0.39	(c)	0.18	(c)
1.00	0.13	3,217,353	0.43	(c)	0.13	(c)	0.49	(c)	0.07	(c)
1.00	0.05	505,564	0.58	(c)	(0.01	)(c)	0.74	(c)	(0.17	)(c)

1.00	2.51	48,835,964	0.19		2.17		0.24		2.12
1.00	2.48	1,222,242	0.22		2.24		0.27		2.19
1.00	2.41	1,022,324	0.29		2.28		0.34		2.23
1.00	2.36	1,256,106	0.34		2.15		0.39		2.10
1.00	2.25	3,995,979	0.44		2.06		0.49		2.01
1.00	2.00	676,581	0.69		1.85		0.74		1.80

1.00	5.13	9,944,020	0.18		4.88		0.24		4.82
1.00	5.10	438,264	0.21		4.79		0.27		4.73
1.00	5.03	666,779	0.28		4.87		0.34		4.81
1.00	4.97	354,687	0.33		4.69		0.39		4.63
1.00	4.87	1,886,834	0.43		4.72		0.49		4.66
1.00	4.61	407,134	0.68		4.52		0.74		4.46

1.00	4.95	3,117,679	0.18		4.89		0.24		4.83
1.00	4.92	82,500	0.21		4.83		0.27		4.77
1.00	4.85	384,397	0.28		4.74		0.34		4.68
1.00	4.80	153,254	0.33		4.71		0.39		4.65
1.00	4.69	1,150,955	0.43		4.60		0.49		4.54
1.00	4.43	374,543	0.68		4.38		0.74		4.32

1.00	3.10	2,715,310	0.18		3.07		0.23		3.02
1.00	3.07	75,772	0.21		2.87		0.26		2.82
1.00	3.00	406,025	0.28		2.91		0.33		2.86
1.00	2.95	113,461	0.33		2.99		0.38		2.94
1.00	2.85	1,163,046	0.43		2.86		0.48		2.81
1.00	2.59	293,121	0.68		2.58		0.73		2.53

1.00	1.23	2,386,970	0.18		1.27		0.22		1.23
1.00	1.20	142,390	0.21		1.21		0.25		1.17
1.00	1.13	630,711	0.28		1.15		0.32		1.11
1.00	1.08	95,441	0.33		1.10		0.37		1.06
1.00	0.98	1,072,788	0.43		0.99		0.47		0.95
1.00	0.73	290,341	0.68		0.72		0.72		0.68

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-FST Shares	$1.00	$0.0038	(c)	$(0.0038	)(c)
2009-FST Select Shares	1.00	0.0036	(c)	(0.0036	)(c)
2009-FST Preferred Shares	1.00	0.0032	(c)	(0.0032	)(c)
2009-FST Capital Shares	1.00	0.0028	(c)	(0.0028	)(c)
2009-FST Administration Shares	1.00	0.0022	(c)	(0.0022	)(c)
2009-FST Service Shares	1.00	0.0011	(c)	(0.0011	)(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.027		(0.027)
2008-FST Select Shares	1.00	0.026		(0.026)
2008-FST Preferred Shares	1.00	0.026		(0.026)
2008-FST Capital Shares	1.00	0.025		(0.025)
2008-FST Administration Shares	1.00	0.024		(0.024)
2008-FST Service Shares	1.00	0.022		(0.022)

2007-FST Shares	1.00	0.051		(0.051)
2007-FST Select Shares	1.00	0.051		(0.051)
2007-FST Preferred Shares	1.00	0.050		(0.050)
2007-FST Capital Shares	1.00	0.050		(0.050)
2007-FST Administration Shares	1.00	0.049		(0.049)
2007-FST Service Shares	1.00	0.046		(0.046)

2006-FST Shares	1.00	0.049		(0.049)
2006-FST Select Shares	1.00	0.049		(0.049)
2006-FST Preferred Shares	1.00	0.048		(0.048)
2006-FST Capital Shares	1.00	0.047		(0.047)
2006-FST Administration Shares	1.00	0.046		(0.046)
2006-FST Service Shares	1.00	0.044		(0.044)

2005-FST Shares	1.00	0.031		(0.031)
2005-FST Select Shares	1.00	0.031		(0.031)
2005-FST Preferred Shares	1.00	0.030		(0.030)
2005-FST Capital Shares	1.00	0.029		(0.029)
2005-FST Administration Shares	1.00	0.029		(0.029)
2005-FST Service Shares	1.00	0.026		(0.026)

2004-FST Shares	1.00	0.013		(0.013)
2004-FST Select Shares	1.00	0.012		(0.012)
2004-FST Preferred Shares	1.00	0.012		(0.012)
2004-FST Capital Shares	1.00	0.011		(0.011)
2004-FST Administration Shares	1.00	0.010		(0.010)
2004-FST Service Shares	1.00	0.008		(0.008)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Net investment income and distributions from net investment income contain 0.0001 and (0.0001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income to		expenses to		income to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.38%	$21,878,982	0.21	%(b)	0.55	%(b)	0.26	%(b)	0.50	%(b)
1.00	0.36	42,778	0.24	(b)	0.60	(b)	0.29	(b)	0.55	(b)
1.00	0.32	87,673	0.31	(b)	0.46	(b)	0.36	(b)	0.41	(b)
1.00	0.28	76,008	0.36	(b)	0.38	(b)	0.41	(b)	0.33	(b)
1.00	0.22	1,415,175	0.45	(b)	0.23	(b)	0.51	(b)	0.17	(b)
1.00	0.11	472,480	0.62	(b)	0.15	(b)	0.76	(b)	0.01	(b)

1.00	2.70	18,340,321	0.19		2.74		0.24		2.69
1.00	2.67	54,085	0.22		2.80		0.27		2.75
1.00	2.60	87,841	0.29		2.75		0.34		2.70
1.00	2.54	50,112	0.34		2.59		0.39		2.54
1.00	2.44	684,773	0.44		2.51		0.49		2.46
1.00	2.19	559,707	0.69		2.24		0.74		2.19

1.00	5.26	22,000,123	0.18		5.12		0.23		5.07
1.00	5.23	82,832	0.21		5.14		0.26		5.09
1.00	5.15	161,635	0.28		5.02		0.33		4.97
1.00	5.10	54,022	0.33		4.92		0.38		4.87
1.00	5.00	1,175,106	0.43		4.87		0.48		4.82
1.00	4.74	648,195	0.68		4.63		0.73		4.58

1.00	4.99	13,911,751	0.18		4.92		0.23		4.87
1.00	4.96	28,066	0.21		4.87		0.26		4.82
1.00	4.89	97,638	0.28		4.80		0.33		4.75
1.00	4.84	13,006	0.33		4.69		0.38		4.64
1.00	4.73	616,511	0.43		4.65		0.48		4.60
1.00	4.47	486,455	0.68		4.42		0.73		4.37

1.00	3.14	10,191,671	0.18		3.07		0.22		3.03
1.00	3.11	42,112	0.21		3.03		0.25		2.99
1.00	3.04	96,448	0.28		2.93		0.32		2.89
1.00	2.99	35,586	0.33		3.12		0.37		3.08
1.00	2.88	609,847	0.43		2.85		0.47		2.81
1.00	2.63	341,523	0.68		2.62		0.72		2.58

1.00	1.26	9,209,408	0.18		1.25		0.22		1.21
1.00	1.23	24,850	0.21		1.22		0.25		1.18
1.00	1.16	70,246	0.28		1.14		0.32		1.10
1.00	1.11	12,975	0.33		0.98		0.37		0.94
1.00	1.01	626,210	0.43		1.05		0.47		1.01
1.00	0.76	285,976	0.68		0.75		0.72		0.71

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-FST Shares	$1.00	$0.0032		$(0.0032)
2009-FST Select Shares	1.00	0.0030		(0.0030)
2009-FST Preferred Shares	1.00	0.0025		(0.0025)
2009-FST Capital Shares	1.00	0.0022		(0.0022)
2009-FST Administration Shares	1.00	0.0016		(0.0016)
2009-FST Service Shares	1.00	0.0006		(0.0006)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.026	(c)	(0.026)
2008-FST Select Shares	1.00	0.026	(c)	(0.026)
2008-FST Preferred Shares	1.00	0.025	(c)	(0.025)
2008-FST Capital Shares	1.00	0.025	(c)	(0.025)
2008-FST Administration Shares	1.00	0.024	(c)	(0.024)
2008-FST Service Shares	1.00	0.021	(c)	(0.021)

2007-FST Shares	1.00	0.052		(0.052)
2007-FST Select Shares	1.00	0.051		(0.051)
2007-FST Preferred Shares	1.00	0.051		(0.051)
2007-FST Capital Shares	1.00	0.050		(0.050)
2007-FST Administration Shares	1.00	0.049		(0.049)
2007-FST Service Shares	1.00	0.047		(0.047)

2006-FST Shares	1.00	0.049		(0.049)
2006-FST Select Shares	1.00	0.049		(0.049)
2006-FST Preferred Shares	1.00	0.048		(0.048)
2006-FST Capital Shares	1.00	0.047		(0.047)
2006-FST Administration Shares	1.00	0.046		(0.046)
2006-FST Service Shares	1.00	0.044		(0.044)

2005-FST Shares	1.00	0.031		(0.031)
2005-FST Select Shares	1.00	0.031		(0.031)
2005-FST Preferred Shares	1.00	0.030		(0.030)
2005-FST Capital Shares	1.00	0.029		(0.029)
2005-FST Administration Shares	1.00	0.028		(0.028)
2005-FST Service Shares	1.00	0.026		(0.026)

2004-FST Shares	1.00	0.012		(0.012)
2004-FST Select Shares	1.00	0.012		(0.012)
2004-FST Preferred Shares	1.00	0.011		(0.011)
2004-FST Capital Shares	1.00	0.011		(0.011)
2004-FST Administration Shares	1.00	0.010		(0.010)
2004-FST Service Shares	1.00	0.007		(0.007)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

								Ratios assuming no
								expense reductions
						Ratio of net				Ratio of net
Net asset			Net assets,	Ratio of net		investment		Ratio of total		investment
value,			end	expenses to		income to		expenses to		income (loss) to
end	Total		of period	average net		average net		average net		average net
of period	return(a)		(in 000’s)	assets		assets		assets		assets

$1.00	0.32%		$30,756,777	0.23	%(b)	0.47	%(b)	0.28	%(b)	0.42	%(b)
1.00	0.30		99,249	0.26	(b)	0.48	(b)	0.31	(b)	0.43	(b)
1.00	0.25		1,226,201	0.33	(b)	0.40	(b)	0.38	(b)	0.35	(b)
1.00	0.22		568,066	0.38	(b)	0.37	(b)	0.43	(b)	0.32	(b)
1.00	0.16		3,986,524	0.47	(b)	0.24	(b)	0.53	(b)	0.18	(b)
1.00	0.06		873,287	0.63	(b)	0.12	(b)	0.78	(b)	(0.03	)(b)

1.00	2.64	(d)	25,218,329	0.19		2.72		0.24		2.67
1.00	2.61	(d)	95,807	0.22		2.77		0.27		2.72
1.00	2.54	(d)	1,385,336	0.29		2.55		0.34		2.50
1.00	2.49	(d)	777,173	0.34		2.48		0.39		2.43
1.00	2.39	(d)	4,060,108	0.44		2.45		0.49		2.40
1.00	2.13	(d)	1,398,311	0.69		2.19		0.74		2.14

1.00	5.28		36,224,153	0.18		5.13		0.23		5.08
1.00	5.24		267,150	0.21		5.13		0.26		5.08
1.00	5.17		1,154,660	0.28		5.05		0.33		5.00
1.00	5.12		787,305	0.33		5.00		0.38		4.95
1.00	5.01		5,865,430	0.43		4.90		0.48		4.85
1.00	4.75		2,097,006	0.68		4.65		0.73		4.60

1.00	4.99		18,138,487	0.18		4.88		0.23		4.83
1.00	4.96		290,680	0.21		4.94		0.26		4.89
1.00	4.89		1,772,244	0.28		4.79		0.33		4.74
1.00	4.83		588,310	0.33		4.78		0.38		4.73
1.00	4.73		4,610,331	0.43		4.64		0.48		4.59
1.00	4.47		1,679,837	0.68		4.41		0.73		4.36

1.00	3.14		18,844,076	0.18		3.10		0.22		3.06
1.00	3.11		98,894	0.21		3.08		0.25		3.04
1.00	3.04		1,756,837	0.28		2.99		0.32		2.95
1.00	2.98		478,857	0.33		3.03		0.37		2.99
1.00	2.88		3,421,363	0.43		2.88		0.47		2.84
1.00	2.62		1,375,066	0.68		2.64		0.72		2.60

1.00	1.25		15,981,734	0.18		1.22		0.22		1.18
1.00	1.22		80,638	0.21		1.18		0.25		1.14
1.00	1.15		1,412,563	0.28		1.13		0.32		1.09
1.00	1.10		241,806	0.33		1.07		0.37		1.03
1.00	1.00		2,765,553	0.43		0.99		0.47		0.95
1.00	0.75		1,111,799	0.68		0.75		0.72		0.71

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset		Distributions
	value,	Net	from net
	beginning	investment	investment
Year—Share Class	of period	income	income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-FST Shares	$1.00	$0.0025	$(0.0025)
2009-FST Select Shares	1.00	0.0023	(0.0023)
2009-FST Preferred Shares	1.00	0.0018	(0.0018)
2009-FST Capital Shares	1.00	0.0015	(0.0015)
2009-FST Administration Shares	1.00	0.0009	(0.0009)
2009-FST Service Shares	1.00	0.0001	(0.0001)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.020	(0.020	)(c)
2008-FST Select Shares	1.00	0.020	(0.020	)(c)
2008-FST Preferred Shares	1.00	0.019	(0.019	)(c)
2008-FST Capital Shares	1.00	0.018	(0.018	)(c)
2008-FST Administration Shares	1.00	0.017	(0.017	)(c)
2008-FST Service Shares	1.00	0.015	(0.015	)(c)

2007-FST Shares	1.00	0.035	(0.035	)(c)
2007-FST Select Shares	1.00	0.035	(0.035	)(c)
2007-FST Preferred Shares	1.00	0.034	(0.034	)(c)
2007-FST Capital Shares	1.00	0.033	(0.033	)(c)
2007-FST Administration Shares	1.00	0.032	(0.032	)(c)
2007-FST Service Shares	1.00	0.030	(0.030	)(c)

2006-FST Shares	1.00	0.033	(0.033	)(c)
2006-FST Select Shares	1.00	0.032	(0.032	)(c)
2006-FST Preferred Shares	1.00	0.032	(0.032	)(c)
2006-FST Capital Shares	1.00	0.031	(0.031	)(c)
2006-FST Administration Shares	1.00	0.030	(0.030	)(c)
2006-FST Service Shares	1.00	0.028	(0.028	)(c)

2005-FST Shares	1.00	0.022	(0.022)
2005-FST Select Shares	1.00	0.022	(0.022)
2005-FST Preferred Shares	1.00	0.022	(0.022)
2005-FST Capital Shares	1.00	0.021	(0.021)
2005-FST Administration Shares	1.00	0.020	(0.020)
2005-FST Service Shares	1.00	0.017	(0.017)

2004-FST Shares	1.00	0.010	(0.010)
2004-FST Select Shares	1.00	0.010	(0.010)
2004-FST Preferred Shares	1.00	0.009	(0.009)
2004-FST Capital Shares	1.00	0.009	(0.009)
2004-FST Administration Shares	1.00	0.008	(0.008)
2004-FST Service Shares	1.00	0.005	(0.005)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Amount includes $0.0001, $0.0008 and $0.00004 of distributions from net realized gains for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.25%	$9,416,370	0.21	%(b)	0.37	%(b)	0.26	%(b)	0.32	%(b)
1.00	0.23	85,670	0.24	(b)	0.33	(b)	0.29	(b)	0.28	(b)
1.00	0.18	45,223	0.31	(b)	0.30	(b)	0.36	(b)	0.25	(b)
1.00	0.15	162,752	0.36	(b)	0.24	(b)	0.41	(b)	0.19	(b)
1.00	0.09	308,305	0.45	(b)	0.14	(b)	0.51	(b)	0.08	(b)
1.00	0.01	71,451	0.61	(b)	0.03	(b)	0.76	(b)	(0.12	)(b)

1.00	2.00	9,657,508	0.18		1.95		0.24		1.89
1.00	1.97	40,707	0.21		1.98		0.27		1.92
1.00	1.89	82,211	0.28		1.87		0.34		1.81
1.00	1.84	294,058	0.33		1.84		0.39		1.78
1.00	1.74	362,529	0.43		1.73		0.49		1.67
1.00	1.49	280,303	0.68		1.52		0.74		1.46

1.00	3.56	9,069,558	0.18		3.49		0.23		3.44
1.00	3.53	71,395	0.21		3.47		0.26		3.42
1.00	3.46	220,538	0.28		3.37		0.33		3.32
1.00	3.41	317,742	0.33		3.30		0.38		3.25
1.00	3.30	757,798	0.43		3.23		0.48		3.18
1.00	3.05	332,251	0.68		2.98		0.73		2.93

1.00	3.32	6,243,612	0.18		3.25		0.23		3.20
1.00	3.29	101,244	0.21		3.21		0.26		3.16
1.00	3.22	326,624	0.28		3.19		0.33		3.14
1.00	3.17	423,215	0.33		3.12		0.38		3.07
1.00	3.07	323,201	0.43		3.01		0.48		2.96
1.00	2.81	172,468	0.68		2.77		0.73		2.72

1.00	2.26	7,547,716	0.18		2.23		0.22		2.19
1.00	2.23	175,764	0.21		2.20		0.25		2.16
1.00	2.16	243,181	0.28		2.16		0.32		2.12
1.00	2.11	220,902	0.33		2.24		0.37		2.20
1.00	2.01	349,087	0.43		1.98		0.47		1.94
1.00	1.75	164,979	0.68		1.79		0.72		1.75

1.00	1.05	8,026,117	0.18		1.03		0.22		0.99
1.00	1.02	160,472	0.21		1.02		0.25		0.98
1.00	0.94	186,208	0.28		0.94		0.32		0.90
1.00	0.89	32,599	0.33		0.93		0.37		0.89
1.00	0.79	345,968	0.43		0.81		0.47		0.77
1.00	0.54	85,930	0.68		0.58		0.72		0.54

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-FST Shares	$1.00	$0.0010	(b)	$(0.0010	)(b)
2009-FST Select Shares	1.00	0.0008	(b)	(0.0008	)(b)
2009-FST Preferred Shares	1.00	0.0005	(b)	(0.0005	)(b)
2009-FST Capital Shares	1.00	0.0003	(b)	(0.0003	)(b)
2009-FST Administration Shares	1.00	0.0002	(b)	(0.0002	)(b)
2009-FST Service Shares	1.00	0.0001	(b)	(0.0001	)(b)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.016	(b)	(0.016	)(b)
2008-FST Select Shares	1.00	0.015	(b)	(0.015	)(b)
2008-FST Preferred Shares	1.00	0.015	(b)	(0.015	)(b)
2008-FST Capital Shares	1.00	0.014	(b)	(0.014	)(b)
2008-FST Administration Shares	1.00	0.013	(b)	(0.013	)(b)
2008-FST Service Shares	1.00	0.011	(b)	(0.011	)(b)

2007-FST Shares	1.00	0.044	(b)	(0.044	)(b)
2007-FST Select Shares	1.00	0.043	(b)	(0.043	)(b)
2007-FST Preferred Shares	1.00	0.043	(b)	(0.043	)(b)
2007-FST Capital Shares	1.00	0.042	(b)	(0.042	)(b)
2007-FST Administration Shares	1.00	0.041	(b)	(0.041	)(b)
2007-FST Service Shares	1.00	0.039	(b)	(0.039	)(b)

2006-FST Shares	1.00	0.046		(0.046)
2006-FST Select Shares	1.00	0.045		(0.045)
2006-FST Preferred Shares	1.00	0.045		(0.045)
2006-FST Capital Shares	1.00	0.044		(0.044)
2006-FST Administration Shares	1.00	0.043		(0.043)
2006-FST Service Shares	1.00	0.041		(0.041)

2005-FST Shares	1.00	0.028		(0.028)
2005-FST Select Shares	1.00	0.028		(0.028)
2005-FST Preferred Shares	1.00	0.027		(0.027)
2005-FST Capital Shares	1.00	0.027		(0.027)
2005-FST Administration Shares	1.00	0.026		(0.026)
2005-FST Service Shares	1.00	0.023		(0.023)

2004-FST Shares	1.00	0.011		(0.011)
2004-FST Select Shares	1.00	0.010		(0.010)
2004-FST Preferred Shares	1.00	0.010		(0.010)
2004-FST Capital Shares	1.00	0.009		(0.009)
2004-FST Administration Shares	1.00	0.008		(0.008)
2004-FST Service Shares	1.00	0.006		(0.006)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Net investment income and distributions from net investment income contain $0.0008, $(0.0008), $0.002, $(0.002), $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal years ended December 31, 2008 and December 31, 2007, respectively.
(c)	Annualized.
(d)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income (loss) to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.10%	$18,393,881	0.20	%(c)	0.04	%(c)	0.23	%(c)	0.01	%(c)
1.00	0.08	173,590	0.23	(c)	—	(c)(d)	0.26	(c)	(0.03	)(c)
1.00	0.05	321,168	0.27	(c)	(0.04	)(c)	0.33	(c)	(0.10	)(c)
1.00	0.03	65,817	0.30	(c)	(0.06	)(c)	0.38	(c)	(0.14	)(c)
1.00	0.02	1,476,015	0.34	(c)	(0.09	)(c)	0.48	(c)	(0.23	)(c)
1.00	0.01	234,595	0.35	(c)	(0.11	)(c)	0.73	(c)	(0.49	)(c)

1.00	1.57	32,591,735	0.21		1.05		0.24		1.02
1.00	1.54	135,437	0.24		1.01		0.27		0.98
1.00	1.47	356,612	0.31		1.15		0.34		1.12
1.00	1.42	173,751	0.36		0.64		0.39		0.61
1.00	1.32	3,083,313	0.46		0.97		0.49		0.94
1.00	1.09	612,105	0.69		0.84		0.74		0.79

1.00	4.46	9,282,486	0.20		3.91		0.24		3.87
1.00	4.43	29,548	0.23		4.24		0.27		4.20
1.00	4.36	219,365	0.30		4.07		0.34		4.03
1.00	4.31	20,939	0.35		4.16		0.39		4.12
1.00	4.20	1,552,156	0.45		3.89		0.49		3.85
1.00	3.94	658,252	0.70		3.51		0.74		3.47

1.00	4.66	1,907,998	0.20		4.60		0.24		4.56
1.00	4.63	33,599	0.23		4.82		0.27		4.78
1.00	4.55	161,504	0.30		4.48		0.34		4.44
1.00	4.50	17,946	0.35		4.45		0.39		4.41
1.00	4.40	869,388	0.45		4.37		0.49		4.33
1.00	4.14	218,354	0.70		4.05		0.74		4.01

1.00	2.84	1,201,313	0.20		2.78		0.24		2.74
1.00	2.81	67	0.23		2.78		0.27		2.74
1.00	2.74	133,806	0.30		3.07		0.34		3.03
1.00	2.69	6,468	0.35		2.58		0.39		2.54
1.00	2.58	537,912	0.45		2.67		0.49		2.63
1.00	2.33	268,622	0.70		2.44		0.74		2.40

1.00	1.08	1,398,794	0.20		1.11		0.24		1.07
1.00	1.05	65	0.23		1.27		0.27		1.23
1.00	0.98	372,946	0.30		1.26		0.34		1.22
1.00	0.93	17,035	0.35		0.89		0.39		0.85
1.00	0.83	236,848	0.45		0.84		0.49		0.80
1.00	0.58	100,678	0.70		0.54		0.74		0.50

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Share Class	of period	income		income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-FST Shares	$1.00	$0.0014(c	)	$(0.0014	)(c)
2009-FST Select Shares	1.00	0.0012(c	)	(0.0012	)(c)
2009-FST Preferred Shares	1.00	0.0008(c	)	(0.0008	)(c)
2009-FST Capital Shares	1.00	0.0006(c	)	(0.0006	)(c)
2009-FST Administration Shares	1.00	0.0002(c	)	(0.0002	)(c)
2009-FST Service Shares	1.00	0.0001(c	)	(0.0001	)(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.016		(0.016)
2008-FST Select Shares	1.00	0.016		(0.016)
2008-FST Preferred Shares	1.00	0.015		(0.015)
2008-FST Capital Shares	1.00	0.015		(0.015)
2008-FST Administration Shares	1.00	0.014		(0.014)
2008-FST Service Shares	1.00	0.012		(0.012)

2007-FST Shares	1.00	0.047		(0.047)
2007-FST Select Shares	1.00	0.047		(0.047)
2007-FST Preferred Shares	1.00	0.046		(0.046)
2007-FST Capital Shares	1.00	0.045		(0.045)
2007-FST Administration Shares	1.00	0.044		(0.044)
2007-FST Service Shares	1.00	0.042		(0.042)

2006-FST Shares	1.00	0.048		(0.048)
2006-FST Select Shares	1.00	0.047		(0.047)
2006-FST Preferred Shares	1.00	0.047		(0.047)
2006-FST Capital Shares	1.00	0.046		(0.046)
2006-FST Administration Shares	1.00	0.045		(0.045)
2006-FST Service Shares	1.00	0.043		(0.043)

2005-FST Shares	1.00	0.030		(0.030)
2005-FST Select Shares	1.00	0.030		(0.030)
2005-FST Preferred Shares	1.00	0.029		(0.029)
2005-FST Capital Shares	1.00	0.028		(0.028)
2005-FST Administration Shares	1.00	0.027		(0.027)
2005-FST Service Shares	1.00	0.025		(0.025)

2004-FST Shares	1.00	0.011		(0.011)
2004-FST Select Shares	1.00	0.011		(0.011)
2004-FST Preferred Shares	1.00	0.010		(0.010)
2004-FST Capital Shares	1.00	0.010		(0.010)
2004-FST Administration Shares	1.00	0.009		(0.009)
2004-FST Service Shares	1.00	0.006		(0.006)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Net investment income and distributions from net investment income contain 0.0009 and (0.0009) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income (loss) to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.14%	$16,942,168	0.20	%(b)	0.07	%(b)	0.23	%(b)	0.04	%(b)
1.00	0.12	670,028	0.23	(b)	(0.01	)(b)	0.26	(b)	(0.04	)(b)
1.00	0.08	304,897	0.29	(b)	(0.02	)(b)	0.33	(b)	(0.06	)(b)
1.00	0.06	330,368	0.33	(b)	(0.05	)(b)	0.38	(b)	(0.10	)(b)
1.00	0.02	2,196,762	0.37	(b)	(0.10	)(b)	0.48	(b)	(0.21	)(b)
1.00	0.01	1,058,820	0.41	(b)	(0.12	)(b)	0.73	(b)	(0.44	)(b)

1.00	1.64	12,010,372	0.21		1.51		0.24		1.48
1.00	1.61	32,927	0.24		0.42		0.27		0.39
1.00	1.54	246,788	0.31		1.46		0.34		1.43
1.00	1.49	360,461	0.36		1.30		0.39		1.27
1.00	1.39	1,995,689	0.46		1.40		0.49		1.37
1.00	1.17	1,357,797	0.67		1.17		0.74		1.10

1.00	4.80	11,652,689	0.20		4.32		0.24		4.28
1.00	4.77	26	0.23		4.62		0.27		4.58
1.00	4.70	646,792	0.30		4.52		0.34		4.48
1.00	4.65	318,665	0.35		4.39		0.39		4.35
1.00	4.54	2,787,538	0.45		4.44		0.49		4.40
1.00	4.28	1,837,123	0.70		4.19		0.74		4.15

1.00	4.86	1,855,829	0.20		4.79		0.24		4.75
1.00	4.83	4	0.23		4.75		0.27		4.71
1.00	4.76	776,080	0.30		4.69		0.34		4.65
1.00	4.71	90,897	0.35		4.79		0.39		4.75
1.00	4.60	2,353,384	0.45		4.55		0.49		4.51
1.00	4.34	1,821,459	0.70		4.31		0.74		4.27

1.00	3.00	1,633,047	0.20		3.00		0.23		2.97
1.00	2.97	3	0.23		3.83		0.26		3.80
1.00	2.90	669,177	0.30		2.97		0.33		2.94
1.00	2.85	1,926	0.35		2.73		0.38		2.70
1.00	2.75	1,856,730	0.45		2.78		0.48		2.75
1.00	2.49	1,036,131	0.70		2.55		0.73		2.52

1.00	1.14	2,262,617	0.20		1.16		0.22		1.14
1.00	1.11	2	0.23		0.82		0.25		0.80
1.00	1.04	493,548	0.30		1.04		0.32		1.02
1.00	0.99	1,038	0.35		0.77		0.37		0.75
1.00	0.89	1,581,650	0.45		0.90		0.47		0.88
1.00	0.64	676,295	0.70		0.67		0.72		0.65

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of
Goldman Sachs Trust — Goldman Sachs Financial Square Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Obligations Fund (collectively, the “Goldman Sachs Financial Square Funds”), portfolios of the Goldman Sachs Trust, at August 31, 2009, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Goldman Sachs Financial Square Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 15, 2009

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended August 31, 2009 (Unaudited)

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of a Fund you incur ongoing costs, including management fees, service and/or shareholder administration fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 through August 31, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Fund				Government Fund				Money Market Fund				Prime Obligations Fund
				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*
FST Shares
Actual	$1,000.00	$1,001.30		$1.06	$1,000.00	$1,001.70		$0.93	$1,000.00	$1,002.10		$1.12	$1,000.00	$1,001.80		$1.26
Hypothetical 5% return	1,000.00	1,024.15	+	1.07	1,000.00	1,024.27	+	0.95	1,000.00	1,024.09	+	1.13	1,000.00	1,023.95	+	1.27

FST Select Shares
Actual	1,000.00	1,001.20		1.19	1,000.00	1,001.50		1.08	1,000.00	1,001.90		1.28	1,000.00	1,001.70		1.41
Hypothetical 5% return	1,000.00	1,024.02	+	1.20	1,000.00	1,024.13	+	1.09	1,000.00	1,023.93	+	1.29	1,000.00	1,023.80	+	1.42

FST Preferred Shares
Actual	1,000.00	1,000.80		1.56	1,000.00	1,001.20		1.44	1,000.00	1,001.60		1.62	1,000.00	1,001.30		1.77
Hypothetical 5% return	1,000.00	1,023.65	+	1.58	1,000.00	1,023.77	+	1.45	1,000.00	1,023.58	+	1.64	1,000.00	1,023.44	+	1.78

FST Capital Shares
Actual	1,000.00	1,000.60		1.79	1,000.00	1,000.90		1.69	1,000.00	1,001.30		1.88	1,000.00	1,001.10		2.02
Hypothetical 5% return	1,000.00	1,023.42	+	1.81	1,000.00	1,023.51	+	1.71	1,000.00	1,023.33	+	1.90	1,000.00	1,023.19	+	2.04

FST Administration Shares
Actual	1,000.00	1,000.30		2.16	1,000.00	1,000.50		2.12	1,000.00	1,000.80		2.33	1,000.00	1,000.70		2.43
Hypothetical 5% return	1,000.00	1,023.05	+	2.18	1,000.00	1,023.09	+	2.14	1,000.00	1,022.87	+	2.36	1,000.00	1,022.78	+	2.45

FST Service Shares
Actual	1,000.00	1,000.10		2.34	1,000.00	1,000.10		2.69	1,000.00	1,000.10		3.06	1,000.00	1,000.10		3.07
Hypothetical 5% return	1,000.00	1,022.86	+	2.37	1,000.00	1,022.52	+	2.72	1,000.00	1,022.15	+	3.09	1,000.00	1,022.14	+	3.10

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended August 31, 2009 (Unaudited) (continued)

	Tax-Free Money Market Fund				Treasury Instruments Fund				Treasury Obligations Fund
				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*
FST Shares
Actual	$1,000.00	$1,001.60		$1.15	$1,000.00	$1,000.60		$1.00	$1,000.00	$1,000.90		$1.02
Hypothetical 5% return	1,000.00	1,024.06	+	1.16	1,000.00	1,024.21	+	1.01	1,000.00	1,024.19	+	1.03

FST Select Shares
Actual	1,000.00	1,001.50		1.30	1,000.00	1,000.40		1.12	1,000.00	1,000.70		1.19
Hypothetical 5% return	1,000.00	1,023.91	+	1.31	1,000.00	1,024.08	+	1.14	1,000.00	1,024.01	+	1.21

FST Preferred Shares
Actual	1,000.00	1,001.10		1.65	1,000.00	1,000.30		1.31	1,000.00	1,000.40		1.49
Hypothetical 5% return	1,000.00	1,023.55	+	1.67	1,000.00	1,023.90	+	1.32	1,000.00	1,023.71	+	1.51

FST Capital Shares
Actual	1,000.00	1,000.90		1.90	1,000.00	1,000.20		1.41	1,000.00	1,000.30		1.66
Hypothetical 5% return	1,000.00	1,023.30	+	1.93	1,000.00	1,023.80	+	1.43	1,000.00	1,023.55	+	1.68

FST Administration Shares
Actual	1,000.00	1,000.40		2.36	1,000.00	1,000.10		1.55	1,000.00	1,000.10		1.80
Hypothetical 5% return	1,000.00	1,022.85	+	2.38	1,000.00	1,023.66	+	1.56	1,000.00	1,023.40	+	1.83

FST Service Shares
Actual	1,000.00	1,000.10		2.91	1,000.00	1,000.10		1.56	1,000.00	1,000.10		1.87
Hypothetical 5% return	1,000.00	1,022.29	+	2.94	1,000.00	1,023.64	+	1.58	1,000.00	1,023.33	+	1.89

*	Expenses for each share class are calculated using the Funds’ annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Federal	0.21%	0.24%	0.31%	0.35%	0.43%	0.46%
Government	0.19	0.21	0.28	0.34	0.42	0.53
Money Market	0.22	0.25	0.32	0.37	0.46	0.61
Prime Obligations	0.25	0.28	0.35	0.40	0.48	0.61
Tax-Free Money Market	0.23	0.26	0.33	0.38	0.47	0.58
Treasury Instruments	0.20	0.22	0.26	0.28	0.31	0.31
Treasury Obligations	0.20	0.24	0.30	0.33	0.36	0.37

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Financial Square Federal, Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Money Market, Goldman Sachs Financial Square Prime Obligations, Goldman Sachs Financial Square Tax-Free Money Market, Goldman Sachs Financial Square Treasury Instruments and Goldman Sachs Financial Square Treasury Obligations Funds (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2010 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17, 2009 (the “Annual Contract Meeting”).

To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to reports on the Funds’ investment performance, expenses and other matters discussed at regularly scheduled Board meetings during the year, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held meetings on December 17, 2008, February 11, 2009 and May 20, 2009. At those Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including:

(a)	the nature and quality of the advisory, administrative and other services provided to the Funds by the Investment Adviser and its affiliates;

(b)	the Funds’ investment performance;

(c)	the Funds’ management fee arrangements;

(d)	the voluntary undertakings of the Investment Adviser and the Funds’ affiliated distributor to reimburse certain fees and expenses of the Funds that exceed specified levels and the estimated annualized savings realized by the Funds from those undertakings;

(e)	potential economies of scale;

(f)	the relative expense levels of the Funds as compared to those of comparable funds managed by the Investment Adviser, as well as those managed by other advisers;

(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of each of the Funds and the Trust as a whole to the Investment Adviser and its affiliates;

(h)	the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements;

(i)	a summary of fee concessions made by the Investment Adviser and its affiliates over the past several years with respect to the Funds;

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	to the extent the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(k)	information on the processes followed by a third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Funds;

(l)	the current pricing of services provided by, and the profitability of, the Funds’ transfer agent, Goldman, Sachs & Co. (“Goldman Sachs”); and

(m)	the nature and quality of the services provided to the Funds by their unaffiliated service providers and reports on due diligence conducted by the Investment Adviser with respect to those service providers.

At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters, including: (a) the quality of the Investment Adviser’s services; (b) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams; (c) the groups or teams within the Investment Adviser that support the portfolio management teams, including legal, compliance, internal audit, the credit department, fund controllers, tax, product services, valuation oversight, market risk analysis, finance and strategy, operations, shareholder services, risk management and advisory, training and technology; (d) whether certain reductions in headcount due to the economic environment were likely to affect the quality of the services provided to the Funds; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Funds for transfer agency and other services; (h) the terms of the Management Agreement and agreements with other service providers entered into by the Trust on behalf of the Funds; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Funds’ other service providers, including the custodian and fund accounting agent; (j) the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; (k) the Investment Adviser’s approach to risk management; (l) an overview of the Funds’ distribution plan; and (m) an annual review of the effectiveness of the Funds’ compliance program. At the Annual Contract Meeting, the Trustees also considered further the Investment Adviser’s profitability with respect to each Fund, and each Fund’s investment performance, fees and expenses, including each Fund’s expense trends over time.

In connection with the Committee meetings and the Annual Contract Meeting, the Trustees attended sessions at which they reviewed information regarding the Funds’ assets, share purchase and redemption activity, and the payment of non-Rule 12b-1 shareholder service and/or administration fees by the Funds. Also, in conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Fund shares, and other matters. During the course of their deliberations, the Independent Trustees met in executive session with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

The presentations made at the Committee meetings and at the Annual Contract Meeting encompassed the Funds and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for all of the Funds and the other mutual fund portfolios for which the Trustees have responsibility were considered at the same Annual Contract Meeting, the Trustees separately considered the Management Agreement as it applied to each Fund.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Funds. At those meetings the Trustees regularly received materials relating to the Investment Adviser’s investment management and other services provided under the Management Agreement, including: (a) information on the investment performance of the Funds in comparison to the performance of similar money market mutual funds; (b) general investment outlooks in the markets in which the Funds invest; (c) compliance reports; and (d) expenses borne by the Funds. In addition, the Trustees were provided with copies of disclosure materials regarding the Funds and their expenses, as well as information on the Funds’ competitive universe. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

Nature, Extent and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Funds by the Investment Adviser and its affiliates. The Trustees concluded that, during the recent financial crisis, the Investment Adviser had demonstrated a willingness and an ability to commit substantial financial and other resources to the operations of the Funds and had represented that it will continue to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, valuation oversight, vendor oversight and risk management. The Independent Trustees also observed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser, including the implementation and enhancement of compliance systems and education and training initiatives.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Independent Trustees also considered the investment performance of the Funds and the Investment Adviser. In this regard, they compared the investment performance of each Fund to the performance rankings and ratings compiled by the Outside Data Provider. This information on each Fund’s investment performance was provided for the one-, three-, five- and ten-year periods ended December 31, 2008. The Trustees considered each Fund’s investment performance in light of its investment objective, credit parameters and market conditions. They also considered the investor constituencies each Fund serves, and each Fund’s compliance with regulations of the SEC applicable to money market mutual funds and the stability of net asset values. In light of these considerations, the Trustees concluded that each Fund had provided investment performance within a competitive range for investors, and that the Investment Adviser’s continued management would benefit each Fund and its shareholders.

Costs of Services Provided and Competitive Information

The Independent Trustees considered the contractual fee rates payable by each Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of the Funds’ management fees to those of relevant peer groups and category universes; an expense analysis which compared each Fund’s expenses to a peer group and a category universe; and a five-year history period comparing each Fund’s expenses to the peer and category averages. The analyses also compared each Fund’s transfer agency fees, custody and accounting fees, other expenses and fee waivers/reimbursements to those of other funds in the peer group and peer group median. The Independent Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Independent Trustees considered the Investment Adviser’s voluntary undertakings to limit the Funds’ management fees and “other expenses” ratios (excluding certain expenses) to certain specified levels, as well as Goldman Sachs’ voluntary undertaking to waive a portion of the service fees attributable to certain share classes of certain Funds. They also considered, to the extent that the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to institutional accounts, which operated under less stringent legal and regulatory structures, were in some instances subject to different investment guidelines, required fewer services from the Investment Adviser to a smaller number of client contact points, were less time-intensive and paid lower fees.

The Independent Trustees noted the competitive nature of the mutual fund marketplace, and that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and have a general expectation that the relationship will continue. They also noted that shareholders are able to redeem their Fund shares if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Independent Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Funds. In this regard the Independent Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service) and the Investment Adviser’s expense allocation methodology. The Trustees also reviewed the report of the internal audit group within the Goldman Sachs organization, which included an assessment of the reasonableness and consistency of the Investment Adviser’s expense allocation methodology and an evaluation of the accuracy of the Investment Adviser’s profitability analysis calculations. Profitability data for the Trust and each Fund were provided for 2008 and 2007, and the Independent Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Independent Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to information on the reported pre-tax profit margins earned by certain other asset management firms.

Economies of Scale

The Independent Trustees reviewed information regarding potential economies of scale, and whether the Funds and their shareholders were participating in the benefits of such economies. In this regard, they considered the amount of assets in the Funds; the Funds’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; and information comparing the contractual fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged to other money market funds in the peer group. The Trustees considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees noted that the fees actually paid by the Funds were reduced by the voluntary undertakings of the Investment Adviser and Goldman Sachs to limit fees and certain other expenses to certain amounts.

Other Benefits to the Investment Adviser and Its Affiliates

The Independent Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ ability to engage in principal transactions with the Funds under the SEC exemptive orders permitting such trades; (f) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (g) the Investment Adviser’s ability to leverage relationships with the Funds’ third party service providers to attract more firmwide business.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Independent Trustees also noted that the Funds receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firmwide resources (e.g., proprietary databases); and (g) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Independent Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Independent Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2010.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Trustees and Officers (Unaudited)
Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Ashok N. Bakhru Age: 67	Chairman of the Board of Trustees	Since 1991
President, ANB Associates (July 1994-March 1996 and November 1998-Present); Director, Apollo Investment Corporation (a business development company) (October 2008-Present); Executive Vice President—Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004 and 2006-Present); Trustee of the Walnut Street Theater (1992-2004); Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-2008); Director, Private Equity Investors—III and IV (November 1998-2007), and Equity-Limited Investors II (April 2002-2007); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

Chairman of the Board of Trustees—Goldman Sachs Mutual Fund Complex.
				94	Apollo Investment Corporation (a business development company)

John P. Coblentz, Jr. Age: 68	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); and Director, Elderhostel, Inc. (2006-Present). Trustee—Goldman Sachs Mutual Fund Complex.	94	None

Diana M. Daniels Age: 60	Trustee	Since 2007	Ms. Daniels is retired (since January 2007). Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is Chairman of the Executive Committee, Cornell University (2006-Present); Member, Advisory Board, Psychology Without Borders (international humanitarian aid organization) (since 2007), and former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006-2007). Trustee—Goldman Sachs Mutual Fund Complex.	94	None

Patrick T. Harker Age: 50	Trustee	Since 2000	President, University of Delaware (July 2007-Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex.	94	None

Jessica Palmer Age: 60	Trustee	Since 2007	Consultant, Citigroup Human Resources Department (2007-2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984-2006). Ms. Palmer is a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-Present). Trustee—Goldman Sachs Mutual Fund Complex.	94	None

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Trustees and Officers (Unaudited) (continued)

Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Richard P. Strubel Age: 70	Trustee	Since 1987	Director, Cardean Learning Group (provider of educational services via the internet) (2003-2008); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Audit Committee Chairman, The University of Chicago (2006-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex.	94	Gildan Activewear Inc. (a clothing marketing and manufacturing company); The Northern Trust Mutual Fund Complex (58 Portfolios) (Chairman of the Board of Trustees).

Interested Trustees

				Number of
				Portfolios in
		Term of		Fund Complex	Other
Name,	Position(s) Held	Office and	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Length of Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

James A. McNamara* Age: 47	President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007). Trustee—Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002-May 2004).	94	None

Alan A. Shuch* Age: 59	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex.	94	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Peter V. Bonanno.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the conclusion of the first Board meeting held subsequent to the day the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[3]	The Goldman Sachs Mutual Fund Complex consists of the Trust, Goldman Sachs Municipal Opportunity Fund, Goldman Sachs Credit Strategies Fund, and Goldman Sachs Variable Insurance Trust. As of August 31, 2009, the Trust consisted of 81 portfolios, and Goldman Sachs Variable Insurance Trust consisted of 11 portfolios. The Goldman Sachs Municipal Opportunity Fund does not currently offer shares to the public.
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Address and Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

James A. McNamara 32 Old Slip New York, NY 10005 Age: 47	President and Trustee	Since 2007
Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007).

Trustee—Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 44	Treasurer and Senior Vice President	Since 1997 Since 2007	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer and Senior Vice President—Goldman Sachs Mutual Fund Complex.

Peter V. Bonanno One New York Plaza New York, NY 10004 Age: 42	Secretary	Since 2003
Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002-Present); Vice President, Goldman Sachs (1999-2006); and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary—Goldman Sachs Mutual Fund Complex (2006-Present); and Assistant Secretary—Goldman Sachs Mutual Fund Complex (2003-2006).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

 Goldman Sachs Financial Square Funds—Tax Information (Unaudited)

During the period ended August 31, 2009, 100% of the distributions from net investment income paid by the Financial Square Tax-Free Money Market Fund were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

Pursuant to Section 852 of the Internal Revenue Code, the Financial Square Government and Financial Square Money Market Funds designate $472,862 and $161,200 respectively, as capital gain dividends paid during its period ended August 31, 2009.

During the period ended August 31, 2009, 100% of the net investment company taxable income distributions paid by the Financial Square Federal, Financial Square Treasury Instruments, Financial Square Government Fund and Financial Square Treasury Obligations Funds were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $761 billion in assets under management as of June 30, 2009 — our investment professionals bring firsthand knowledge of local markets to every investment decision, Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1]
Fixed Income
■ Enhanced Income Fund
■ Ultra-Short Duration
Government Fund
■ Short Duration Government
Fund
■ Short Duration Tax-Free Fund
■ Municipal Income Fund
■ Government Income Fund
■ Inflation Protected Securities
Fund
■ U.S. Mortgages Fund
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Investment Grade Credit Fund
■ Global Income Fund
■ High Yield Municipal Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets
Debt Fund
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Mid Cap Value Fund
■ Growth Opportunities Fund
■ Small Cap Value Fund
■ Small/Mid Cap Growth Fund

Structured Equity
■ Balanced Fund
■ Structured U.S. Equity Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Equity Fund
■ Structured Small Cap Value Fund
■ Structured Small Cap Growth Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ U.S. Equity Dividend and Premium Fund
■ International Equity Dividend and Premium Fund

Fund of Funds[2]■ Asset Allocation Portfolios
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Enhanced Dividend Global Equity
Portfolio
■ Tax-Advantaged Global Equity
Portfolio

Retirement Strategies[2]
Fundamental Equity International Funds
■ Structured International Equity Fund
■ Structured International Equity
Flex Fund
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ Structured International Small Cap Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Select Satellite[2]■ Real Estate Securities Fund
■ International Real Estate
Securities Fund
■ Commodity Strategy Fund
■ Absolute Return Tracker Fund

[1]	An Investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Individual Funds within the Fund of Funds, Retirement Strategies and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Select Satellite category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Our Web site at www.goldmansachsfunds.com to obtain month-end returns.

Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds.

Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.

A prospectus for the Fund containing more complete information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2009 Goldman, Sachs & Co. All rights reserved. 27443.MF.TMPL FSQAR / 239.9K / 10-09

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2009	2008	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$2,798,400	$1,262,776	Financial Statement audits. $201,250 and $449,867, represent audit fees borne by the Funds’ adviser, in 2009 and 2008, respectively, in relation to fees incurred as a result of fiscal year end changes.

Audit-Related Fees:

• PwC	$181,992	$232,222	Other attest services. $17,800 represents fees borne by the Funds’ adviser in relation to fees incurred as a result of fiscal year end changes.

Tax Fees:

• PwC	$590,340	$439,850	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns. For 2009, $145,994 represents fees borne by the Funds’ adviser in relation to fees incurred as a result of fiscal year end changes.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2009	2008	Description of Services Rendered

Audit-Related Fees:

• PwC	$1,509,000	$1,097,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70. These fees are borne by the Funds’ Adviser.

All Other Fees:

• PwC	$0	$50,000	Services provided for the review of documentation and filings in reference to share class and Fund commencements, Fund reorganizations and additional due diligence assessments. The 2008 fees represent amounts borne by the Fund’s adviser.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the years ended August 31, 2009 and August 31, 2008 were approximately $772,332 and $672,072 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended December 31, 2008 and December 31, 2007 were approximately $5.8 million and $5.3 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2008 and 2007 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	October 16, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	October 16, 2009